EQ Advisors TrustSM

Prospectus dated May 1, 2007

This Prospectus describes Portfolios* offered by EQ Advisors Trust and the Class IA or Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Equity Portfolios

EQ/AllianceBernstein Common Stock

EQ/AllianceBernstein Growth and Income

EQ/AllianceBernstein International

EQ/AllianceBernstein Large Cap Growth

EQ/AllianceBernstein Small Cap Growth

EQ/AllianceBernstein Value

EQ/Ariel Appreciation II

EQ/AXA Rosenberg Value Long/Short Equity

EQ/BlackRock Basic Value Equity**

EQ/BlackRock International Value**

EQ/Boston Advisors Equity Income

EQ/Calvert Socially Responsible

EQ/Capital Guardian Growth

EQ/Capital Guardian International

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Davis New York Venture

EQ/Equity 500 Index

EQ/Evergreen Omega

EQ/FI Mid Cap

EQ/FI Mid Cap Value

EQ/Franklin Income

EQ/Franklin Small Cap Value

EQ/GAMCO Mergers and Acquisitions

EQ/GAMCO Small Company Value

EQ/International Growth

EQ/Janus Large Cap Growth***

EQ/JPMorgan Value Opportunities

EQ/Legg Mason Value Equity

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Lord Abbett Mid Cap Value

EQ/Marsico Focus

EQ/MFS Emerging Growth Companies

EQ/MFS Investors Trust

EQ/Montag & Caldwell Growth

EQ/Mutual Shares

EQ/Oppenheimer Global

EQ/Oppenheimer Main Street Opportunity

EQ/Oppenheimer Main Street Small Cap

EQ/Small Cap Value***

EQ/Small Company Growth***

EQ/Small Company Index

EQ/Templeton Growth

EQ/TCW Equity***

EQ/UBS Growth and Income

EQ/Van Kampen Comstock

EQ/Van Kampen Emerging Markets Equity

EQ/Van Kampen Mid Cap Growth

EQ/Van Kampen Real Estate

EQ/Wells Fargo Montgomery Small Cap***

Fixed Income Portfolios

EQ/AllianceBernstein Intermediate Government Securities

EQ/AllianceBernstein Quality Bond

EQ/Caywood-Scholl High Yield Bond

EQ/Evergreen International Bond

EQ/JPMorgan Core Bond

EQ/Long Term Bond

EQ/Money Market

EQ/PIMCO Real Return

EQ/Short Duration Bond

*	Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.
**	Reflects name of the Portfolio after May 25, 2007. Please see next page “Overview – Information on Portfolio Name Changes”.
***	Please see next page “Overview – Information on Portfolio Reorganizations” for information affecting this Portfolio.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version 13RR

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-five (65) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA or Class IB shares of sixty (60) of the Trust’s Portfolios. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. Each Portfolio is a diversified Portfolio, except for the EQ/Small Cap Value Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio, the EQ/Marsico Focus Portfolio, the EQ/Legg Mason Value Equity Portfolio and EQ/Van Kampen Real Estate Portfolio which are non-diversified Portfolios. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The 401(k) Plan sponsored by AXA Equitable (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio.

The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Information on Portfolio Name Changes
Portfolio Name Until May 25, 2007	Portfolio Name after May 25, 2007
EQ/Capital Guardian International Portfolio	MarketPLUS International Core Portfolio
EQ/FI Mid Cap Value Portfolio	MarketPLUS Mid Cap Value Portfolio
EQ/MFS Emerging Growth Companies Portfolio	MarketPLUS Large Cap Growth Portfolio
EQ/MFS Investors Trust Portfolio	MarketPLUS Large Cap Core Portfolio
EQ/Mercury Basic Value Equity Portfolio	EQ/BlackRock Basic Value Portfolio
EQ/Mercury International Value Portfolio	EQ/BlackRock International Value Portfolio

Information on Portfolio Reorganizations

A shareholder meeting has been scheduled on or about May 24, 2007 at which shareholders of the EQ/Small Company Growth Portfolio and the EQ/Wells Fargo Montgomery Small Cap Portfolio (collectively, the “Small Company Growth Portfolios”) will vote on an Agreement and Plan of Reorganization, which contemplates the transfer of all of the assets of the Small Company Growth Portfolios to the Multimanager Small Cap Growth Portfolio (“VIP Growth Portfolio”) of AXA Premier VIP Trust (“VIP Trust”) in exchange for the assumption by the VIP Growth Portfolio of all of the liabilities of the Small Company Growth Portfolios and Class A and Class B Shares of the VIP Growth Portfolio. Subject to shareholder approval, the effective date of the proposed merger involving EQ/Small Company Growth Portfolio will be on or about May 25, 2007 and the effective date of the proposed merger involving the EQ/Wells Fargo Montgomery Small Cap Portfolio will be on or about July 6, 2007.

A shareholder meeting has been scheduled on or about May 24, 2007 at which shareholders of the EQ/Small Cap Value Portfolio (“Small Cap Value Portfolio”) will vote on an Agreement and Plan of Reorganization (“Proposed Value Merger”), which contemplates the transfer of all of the assets of the Small Cap Value Portfolio to the Multimanager Small Cap Value Portfolio (“VIP Value Portfolio”) of the VIP Trust in exchange for the assumption by the VIP Value Portfolio of all of the liabilities of the Small Cap Value Portfolio and Class A and Class B Shares of the VIP Value Portfolio. Subject to shareholder approval, the effective date of the Proposed Value Merger will be on or about May 25, 2007.

A shareholder meeting has been scheduled on or about June 27, 2007 at which shareholders of the EQ/Janus Large Cap Growth Portfolio (“Janus Portfolio”) will vote on an Agreement and Plan of Reorganization (“Proposed Merger”), which contemplates the transfer of all of the assets of the Janus Portfolio to the EQ/TCW Equity Portfolio (“TCW Value Portfolio”) in exchange for the assumption by the TCW Portfolio of all of the liabilities of the Janus Portfolio and Class IA and Class IB Shares of the TCW Portfolio. Subject to shareholder approval, the effective date of the Proposed Merger will be on or about July 6, 2007.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective and, except as otherwise noted, the investment policies of a Portfolio are not fundamental policies and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/AllianceBernstein Common Stock, EQ/AllianceBernstein Large Cap Growth, EQ/AllianceBernstein Small Cap Growth, EQ/AXA Rosenberg Value Long Short Equity, EQ/BlackRock Basic Value Equity, EQ/Boston Advisors Equity Income, EQ/Capital Guardian U.S. Equity, EQ/Equity 500 Index, EQ/FI Mid Cap, EQ/FI Mid Cap Value, EQ/Franklin Small Cap Value, EQ/GAMCO Small Company Value, EQ/Janus Large Cap Growth, EQ/Legg Mason Value Equity, EQ/Lord Abbett Large Cap Core, EQ/Lord Abbett Mid Cap Value, EQ/Oppenheimer Main Street Small Cap, EQ/Small Cap Value, Portfolio, EQ/Small Company Growth, EQ/Small Company Index, EQ/TCW Equity, EQ/Van Kampen Emerging Markets Equity, EQ/Van Kampen Mid Cap Growth, EQ/Van Kampen Real Estate Portfolio, EQ/Wells Fargo Montgomery Small Cap, EQ/AllianceBernstein Intermediate Government Securities, EQ/AllianceBernstein Quality Bond, EQ/Caywood-Scholl High Yield Bond, EQ/Evergreen International Bond, EQ/JPMorgan Core Bond, EQ/Long Term Bond, EQ/Short Duration Bond Portfolios each have a policy that it will invest 80% of its net assets in the particular type of investment suggested by its name. The EQ/BlackRock International Value and EQ/Van Kampen Comstock Portfolios each have a policy that it will invest 80% of its net assets in a particular type of investment. These policies may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio (other than the EQ/Equity 500 Index, EQ/Small Company Index and EQ/Long Term Bond Portfolios) may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•

A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Equity Portfolios

EQ/AllianceBernstein Common Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio also invests in other equity-type securities (such as preferred stock or convertible debt) that the Adviser believes will share in the growth of the economy over a long-term period.

The Portfolio invests primarily in common stocks that are listed on national securities exchanges, generally those companies with large market capitalizations. Smaller amounts may be invested in stocks that are traded over-the-counter, which generally include stocks of companies with small market capitalization. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio invests in both growth-oriented and value-oriented stocks of companies of any size. By combining growth and value in a single portfolio, the Adviser seeks to smooth performance over time and to ensure that premiums are driven by security selection. The Adviser seeks to invest the growth portion of the Portfolio in companies with strong business models and market positions that offer the prospect of sustained, superior earnings growth. Relying on a bottom-up stock selection process driven by fundamental research, the Adviser seeks to identify such companies at an early stage. The Adviser seeks to invest the value portion of the Portfolio in companies that are trading at a discount to their long-term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Adviser may also own securities if they reduce portfolio risk or are diversifying to the Portfolio. The Adviser relies on a disciplined stock selection process that combines fundamental research and financial forecasts to seek to identify such companies. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Common Stock Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Common Stock Portfolio whose inception date is January 13, 1976, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
28.39% (1998 4th Quarter)	–19.29% (2002 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Common Stock Portfolio — Class IA Shares	11.01%	5.87%	7.92%
S&P 500 Index†	15.80%	6.19%	8.42%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	5

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Common Stock Portfolio	Class IA Shares
Management Fee	0.47%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses**	0.60%
*	“Other Expenses” have been restated to reflect current administrative fees.
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.58% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$61
3 Years	$192
5 Years	$333
10 Years	$747

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on AllianceBernstein’s growth, value and fixed-income investment teams and, in turn, the fundamental research of AllianceBernstein’s large internal research staff. The primary day-to-day responsibilities for coordinating the Portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

Mr. Masters has served as CIO — Style Blend and Core Equity Services and headed the US and global style blend teams since 2002. He serves on AllianceBernstein’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Mr. Masters joined AllianceBernstein in 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

6	About the investment portfolios	EQ Advisors Trust

EQ/AllianceBernstein Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to provide a high total return.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in dividend-paying common stocks of carefully selected high-quality, large capitalization companies (currently considered by the Adviser to mean companies with market capitalizations of at least $1 billion at the time of purchase). The Portfolio also may invest in fixed-income and convertible securities. The Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 and to achieve (in the long run) a rate of growth in Portfolio income that exceeds the rate of inflation. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants, and in investment grade corporate bonds, notes and debentures and in U.S. Government Securities. The Portfolio may also invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (so-called “junk bonds”) (i.e., rated BB or lower by S&P or Ba or lower by Moody’s), or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes.

The Portfolio may also write covered call and put options on securities and securities indices for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indices for hedging purposes. The Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond and Lower Rated Securities Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Growth and Income Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Growth and Income Portfolio whose inception date is October 1, 1993, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
26.29% (1998 4th Quarter)	–17.09% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	7

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Growth and Income Portfolio — Class IA Shares	18.84%	7.90%	11.08%
Russell 1000 Value Index†	22.25%	10.86%	11.00%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Growth and Income Portfolio	Class IA Shares
Management Fee	0.56%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.12%
Total Annual Portfolio Operating Expenses**	0.68%
*	“Other Expenses” have been restated to reflect current administrative fees.
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.67% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$69
3 Years	$218
5 Years	$379
10 Years	$847

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Relative Value Investment Team. The Relative Value Investment Team relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. While all members of the team work jointly to determine the investment strategy, including security selection, Aryeh Glatter is primarily responsible for day-to-day management of the Portfolio.

Mr. Glatter is Senior Vice President and US Relative Value Portfolio Manager. He has had portfolio management responsibilities for the past 8 years. Mr. Glatter joined AllianceBernstein in 1993 and served as an equity analyst in the small-cap area following consumer related industries, primarily the retailing, leisure, consumer products, apparel and lodging industries.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

8	About the investment portfolios	EQ Advisors Trust

EQ/AllianceBernstein International Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or “emerging markets”), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries (including developing countries or “emerging markets”) not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	9

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
25.49% (1999 4th Quarter)	–20.46% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein International Portfolio — Class IA Shares	23.80%	15.65%	6.13%
MSCI EAFE Index†	26.34%	14.98%	7.71%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein International Portfolio	Class IA Shares
Management Fee	0.71%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.20%
Total Annual Portfolio Operating Expenses	0.91%
Less Fee Waiver/Expense Reimbursement**	–0.06%
Net Annual Portfolio Operating Expenses***	0.85%
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$87
3 Years	$284
5 Years	$498
10 Years	$1,114

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on AllianceBernstein’s growth, value and fixed-income investment teams and, in turn, the fundamental research of AllianceBernstein’s large internal research staff. The primary day-to-day responsibilities for coordinating the portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

10	About the investment portfolios	EQ Advisors Trust

Mr. Masters has served as CIO — Style Blend and Core Equity Services and headed the US and global style blend teams since 2002. He serves on AllianceBernstein’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Mr. Masters joined AllianceBernstein in 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	11

Equity Portfolios (continued)

EQ/AllianceBernstein Large Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently considers large capitalization companies to be companies with market capitalization within the range of companies in the Russell 1000 Growth Index at the time of initial investment. The market capitalization of companies included in this index fluctuates with the markets and was approximately $1.12 million to $463.6 billion as of December 31, 2006.

The Portfolio invests primarily in equity securities of a limited number of large, carefully selected high-quality United States companies that the Adviser believes are likely to achieve superior earnings growth. The Portfolio is diversified for purposes of the 1940 Act, however it may still be relatively concentrated. The Adviser selects the Portfolio’s investments from a research universe of more than 500 companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying securities of companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations.

Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio’s net assets. In managing the Portfolio, the Adviser seeks to capitalize on apparently unwarranted price fluctuations both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions to time the market. During market declines, while adding to positions in favored stocks, the Portfolio generally becomes somewhat more aggressive, gradually reducing the number of companies represented in its holdings. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio generally becomes somewhat more conservative, gradually increasing the number of companies represented in its holdings. Through this approach, the Adviser seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Adviser expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500. The average market capitalization of companies in the S&P 500 Index was approximately $101.4 billion as of December 31, 2006.

The Portfolio may invest up to 20% of its net assets in convertible securities and 20% of its total assets in securities of foreign issuers.

The Portfolio may write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk
•	Derivatives Risk
•	Equity Risk
•	Focused Portfolio Risk
•	Foreign Securities Risk
•	Growth Investing Risk
•	Large-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the Portfolio for one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
11.52% (2003 2nd Quarter)	–19.76% (2001 3rd Quarter)

12	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/AllianceBernstein Large Cap Growth Portfolio — Class IB Shares	–0.52%	0.99%	–3.26%
Russell 1000 Growth Index†	9.07%	2.69%	–1.63%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Large Cap Growth Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.11%
Total Annual Portfolio Operating Expenses	1.26%
Less Fee Waiver/Expense Reimbursement**	–0.21%
Net Annual Portfolio Operating Expenses***	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.03% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$379
5 Years	$671
10 Years	$1,435

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio since the Portfolio commenced its operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s US Large Cap Growth Team, which is responsible for management of all of AllianceBernstein’s US Large Cap Growth accounts. The US Large Cap Growth Team relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. The five members of the US Large Cap Growth team with the most significant responsibility for the day-to-day management of the Portfolio are: James G. Reilly, David P. Handke, Michael Reilly, Scott Wallace and Syed Hasnain. Each has joint and primary responsibility for the day-to-day management of the Portfolio.

James G. Reilly, Executive Vice President, has served as Team Leader for the US Large Cap Growth team since 2003. Mr. Reilly joined AllianceBernstein in 1985 as a quantitative and fundamental research analyst and has had portfolio management responsibilities since 1988.

David P. Handke, Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1984 as a US Large Cap Growth portfolio manager and has had portfolio management responsibilities since that time.

EQ Advisors Trust	About the investment portfolios	13

Equity Portfolios (continued)

Michael Reilly, Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1992 as a member of the US Large Cap Growth team and has had portfolio management responsibilities for the past five years.

Scott Wallace, Senior Vice President and Portfolio Manager, joined AllianceBernstein in 2001 as a US Large Cap Growth portfolio manager and has had portfolio management responsibilities since that time.

Syed J. Hasnain, Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1994 as a US Large Cap Growth portfolio manager and has had portfolio management responsibilities since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

14	About the investment portfolios	EQ Advisors Trust

EQ/AllianceBernstein Small Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies (currently considered by the Adviser to mean companies with market capitalization at or below $3 billion at the time of initial purchase).

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio generally engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Fixed Income Risk

Interest Rate Risk

Investment Grade Securities Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years, and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
28.16% (1999 4th Quarter)	–28.07% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/AllianceBernstein Small Cap Growth Portfolio — Class IA Shares	9.28%	6.64%	8.08%
Russell 2500 Growth Index†	12.26%	7.62%	8.15%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	15

Equity Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares
Management Fee	0.74%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses**	0.87%
*	“Other Expenses” have been restated to reflect current administrative fees.
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.86% for Class IA shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$89
3 Years	$278
5 Years	$482
10 Years	$1,073

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s US Small/SMID Cap Growth Team, which is responsible for management of all of AllianceBernstein’s US Small/SMID Cap Growth accounts. The US Small/SMID Cap Growth Team relies heavily on the fundamental analysis and research of the US Small/SMID Cap Growth Team. In addition, the team draws upon the research of AllianceBernstein’s industry analysts as well as other portfolio management teams. The four members of the US Small/SMID Cap Growth Team with the most significant responsibility for the day-to-day management of the Portfolio are: Bruce Aronow, Samantha Lau, Kumar Kirpalani and Wen-Tse-Tseng.

Bruce Aronow is Senior Vice President, Portfolio Manager/Research Analyst and serves as team leader for the Small/SMID Cap Growth Team. He is also responsible for research and portfolio management for the Small/SMID Cap Growth consumer/commercial sectors. Mr. Aronow joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Samantha Lau joined AllianceBernstein as an Investment Professional in 1999. She is responsible for research and portfolio management for the Small Cap/SMID Growth technology sector and has had portfolio management responsibilities for more than the past five years.

Kumar Kirpalani joined AllianceBernstein as an Investment Professional in 1999. He is responsible for portfolio management for the Small Cap/SMID Growth industrial, financial and energy sector and has had portfolio management responsibilities for more than the past five years.

Wen-Tse-Teng is Vice President and Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth healthcare sector. Prior to joining AllianceBernstein in March 2006, Mr. Teng was the healthcare sector portfolio manager at William D. Witter since August 2003 and with Weiss, Peck & Greer, from April 2002 to August 2003. Prior to that time Mr. Teng was a senior healthcare analyst at JP Morgan Flemming Asset Management.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

16	About the investment portfolios	EQ Advisors Trust

EQ/AllianceBernstein Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities that are trading at a discount to their long term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Portfolio also may own securities if they reduce portfolio risk or are diversifying to the Portfolio. Equity securities include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. The Portfolio generally invests in large-cap companies.

In managing the Portfolio, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have:

•	low price to earnings ratios;

•	high yield;

•	unrecognized assets;

•	the possibility of management change; and/or

•	the prospect of improved profitability.

The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest up to 20% of its assets in U.S. Government securities and investment grade debt securities of domestic corporations rated BBB or better by S&P or Baa or better by Moody’s.

The Portfolio may also invest up to 10% of its assets in foreign equity or debt securities, or depositary receipts.

The Portfolio may also invest without limitation in high-quality short-term money market instruments. The Portfolio may engage in options transactions, including writing covered call options or foreign currencies to offset costs of hedging and writing and purchasing put and call options on securities. Although the Portfolio will engage in options transactions primarily to hedge its portfolio, it may use options to increase returns and there is the risk that these transactions sometimes may reduce returns or increase volatility. The Portfolio may also borrow money for leveraging purposes.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Leveraging Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s commencement date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the Portfolio for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to March 1, 2001.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
23.34% (1998 4th Quarter)	–18.23% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/AllianceBernstein Value Portfolio — Class IB Shares	21.41%	10.06%	8.18%
Russell 1000 Value Index†	22.25%	10.86%	8.60%

EQ Advisors Trust	About the investment portfolios	17

Equity Portfolios (continued)

†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Value Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	0.98%
Less Fee Waiver/Expense Reimbursement**	–0.03%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager had agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$309
5 Years	$539
10 Years	$1,199

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein has been the Adviser to the Portfolio since March 1, 2001. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

Marilyn Fedak has been Chief Investment Officer — US Value Equities and Chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the AllianceBernstein value equities business. She serves on AllianceBernstein’s Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with AllianceBernstein in 2000.

John Mahedy was named Co-Chief Investment Officer — US Value Equities in 2003. He continues to serve as Director of Research — US Value Equities, a position he has held since 2001.

John Phillips is a Senior Portfolio Manager and member of the US Value Equity Investment Policy Group. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips joined AllianceBernstein in 1994 and has had portfolio management responsibilities since that time.

18	About the investment portfolios	EQ Advisors Trust

Chris Marx is a Senior Portfolio Manager and member of the US Value Equity Investment Policy Group. He joined AllianceBernstein in 1997 as a research analyst and has had portfolio management responsibilities for the past five years. He has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	19

Equity Portfolios (continued)

EQ/Ariel Appreciation II Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in the securities of mid-capitalization companies (currently considered by the Adviser to mean companies with market capitalizations generally between $2 billion and $15 billion at the time of initial purchase by the Portfolio). The Portfolio invests primarily in common stocks but may also invest in other types of equity securities, including preferred stocks, warrants and securities convertible into common stocks. The Portfolio generally contains no more than 50 stocks, and it generally holds investments for a relatively long period of time — typically two to five years. At times, the Portfolio may maintain larger than normal cash positions while the Adviser searches for compelling investments. The Portfolio also may invest to a limited extent in foreign securities.

The Adviser’s investment strategy is focused on long-term investing. By concentrating on long-term investing, the Adviser believes that its patient approach allows it to take advantage of buying opportunities that frequently arise from Wall Street’s excessive focus on the short-term. The Adviser seeks to invest in quality companies in industries where the Adviser has expertise. The Adviser only buys when it determines that these businesses are selling at excellent values. Quality companies share several attributes that the Adviser believes should result in capital appreciation over time: (1) High barriers to entry; (2) Sustainable competitive advantages; (3) Predictable fundamentals that allow for double-digit earnings growth; (4) Quality management teams; and (5) Solid financials.

A stock generally will be held until it reaches the Adviser’s assessment of its true value or until the Adviser’s reasons for purchase no longer apply. The Adviser may sell a security for a variety of reasons, such when there is a major change in the competitive landscape, a substantial shift in company fundamentals, or a loss of faith in managements abilities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first calendar year of operations. The inception date for this Portfolio is October 3, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
7.13% (2006 4th Quarter)	–2.89% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Ariel Appreciation II Portfolio — Class IB Shares	11.24%	10.63%
Russell Mid Cap Value Index†	20.22%	16.86%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

20	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Ariel Appreciation II Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.51%
Total Annual Portfolio Operating Expenses	1.51%
Less Fee Waiver/Expense Reimbursement**	–0.36%
Net Annual Portfolio Operating Expenses***	1.15%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.01% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$117
3 Years	$442
5 Years	$790
10 Years	$1,771

WHO MANAGES THE PORTFOLIO

Ariel Capital Management, LLC (“Ariel Capital”), 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601, is the Adviser to the Portfolio. Ariel Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, institutional clients, including public and private retirement plans, union plans, foundations and endowment funds, high net worth individuals and managed accounts under wrap programs sponsored by other firms. As of December 31, 2006, Ariel Capital managed assets aggregating in excess of $16.1 billion.

John W. Rogers, Jr., Chairman, Chief Executive Officer and Chief Investment Officer of Ariel Capital, is the Lead Portfolio Manager for the Portfolio. Mr. Rogers founded Ariel Capital in 1983 and has held his current positions since that time. He has more than 23 years of professional experience managing portfolios and analyzing investments.

Matthew F. Sauer, Senior Vice President, Investment Committee, serves as a Portfolio Manager for the Portfolio. He has served in this capacity since May 2007. He assists the Lead Portfolio Manager in managing the Portfolio. Mr. Sauer joined Ariel in May 2006. Prior to joining Ariel, Mr. Sauer was employed from 1993-2006 by Oak Value Capital Management where he served in a number of capacities, culminating in the position of Executive Vice President, Senior Portfolio Manager and Director of Research.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	21

Equity Portfolios (continued)

EQ/AXA Rosenberg Value Long/Short Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in stocks of small- and mid-capitalization companies, but also may invest in stocks of large-capitalization companies. For purposes of this Portfolio, small- and mid-capitalization companies are companies with market capitalization of $10 billion or less at the time of investment.

The Portfolio attempts to achieve its objective by taking long positions in stocks of companies within certain capitalization ranges (as noted above) principally traded in U.S. markets that the Adviser has identified as undervalued and short positions in such stocks that it has identified as overvalued. When the Adviser believes that a security is undervalued relative to its peers, it may buy the security for the Portfolio’s long portfolio. When the Adviser believes that a security is overvalued relative to its peers, the Adviser may sell the security short by borrowing it from a third party and selling it at the then-current market price.

The Portfolio may purchase shares of exchange traded funds (“ETFs”), to a limited extent, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Portfolio may invest in real estate investment trusts and may also borrow money for leveraging purposes. The Portfolio also may engage in active and frequent trading.

The Adviser employs an investment strategy that is designed to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks, the Adviser attempts to limit the effect of general stock market movements on its performance. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

The Adviser employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. The Adviser seeks to construct a diversified portfolio that has, in addition to limited exposure to certain risks, including the risks surrounding investments in the U.S. equity market generally, near neutral exposure to the risks associated with specific industries and specific capitalizations.

The Adviser seeks to identify mispriced stocks across industries, by analyzing a company’s fundamental data through two stock selection models used to evaluate its universe of stocks. Its valuation model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics. The earnings forecast model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts’ earnings estimates and broker buy/sell recommendations. The Adviser compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the value and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

In addition to considering the Portfolio’s industry weightings and risks associated with specific individual stock selections, the Adviser attempts to moderate the value investing style of the Portfolio by applying a quantitative risk-control and portfolio optimization process. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Large-Cap Company Risk

•	Leveraging Risk

•	Portfolio Turnover Risk

•	Real Estate Investing Risk

•	Short Sales Risk

•	Small- and Mid-Cap Companies Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one-year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index that minimizes the affect of equity securities. Past performance is not an indication of future performance.

The Portfolio’s performance shown below is the performance of its predecessor registered investment company (Laudus Rosenberg VIT Value Long/Short Equity Fund, a series of Laudus Variable Insurance Trust) advised by the same Adviser using a substantially similar investment objective and

22	About the investment portfolios	EQ Advisors Trust

strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Laudus Rosenberg VIT Value Long/Short Equity Fund whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on November 17, 2006 in exchange for Class IB shares of the Portfolio) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Total Returns — Class IB*

Best quarter (% and time period)	Worst quarter (% and time period)
6.31% (2005 1st Quarter)	–3.78% (2006 3rd Quarter)

Average Annual Total Returns*
	One Year	Since Inception
EQ/AXA Rosenberg Value Long/Short Equity Portfolio — Class IB shares	1.45%	2.37%
Merrill Lynch 3-Month U.S. Treasury Bill Index**	4.85%	2.71%
*	Performance information shown is the performance of the predecessor, which had one class of outstanding shares. The predecessor portfolio’s performance reflects the fees and expenses (including Rule 12b-1 fees) incurred by the predecessor portfolio. The Portfolio is subject to its own fees and expenses. Class IB shares of the Portfolio are subject to a Rule 12b-1 fee.
**	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	Class IB Shares
Management Fee‡	1.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	1.44%
Total Annual Portfolio Operating Expenses	3.09%
Less Fee Waiver/Expense Reimbursement*	–1.10%
Net Annual Portfolio Operating Expenses	1.99%
Dividend Expenses on Securities Sold Short	1.07%
Net Expenses	3.06%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
‡	Restated to reflect current fees.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests, dividends and interest on securities sold short and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$202
3 Years	$851

WHO MANAGES THE PORTFOLIO

AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), 4 Orinda Way, Building E, Orinda, CA 94563, is the Adviser to the Portfolio. AXA Rosenberg provides advisory services to institutional investors and mutual funds. As of December 31, 2006, AXA Rosenberg had $120 billion in assets under management.

Investment decisions arise from AXA Rosenberg’s automatic expert system processing which combines proprietary software programs and comprehensive databases to replicate the decisions financial experts might make in a perfect world. A team of personnel employed by

EQ Advisors Trust	About the investment portfolios	23

Equity Portfolios (continued)

AXA Rosenberg is jointly responsible for monitoring the recommendations for all accounts that are generated by the investment model and for the day-to-day operations of the accounts.

Dr. William Ricks oversees and is primarily responsible for the day-to-day management of the Portfolio and is the Chief Executive Officer and Chief Investment Officer of AXA Rosenberg. Dr. Ricks has held these positions since 1998. He joined AXA Rosenberg’s predecessor in 1989. He is responsible for overseeing the implementation of AXA Rosenberg’s investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the various aspects of AXA Rosenberg’s investment process, including trading, operations, portfolio engineering and portfolio construction.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

24	About the investment portfolios	EQ Advisors Trust

EQ/BlackRock Basic Value Equity Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value. The Adviser places particular emphasis on companies with below-average price/earnings ratios that may pay above-average dividends. The Adviser may also determine a company is undervalued if its stock price is down because of temporary factors from which the Adviser believes the company will recover. The Portfolio focuses its investments on companies with market capitalization over $5 billion.

The Adviser believes that favorable changes in market prices are more likely to occur when:

•	stocks are out of favor;

•	company earnings are depressed;

•	price/earnings ratios are relatively low;

•	investment expectations are limited; and/or

•	there is no general interest in a security or industry.

On the other hand, the Adviser believes that negative developments are more likely to occur when:

•	investment expectations are generally high;

•	stock prices are advancing or have advanced rapidly;

•	price/earnings ratios have been inflated; and/or

•	an industry or security continues to become popular among investors.

The Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Portfolio may invest a large part of its net assets in stocks that have weak research ratings.

The Portfolio may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio or if the Portfolio determines that the issuer no longer meets the criteria the Adviser has established for the purchase of such securities or if the Adviser thinks there is a more attractive investment opportunity in the same category. The Portfolio also may invest, up to 25% of its total assets, in securities issued by foreign companies.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

The Portfolio may use derivatives to hedge its portfolio against market and currency risks or to gain exposure to equity markets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years, and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.08% (2003 2nd Quarter)	–20.46% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	25

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/BlackRock Basic Value Equity Portfolio — Class IB Shares	20.90%	8.52%	11.06%
Russell 1000 Value Index†	22.25%	10.86%	10.67%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/BlackRock Basic Value Equity Portfolio	Class IB Shares
Management Fee	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	0.94%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses***	0.94%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.95% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Portfolio Annual Operating Expenses for the Portfolio would be 0.93% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$96
3 Years	$300
5 Years	$520
10 Years	$1,155

WHO MANAGES THE PORTFOLIO

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock Investment, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2006, BlackRock Investment and its affiliates had approximately $1.125 trillion in assets under management.

Kevin Rendino and Robert Martorelli are the co-portfolio managers of the Portfolio, and are jointly and primarily responsible for the day-to-day management of the Portfolio. Each is responsible for the selecting the Portfolio’s investments. Mr. Rendino has been a Managing Director of and Portfolio Manager with BlackRock since 2006. He was a Managing Director of Merrill Lynch Investment Managers (“MLIM”) from 1997 to 2006. Mr. Martorelli has been a Managing Director of and Portfolio Manager with BlackRock since 2006. He was a Managing Director of MLIM from 1997 to 2006.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

26	About the investment portfolios	EQ Advisors Trust

EQ/BlackRock International Value Portfolio

INVESTMENT OBJECTIVE: Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in securities of companies located in the developed foreign markets. The Portfolio invests in at least ten foreign markets to ensure diversification. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks that pay dividends. Such equity securities normally include common stocks, preferred stocks, securities convertible into common or preferred stocks and warrants. The countries in which the Portfolio may invest include emerging market countries.

The Portfolio considers the following to be issuers of securities located in a country other than the U.S.:

•	companies organized under the laws of a country other than the U.S. with a principal office outside the U.S.;

•	companies that earn 50% or more of their total revenues from business outside the U.S.;

•	companies with 50% or more of their assets located in a country outside of the U.S.; and

•	companies whose securities are principally traded in foreign markets.

The Portfolio may engage in a variety of transactions using derivatives, such as futures, options, warrants, and forward and swap contracts on both securities and currencies.

The Portfolio may invest in any type of company and may invest in companies of any size. In investing the Portfolio’s assets, the Adviser follows a value investing style, focusing on the stocks that the Adviser believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include a low price-to-earnings ratio relative to the market and other intrinsic characteristics, a high yield relative to the market and a low price-to-book ratio relative to the market. Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Even in those industries, individual companies may have high rates of earnings growth and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Market Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
36.26% (1999 4th Quarter)	–20.57% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	27

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/BlackRock International Value Portfolio — Class IB Shares	25.66%	12.59%	10.43%
MSCI EAFE Index†	26.34%	14.98%	8.10%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/BlackRock International Value Portfolio	Class IB Shares
Management Fee	0.82%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.21%
Total Annual Portfolio Operating Expenses	1.28%
Less Fee Waiver/Expense Reimbursement**	–0.03%
Net Annual Portfolio Operating Expenses***	1.25%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$127
3 Years	$403
5 Years	$699
10 Years	$543

WHO MANAGES THE PORTFOLIO

BlackRock Investment Management International Limited (“BlackRock International”), 33 King William Street, London EC4R 9AS England. BlackRock International, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2006, BlackRock International and its affiliates had approximately $1.125 trillion in assets under management.

A team of investment professionals that includes James A. MacMillan and Robert Weatherston is jointly and primarily responsible for the day-to-day management of the Portfolio.

Mr. MacMillan, the Portfolio’s senior portfolio manager, has been managing the Portfolio since December 2003. He has been a Managing Director of, and Portfolio Manager with, BlackRock since October 2006. Prior thereto, he was a Managing Director of Merrill Lynch Investment Managers, L.P., (“MLIM”) since 2000 and was a Director from 1993 to 2000.

Mr. Weatherston has been a portfolio manager of the Portfolio since December 2003. He has been a Director of, and Portfolio Manager with, BlackRock since October 2006. Prior thereto, he was a Managing Director MLIM since 2005 and was a Vice President from 1999 to 2005.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

28	About the investment portfolios	EQ Advisors Trust

EQ/Boston Advisors Equity Income Portfolio

INVESTMENT OBJECTIVE: Seeks a combination of growth and income to achieve an above-average and consistent total return.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies currently are treated as those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies.

The Portfolio invests primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock. The Portfolio may invest up to 20% of its assets in foreign securities, including securities of issuers located in developed and developing economies. The Portfolio may invest in foreign issuers through depository receipts.

The Adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depository Receipts Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Income Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
15.82% (2003 4th Quarter)	–17.49% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Boston Advisors Equity Income Portfolio — Class IB Shares	16.01%	9.41%	6.01%
Russell 1000 Value Index†	22.25%	10.86%	8.09%

EQ Advisors Trust	About the investment portfolios	29

Equity Portfolios (continued)

†	For more information on this index, see the following section “More Information on Risk and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Boston Advisors Equity Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses	1.15%
Less Fee Waiver/Expense Reimbursement**	–0.10%
Net Annual Portfolio Operating Expenses***	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$107
3 Years	$355
5 Years	$623
10 Years	$1,389

WHO MANAGES THE PORTFOLIO

Boston Advisors, LLC (“Boston Advisors”), One Federal Street, 20th Floor, Boston, Massachusetts 02110, is the Adviser to the Portfolio. Boston Advisors has been providing investment counseling since 1992. Total assets under management for Boston Advisors as of December 31, 2006 were $2.1 billion.

The management of and investment decisions for the Portfolio are made by the Institutional Portfolio Management team of Boston Advisors. Each member of the investment team serves as Portfolio Manager and Analyst. The members of the Institutional Portfolio Management team are: Michael J. Vogelzang, CFA, Timothy E. Woolston, Douglas A. Riley, CFA, and Shakeel Dewji.

Michael J. Vogelzang, CFA, is President and Chief Investment Officer of Boston Advisors and heads the management team for the Portfolio. Mr. Vogelzang has been President and Chief Investment Officer of Boston Advisors since 1997.

Timothy E. Woolston, is Senior Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 1997.

Douglas A. Riley, CFA, is Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 2002.

Shakeel Dewji, is Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

30	About the investment portfolios	EQ Advisors Trust

EQ/Calvert Socially Responsible Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in large-cap companies that meet both investment and social criteria, which are defined as those whose market capitalization falls within the range of the S&P 500 Index. The practical application of this strategy involves Calvert and Bridgeway using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company’s performance on a variety of social issues is performed. Calvert’s in-house Social Research Department conducts the analysis of each company’s societal impact. Financial analysis and security selection is done by Bridgeway.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility.

Investment Criteria: Bridgeway’s stock selection will be based on proprietary quantitative models utilizing a pre-screened universe of approved equities from Calvert. Bridgeway, a quantitative shop, uses various multi-variable quantitative models for the equity selection process. These models approach opportunities from different directions and include growth, growth at a reasonable price, value and momentum models. Bridgeway uses multiple models to seek to offset any biases that one model may provide and such models are based on publicly available financial information. Stock selection is a bottom-up approach based on the statistical models. Some top-down techniques for seeking to manage risk include maintaining appropriate sector balance and concentration, managing company level risk, eliminating non-quantifiable risk (such as from litigation) and monitoring data quality. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest up to 10% of its total assets in foreign securities. The Portfolio may also invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets). The Portfolio may invest in exchange-traded stock index options and futures, which is expected to help keep the long-term average market risk of the Portfolio roughly equal to the market itself. At any one point in time, however, the Portfolio’s market exposure may be as high as 150% or as low as 50% of the market.

Social Criteria: Calvert analyzes investments from a social perspective. Calvert’s in-house Social Research Department, which includes specialists in the environment, labor, human rights, community relations and defense, conducts the social analysis.

The purpose of the research is to complement the financial analysis on a company with a full picture of what a company does, what it stands for, and what its operations and procedures are, as well as what it plans to do in the future and where it is heading.

The Portfolio seeks to invest in companies that:

•	Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

•

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

•	Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

•	Respect indigenous peoples and their territories, cultures, environment and livelihood.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

•

Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Fund seeks to avoid investing in companies that:

•	Are the subject of serious labor related actions by federal, state or local regulatory agencies.

•

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

•	Have a pattern and practice of violating the rights of indigenous peoples.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•	Manufacture tobacco products.

•	Are significantly involved in the design, manufacture, sale, or distribution of weapons.

•	Are significantly involved in the manufacturer of alcoholic beverages.

•	Have direct involvement in gambling operations.

•	Have poor corporate governance or engage in harmful or unethical business practices.

EQ Advisors Trust	About the investment portfolios	31

Equity Portfolios (continued)

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser participated in the management of the Portfolio prior to June 13, 2005.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.47% (2001 4th Quarter)	–19.77% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Calvert Socially Responsible Portfolio —Class IB Shares	5.30%	2.22%	–0.05%
Russell 1000 Growth Index†	9.07%	2.69%	–2.08%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Calvert Socially Responsible Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.25%
Total Annual Portfolio Operating Expenses	1.15%
Less Fee Waiver/Expense Reimbursement**	–0.10%
Net Annual Portfolio Operating Expenses***	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2006

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

32	About the investment portfolios	EQ Advisors Trust

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$355
5 Years	$623
10 Years	$1,389

WHO MANAGES THE PORTFOLIO

Calvert Asset Management Company, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since the Portfolio commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for over 28 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert provides the social investment research and screening of the Portfolio’s investments. As of December 31, 2006, Calvert had over $13.8 billion in assets under management.

Bridgeway Capital Management, Inc. (“Bridgeway”), 5615 Kirby Drive, Suite 518, Houston, Texas 77005. Bridgeway provides investment management services to investment companies, pension and profit sharing plans, corporations and individuals. Bridgeway is responsible for financial analysis and security selection with respect to the Portfolio. As of December 31, 2006, Bridgeway had over $4.98 billion in assets under management.

John Montgomery is principally responsible for the day-to-day management of the Portfolio. Mr. Montgomery, who founded Bridgeway in 1993 and has served as its President since that time, has more than 15 years experience in the investment management industry and oversees the firm’s disciplined quantitative investment strategy.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	33

Equity Portfolios (continued)

EQ/Capital Guardian Growth Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts (“ADRs”) and other U.S.-registered foreign securities. The Portfolio also may invest, to a limited extent, in foreign securities. The Portfolio normally will be invested primarily in common stocks, or securities convertible or exchangeable into common stocks, of companies with market capitalization greater than $1.5 billion at the time of purchase.

The Adviser will seek to invest primarily in securities that at the time of purchase exhibit one or more “growth” characteristics relative to the U.S. market. The “growth” characteristics include securities exceeding the market’s rate of growth in at least one of the following categories: earnings, unit sales, revenue or cash flow.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap or Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
25.29% (1998 4th Quarter)	–19.95% (2001 1st Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Growth Portfolio — Class IB Shares	7.44%	1.69%	4.25%
Russell 1000 Growth Index†	9.07%	2.69%	4.90%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Growth Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.16%
Total Annual Portfolio Operating Expenses	1.06%
Less Fee Waiver/Expense Reimbursement**	–0.11%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.

34	About the investment portfolios	EQ Advisors Trust

*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$326
5 Years	$574
10 Years	$1,284

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since December 13, 2004. As of December 31, 2006, Capital Guardian had $162 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers primarily responsible for segments of the Portfolio are:

David I. Fisher is Chairman of the Board of Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2000. He joined the Capital Guardian organization in 1969 as an investment analyst.

Alan J. Wilson is an Director and Senior Vice President for Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2005. Prior to being named a portfolio manager on the U.S. growth equity team, Mr. Wilson was an investment analyst covering the U.S. energy equipment and construction and engineering industries and a diversified portfolio manager on the U.S. equity team. He joined the Capital Guardian organization in 1991 as an investment analyst.

Jim S. Kang is a Senior Vice President of Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2000. Mr. Kang joined the Capital Guardian organization in 1988 as an investment analyst.

Todd James is a Senior Vice President for Capital International Research, Inc., an affiliate of Capital Guardian. Mr. James has been a Portfolio Manager on the U.S. growth equity team since 2006. Prior to being named a Portfolio Manager on the growth equity team, Mr. James was both an investment analyst covering U.S. merchandising and e-commerce and a diversified U.S. equity portfolio manager. He joined the Capital Guardian organization in 1985 as a statistician.

Eric H. Stern is a Senior Vice President of Capital Guardian, and has been a portfolio manager on the U.S. growth equity team since 2005. Prior to being named a portfolio manager on the growth equity team, Mr. Stern was an investment analyst covering the US medical technology industry. He joined the Capital Guardian organization in 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	35

Equity Portfolios (continued)

EQ/Capital Guardian International Portfolio

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily (at least 80% of its net assets) in securities of non-U.S. issuers (including American Depositary Receipts and U.S. registered securities) and securities whose principal markets are outside of the U.S. The assets of the Portfolio can be invested with geographic flexibility, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. In addition, the Portfolio may invest in securities of issuers domiciled in other countries including developing countries. In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

The Portfolio primarily invests in common stocks, securities convertible into common stocks, warrants, rights, and non-convertible preferred stock. The Adviser emphasizes investments in companies with strong earnings growth. However, when the Adviser believes that market and economic conditions indicate that it is desirable to do so, the Portfolio may also purchase high-quality debt securities rated, at the time of purchase, within the top three quality categories by Moody’s or S&P (or unrated securities of equivalent quality), repurchase agreements, and short-term debt obligations denominated in U.S. dollars or foreign currencies.

Although the Portfolio does not intend to seek short-term profits, securities in the Portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time a particular security may have been held.

To the extent the Portfolio invests in non-U.S. dollar denominated securities or holds non-U.S. dollar assets, the Portfolio may hedge against possible variations in exchange rates between currencies by purchasing and selling currency futures or put and call options and may also enter into forward foreign currency exchange contracts to hedge against changes in currency exchange rates. The Portfolio may also cross-hedge between two non-U.S. currencies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.63% (2003 2nd Quarter)	–19.81% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian International Portfolio — Class IB Shares	19.25%	12.33%	6.43%
MSCI EAFE Index†	26.34%	14.98%	13.15%

36	About the investment portfolios	EQ Advisors Trust

†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian International Portfolio	Class IB Shares
Management Fee	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.21%
Total Annual Portfolio Operating Expenses	1.29%
Less Fee Waiver/Expense Reimbursement**	–0.09%
Net Annual Portfolio Operating Expenses***	1.20%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$122
3 Years	$400
5 Years	$699
10 Years	$1,549

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been the Adviser to the Portfolio since its inception. Capital Guardian has been providing investment management services since 1968. As of December 31, 2006, Capital Guardian had $162 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers primarily responsible for segments of the Portfolio are:

David I. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian and has been a portfolio manager on the international equity team since 1989. He joined the Capital Guardian organization in 1969 as an investment analyst.

Arthur J. Gromadzki is a Director and Senior Vice President of Capital International Research, Inc. an affiliate of Capital Guardian (“Capital International”) and has been a portfolio manager on the international equity team since 2000. Mr. Gromadzki joined the Capital Guardian organization in 1987 as a financial analyst.

Richard N. Havas is a Senior Vice President of Capital International and has been a portfolio manager on the international equity team since 1995. Mr. Havas joined the Capital Guardian organization in 1986 as an investment analyst.

Seung Kwak is a Senior Vice President for Capital International K.K. an affiliate of Capital Guardian and has been a portfolio manager on the international team since 2004. Prior to joining the international equity team, Mr. Kwak managed Japan-only equity portfolios. He joined

EQ Advisors Trust	About the investment portfolios	37

Equity Portfolios (continued)

the Capital Guardian organization in 2002, after serving as the Chief Investment Officer-Japan and Managing Director for Zurich Scudder Investments.

Nancy J. Kyle is a Vice Chairman and Director of Capital Guardian Trust Company and has been a portfolio manager on the international equity team since 1991. Ms. Kyle joined the Capital Guardian organization as a portfolio manager in 1991.

John M.N. Mant is Executive Vice President of Capital International and has been a portfolio manager on the international equity team since 2004. Prior to joining the international equity team, Mr. Mant was a portfolio manager specializing in UK and European equities. He joined the Capital Guardian organization in 1990 as an investment analyst.

Lionel M. Sauvage is a Senior Vice President and a Director of Capital Guardian and has been a portfolio manager on the international equity team since 1996. Mr. Sauvage joined the Capital Guardian organization in 1987 as an investment analyst.

Nilly Sikorsky is Chairman of Capital International S.A., an affiliate of Capital Guardian and has been a portfolio manager on the international equity team since 1980. Ms. Sikorsky joined the Capital Guardian organization in 1962 as a statistician.

Rudolf M. Staehelin is a Senior Vice President of Capital International Research and has been a portfolio manager on the international equity team since 1995. Mr. Staehelin joined the Capital Guardian organization in 1981 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

On or about May 25, 2007, the Portfolio’s name, investment strategy and Adviser will change. The Portfolio will begin using a “hybrid” investment strategy under which the Portfolio’s assets will be allocated among three investment managers, each of which will manage its portion using a different but complementary investment strategy. One portion of the Portfolio will continue to be actively managed by an Adviser; one portion of the Portfolio will track the performance of a particular index; and one portion of each Portfolio will invest in exchange-traded funds (“ETFs”). The Manager will continue to serve as the investment manager for the Portfolio and will directly manage the portion of the Portfolio allocated to ETFs. New Advisers will be retained to provide day-to-day portfolio management for the other allocated portions of the Portfolio. Please see the “Supplement to the Prospectus dated May 1, 2007 – MarketPLUS Portfolios” for additional information regarding the name, investment strategy, and investment adviser changes, which will take place on or about May 25, 2007.

38	About the investment portfolios	EQ Advisors Trust

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks long-term growth of capital through investments in a portfolio comprised primarily of equity securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter:	Worst quarter:
16.00% (2003 2nd Quarter)	–18.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Research Portfolio — Class IB Shares	12.12%	5.49%	4.98%
S&P 500 Index†	15.80%	6.19%	2.41%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Research Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	1.03%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**

Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the

EQ Advisors Trust	About the investment portfolios	39

Equity Portfolios (continued)

Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$320
5 Years	$561
10 Years	$1,252

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2006, Capital Guardian had $162 billion in assets under management.

Alan J. Wilson is primarily responsible for the day-to-day management of the Portfolio. He is a Director and Senior Vice President for Capital Guardian and has been the research portfolio coordinator for Capital Guardian’s diversified and concentrated research portfolio’s since 2002. Prior to being named research portfolio coordinator, Mr. Wilson was an investment analyst and portfolio manager on the U.S. equity team covering the U.S. energy equipment and construction and engineering industries. He joined the Capital Guardian organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

40	About the investment portfolios	EQ Advisors Trust

EQ/Capital Guardian U.S. Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to accomplish the Portfolio’s investment objective through constant supervision, careful securities selection and broad diversification.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States issuers and other equity investments that are tied economically to the United States. The Portfolio invests primarily in equity securities of United States companies with market capitalization greater than $1 billion at the time of purchase. In selecting securities for investment, the Adviser focuses primarily on the potential for capital appreciation and to a lesser degree, income. The Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.40% (2003 2nd Quarter)	–19.20% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian U.S. Equity Portfolio — Class IB Shares	9.98%	5.81%	4.45%
S&P 500 Index†	15.80%	6.19%	2.41%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian U.S. Equity Portfolio	Class IB Shares
Management Fee	0.64%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	1.03%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.

EQ Advisors Trust	About the investment portfolios	41

Equity Portfolios (continued)

*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$320
5 Years	$561
10 Years	$1,252

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2006, Capital Guardian had $162 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers primarily responsible for segments of the Portfolio are:

Terry Berkemeier is a Senior Vice President of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1997. Mr. Berkemeir joined the Capital organization in 1992 as an investment analyst.

Michael R. Ericksen is a Senior Vice President, Director, and portfolio manager of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1991. He joined the Capital organization in 1987 as an investment analyst.

David I. Fisher is Chairman of the Board of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1997. He joined the Capital organization in 1969 as an investment analyst.

Karen A. Miller is a Director and Senior Vice President of Capital Guardian and has been a portfolio manager on the U.S. equity team since 2000. Ms. Miller joined the Capital organization in 1990 as an investment analyst.

Theodore R. Samuels is a Senior Vice President and a Director of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1990. Mr. Samuels joined the Capital organization in 1981 as an investment analyst.

Eugene P. Stein is Vice Chairman of the Board of Capital Guardian and has been a portfolio manager on the U.S. equity team since 1988. He joined the Capital organization in 1972 as an investment analyst.

Alan J. Wilson is a Director and Senior Vice President for Capital Guardian and has been a portfolio manager on the U.S. equity team since 1999. Mr. Wilson joined the Capital organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

42	About the investment portfolios	EQ Advisors Trust

EQ/Davis New York Venture Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, including depositary receipts, and to invest in non-equity securities. The Portfolio also may invest a significant portion of its assets in the financial services sector.

The Portfolio may purchase such other kinds of securities; engage in active trading; or employ other investment strategies if the Adviser believes the securities or investment strategies are appropriate. The Portfolio also uses short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities.

The Adviser conducts extensive research to identify well managed companies with durable business models that are attractive to the Adviser based on its assessment of a company’s worth. In selecting investments, the Adviser searches for companies that demonstrate a majority or, in the Adviser’s opinion, an appropriate mix of the following characteristics:

•

First class management evidenced by a proven track record, significant personal ownership in business, intelligent allocation of capital and smart application of technology to improve business and lower costs;

•	Strong financial condition and satisfactory profitability evidenced by a strong balance sheet, low cost structure, high after-tax returns on capital and high quality of earnings;

•	Strong competitive positioning evidenced by non-obsolescent products and/or services, dominant or growing market share, participation in a growing market and global presence and brand names.

The Portfolio also may invest in a company when it becomes the center of controversy due to adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated or other adverse events may threaten the company’s future.

The Adviser also analyzes each company’s common stock, seeking to purchase those that are attractive to the Adviser based on its assessment of a company’s worth. The Adviser seeks to invest in companies for the long term and may sell a security for a variety of reasons, including if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Financial Services Sector Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Large-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is August 31, 2006. Information about fund performance is not provided because, as of the date of this Prospectus, the Portfolio did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Davis New York Venture Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.74%
Total Annual Portfolio Operating Expenses	1.84%
Less Fee Waiver/Expense Reimbursement**	–0.54%
Net Annual Portfolio Operating Expenses***	1.30%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	Based on estimated amounts.

EQ Advisors Trust	About the investment portfolios	43

Equity Portfolios (continued)

**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.27% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$132
3 Years	$526

WHO MANAGES THE PORTFOLIO

Davis Selected Advisers, L.P. (“Davis”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis serves as an investment adviser for mutual funds and individual and institutional clients. As of December 31, 2006, Davis had $98 billion in assets under management.

Christopher C. Davis, Portfolio Manager, serves as Chairman of Davis. Mr. Davis has served with Davis as a research analyst and portfolio manager in its large cap value investment discipline since 1989.

Kenneth Charles Feinberg, Portfolio Manager, has served with Davis as a research analyst and portfolio manager in its large cap value investment discipline since 1994.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

44	About the investment portfolios	EQ Advisors Trust

EQ/Equity 500 Index Portfolio

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index (“S&P 500”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will seek to hold all 500 securities in the S&P 500 in the exact weight each represents in that Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
21.15% (1998 4th Quarter)	–17.26% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Equity 500 Index Portfolio — Class IA Shares	15.37%	5.88%	8.03%
S&P 500 Index†	15.80%	6.19%	8.42%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	45

Equity Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Equity 500 Index Portfolio	Class IA Shares
Management Fee	0.25%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	0.38%
*	“Other Expenses” have been restated to reflect current administrative fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

46	About the investment portfolios	EQ Advisors Trust

EQ/Evergreen Omega Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management. “Growth” stocks are stocks of companies that the Adviser believes have anticipated earnings ranging from steady to accelerated growth. The Adviser’s active style of portfolio management may lead to a high portfolio turnover, but will not limit the Adviser’s investment decisions.

The Adviser generally intends to sell a portfolio investment when the value of the investment reaches or exceeds the Adviser’s targeted value, when the Adviser believes the issuer’s fundamentals begin to deteriorate, or when the investment no longer appears to meet the Portfolio’s investment objective.

Although not a primary investment strategy, the Portfolio also may invest up to 25% of its total assets in foreign securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) and engage in short sales in order to: (i) maintain the Portfolio’s exposure to the market; (ii) manage cash; or (iii) attempt to increase income.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks; therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.56% (2003 2nd Quarter)	–18.11% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Evergreen Omega Portfolio — Class IB Shares	5.89%	4.35%	–0.06%
Russell 1000 Growth Index†	9.07%	2.69%	–0.79%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	47

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Evergreen Omega Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.21%
Total Annual Portfolio Operating Expenses	1.11%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses***	1.11%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio’s invests and extraordinary expenses) do not exceed 1.15% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.05% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$113
3 Years	$353
5 Years	$612
10 Years	$1,352

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts 02116-5034. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2006, Evergreen managed approximately $273.2 billion in assets for the Evergreen funds.

Aziz V. Hamzaogullari is primarily responsible for the day-to-day management of the Portfolio. He has been a Managing Director at Evergreen since he joined the firm in 2001 and has had portfolio management responsibilities since that time. He has been managing the Portfolio since September 2006.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

48	About the investment portfolios	EQ Advisors Trust

EQ/FI Mid Cap Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in common stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 Index or the Russell Midcap Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations.

The Adviser normally invests the Portfolio’s assets primarily in common stock. The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objectives. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
20.69% (2003 2nd Quarter)	–22.26% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/FI Mid Cap Portfolio — Class IB Shares	11.51%	10.01%	5.48%
S&P MidCap 400 Index†	10.32%	10.89%	7.44%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	49

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/FI Mid Cap Portfolio	Class IB Shares
Management Fee	0.68%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses	1.08%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses***	1.00%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.97% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$336
5 Years	$588
10 Years	$1,310

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devon-shire Street, Boston, MA 02109. FMR has been the Portfolio’s Adviser since the Portfolio commenced operations. FMR may enter into agreements with its affiliates, including FMR Co., Inc., in providing services to the Portfolio. As of December 31, 2006, FMR and its affiliate FMR Co., Inc. managed over $1.2 trillion in mutual fund assets.

Peter Saperstone has been responsible for the day-to-day management of the Portfolio since June 2001. Mr. Saperstone has been associated with FMR as a research analyst and portfolio manager since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

50	About the investment portfolios	EQ Advisors Trust

EQ/FI Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those companies whose market capitalization is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies. The Adviser intends to manage the Portfolio so that its weighted median market capitalization range falls within the capitalization range of the companies in the Russell Midcap Index and the S&P MidCap 400 Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization is above this level after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. As of December 31, 2006, the capitalization of companies in the Russell MidCap Index and S&P 400 Index ranged from $495 million to $21.4 billion. The Adviser may also invest the Portfolio’s assets in companies with larger market capitalizations.

The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book, price/sale, or price/ earnings ratios. The stocks of these companies are often called “value” stocks. The Adviser may also invest in stocks that are not called value stocks.

The Adviser normally invests the Portfolio’s assets primarily in common stock. The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 24, 2000.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce performance results.

EQ Advisors Trust	About the investment portfolios	51

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.29% (2003 2nd Quarter)	–20.25% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/FI Mid Cap Value Portfolio — Class IB Shares	12.45%	10.89%	7.44%
Russell Mid Cap Value Index†	20.22%	15.88%	13.67%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/FI Mid Cap Value Portfolio	Class IB Shares
Management Fee	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	1.11%
Less Fee Waiver/Expense Reimbursement**	–0.01%
Net Annual Portfolio Operating Expenses***	1.10%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.09% for the Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$112
3 Years	$352
5 Years	$611
10 Years	$1,351

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devonshire Street, Boston, Massachusetts 02109, has been the Portfolio’s Adviser since July 24, 2000. FMR may enter into agreements with its affiliates, including FMR Co., Inc., in providing services to the Portfolio. As of December 31, 2006, FMR and its affiliate FMR Co., Inc. managed over $1.2 trillion in mutual fund assets.

Richard Fentin and James Harmon have been responsible for the day-to-day management of the Portfolio since December 2003. Mr. Fentin is a vice president and manager and has been associated with FMR as a portfolio manager, portfolio assistant and analyst since 1979. Mr. Harmon is a vice president and manager and has been associated with FMR as a portfolio manger, portfolio assistant and analyst since 1995.

52	About the investment portfolios	EQ Advisors Trust

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

On or about May 25, 2007, the Portfolio’s name, investment strategy and Adviser will change. The Portfolio will begin using a “hybrid” investment strategy under which the Portfolio’s assets will be allocated among three investment managers, each of which will manage its portion using a different but complementary investment strategy. One portion of the Portfolio will continue to be actively managed by an Adviser; one portion of the Portfolio will track the performance of a particular index; and one portion of each Portfolio will invest in exchange-traded funds (“ETFs”). The Manager will continue to serve as the investment manager for the Portfolio and will directly manage the portion of the Portfolio allocated to ETFs. New Advisers will be retained to provide day-to-day portfolio management for the other allocated portions of the Portfolio. Please see the “Supplement to the Prospectus dated May 1, 2007 – MarketPLUS Portfolios” for additional information regarding the name, investment strategy, and investment adviser changes, which will take place on or about May 25, 2007.

EQ Advisors Trust	About the investment portfolios	53

Equity Portfolios (continued)

EQ/Franklin Income Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income while maintaining prospects for capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests in a diversified portfolio of debt and equity securities. Debt securities include bonds, notes and debentures. Equity securities include common stocks, preferred stocks and convertible securities.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. treasury bonds, as well as stocks with attractive dividend yields. In searching for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of its total assets in debt securities that are rated below investment grade, but it is not expected that the Portfolio will invest more than 50% of its total assets in these securities. Securities below investment grade include those securities rated Ba or lower by Moody’s Investor Services (“Moody’s”) or BB or lower by Standard & Poor’s Ratings Group (“S&P”) or, if unrated, securities deemed by the Adviser to be of comparable quality. Such securities are often referred to as “junk bonds.”

The Portfolio also may invest in investment grade fixed income securities, asset- and mortgage-backed securities and, to a limited extent, loan participations and U.S. Government securities. The Portfolio also may invest up to 25% of its assets in foreign securities. The Portfolio generally will purchase foreign securities that are either traded in the U.S. or American Depositary Receipts. The Portfolio also may invest, to a limited extent, in illiquid securities, real estate investment trusts and derivatives.

In choosing investments, the Adviser searches for undervalued or out-of-favor securities it believes offer current opportunities for income and significant growth in the future. The Adviser performs independent analysis of debt securities being considered for the Portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Adviser considers a variety of factors, including:

•	the experience and managerial strength of the company;

•	responsiveness to changes in interest rates and business conditions;

•	debt maturity schedules and borrowing requirements;

•	the company’s changing financial condition and market recognition of the changes; and

•	a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer attractive investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in both fixed income and equity securities, therefore, its performance may go up or down depending on general debt and equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds and Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Liquidity Risk

•	Loan Participation Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 15, 2006. Information about fund performance is not provided because, as of the date of this Prospectus, the Portfolio did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

54	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Franklin Income Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.38%
Total Annual Portfolio Operating Expenses	1.53%
Less Fee Waiver/Expense Reimbursement**	–0.23%
Net Annual Portfolio Operating Expenses	1.30%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	Based on estimated amounts.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$132
3 Years	$461

WHO MANAGES THE PORTFOLIO

Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, CA 94403-1906, is the Adviser to the Portfolio. Franklin Advisers is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2006, Franklin Advisers, together with its affiliates, had $552 billion in assets under management.

The Portfolio is managed by a team of dedicated professionals focused on investments in debt and equity securities. The portfolio managers of the team are Edward D. Perks, CFA and Charles B. Johnson.

Charles B. Johnson, Chairman of Franklin Resources, Inc., joined Franklin Templeton Investments in 1957 and has held his current position since that time.

Edward D. Perks, CFA, Senior Vice President of Franklin Advisers, joined Franklin Templeton Investments in 1992. He has held his current position since 2002 and has had portfolio management responsibilities for the past five years.

Mr. Perks has primary responsibility for the investments of the Portfolio. Subject to the general supervision of Mr. Johnson, he has final authority over all aspects of the Portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	55

Equity Portfolios (continued)

EQ/Franklin Small Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks long-term total return.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations within the range of companies in the Russell 2500 Index at the time of purchase.

The Portfolio generally invests in equity securities that the Adviser believes are currently undervalued and have potential for capital appreciation. Equity securities include common stocks, preferred stocks and convertible securities. The Adviser believes that a stock price is undervalued when it is less than the price at which it would trade if the market reflected all factors relating to the company’s worth.

The Portfolio generally invests in securities of U.S. companies but may invest up to 25% of its total assets in securities of foreign companies, including depositary receipts. The Portfolio also may invest, to a limited extent, in derivatives and illiquid securities and also may invest in U.S. Government securities.

The Adviser employs a bottom-up stock selection process. In selecting investments for the Portfolio, the Adviser focuses on companies that have one or more of the following characteristics:

•	stock prices that are low relative to current, historical or future earnings, book value, cash flow or sales — all relative to the market, a company’s industry or a company’s earnings history;

•	recent sharp price declines but the potential for good long-term earnings prospects in the opinion of the Adviser; or

•

valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

The Adviser may consider a company to be undervalued in the marketplace relative to its underlying asset value because of overreaction by investors to unfavorable news about a company, an industry or stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. This may include companies that are attempting to recover from business set-backs, adverse events or cyclical downturns. In choosing investments, the Adviser also may consider other factors such as income, company buy-backs and insider purchases and sales. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer attractive investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Liquidity Risk

•	Small-Cap Companies Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 15, 2006. Information about fund performance is not provided because, as of the date of this Prospectus, the Portfolio did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Franklin Small Cap Value Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	2.00%
Total Annual Portfolio Operating Expenses	3.15%
Less Fee Waiver/Expense Reimbursement**	–1.85%
Net Annual Portfolio Operating Expenses	1.30%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	Based on estimated amounts.

56	About the investment portfolios	EQ Advisors Trust

**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$132
3 Years	$798

WHO MANAGES THE PORTFOLIO

Franklin Advisory Services, LLC (“Franklin”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Adviser to the Portfolio. Franklin is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2006, Franklin, together with its affiliates, had $552 billion in assets under management.

The Portfolio is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers have responsibility for the day-to-day management of the Portfolio and operate as a team to develop ideas and implement investment strategy for the Portfolio. The portfolio managers for the Portfolio are William J. Lippman, Bruce C. Baughman, CPA, Margaret McGee and Donald G. Taylor, CPA.

William J. Lippman, President of Franklin, joined Franklin Templeton Investments in 1988 and has held his current position since that time. Mr. Lippman has primary responsibility for the investments of the Portfolio. He has final authority over all aspects of the Portfolio’s investments, including but not limited to, purchases and sales of individual securities. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Bruce C. Baughman, CPA, Senior Vice President of Franklin, joined Franklin Templeton Investments in 1988 and has held his current position since that time. Mr. Baughman is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

Margaret McGee, Vice President of Franklin, joined Franklin Templeton Investments in 1988. She has held her current position since 1997. Ms. McGee is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

Donald G. Taylor, CPA, Senior Vice President of Franklin, joined Franklin Templeton Investments in 1996 and has held his current position since that time. Mr. Taylor is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	57

Equity Portfolios (continued)

EQ/GAMCO Mergers and Acquisitions Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in shares of companies that the Adviser believes are likely acquisition targets within 12 to 18 months. In addition, the Adviser will engage in classic risk arbitrage by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Portfolio may purchase the selling company’s securities, offering the Portfolio the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Portfolio may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities. At times, the stock of the acquiring company may also be purchased or shorted.

The Adviser may invest in small, mid and large capitalization stocks. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers, including those in developing markets, in addition to securities of domestic issuers. The Adviser expects a high portfolio turnover rate of 150% or more. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio is a non-diversified portfolio, which means that it may invest in a limited number of issuers. In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Large Cap Company Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Mergers and Acquisitions Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Mergers and Acquisitions Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.47% (2004 4th Quarter)	–0.66% (2004 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/GAMCO Mergers and Acquisitions Portfolio — Class IB Shares	12.16%	8.93%
S&P 500 Index†	15.80%	14.71%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

58	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Mergers and Acquisitions Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.33%
Total Annual Portfolio Operating Expenses	1.48%
Less Fee Waiver/Expense Reimbursement**	–0.03%
Net Annual Portfolio Operating Expenses***	1.45%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.37% for the Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$148
3 Years	$465
5 Years	$805
10 Years	$1,766

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. GAMCO’s parent, GAMCO Investors, Inc., is a publicly traded financial services firm. As of December 31, 2006, total assets under management for all clients were $28 billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has more than 36 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	59

Equity Portfolios (continued)

EQ/GAMCO Small Company Value Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. For purposes of this Portfolio small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stocks. This Portfolio also may invest to a limited extent in foreign securities.

The Adviser utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Portfolio. The Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Value Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Value Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.58% (1997 2nd Quarter)	–17.80% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/GAMCO Small Company Value Portfolio — Class IB Shares	18.82%	13.33%	14.75%
Russell 2000 Value Index†	23.48%	15.37%	13.27%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

60	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Small Company Value Portfolio	Class IB Shares
Management Fee	0.78%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	1.17%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses***	1.17%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.30% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.16% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$119
3 Years	$372
5 Years	$644
10 Years	$1,420

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. GAMCO’S parent, GAMCO Investors, Inc., is a publicly traded financial services firm. As of December 31, 2006, total assets under management for all clients were $28 billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has more than 36 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	61

Equity Portfolios (continued)

EQ/International Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies that the Adviser believes offer the potential for above-average earnings growth. The Portfolio generally diversifies its investments among issuers located in European, Australasian and Far East (“EAFE”) markets whose securities offer the potential for above-average earnings growth. Foreign companies include those companies that are organized or headquartered outside of the U.S. Foreign securities include securities issued by companies in countries with either developed or developing economies. The Portfolio may invest in companies of any size but generally invests in large capitalization companies (i.e., for purposes of this portfolio, those with market capitalization in excess of $10 billion at the time of investment).

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser’s investment philosophy is that bottom-up, fundamental research is the most reliable method of identifying companies with above average, consistent earnings growth and cash flow. The Adviser attempts to identify the stocks of companies that exhibit both accelerating earnings and the opportunity for multiple expansion, and is willing to pay higher multiples, but fair prices in its view, for the compounding of earnings that companies with above-average earnings growth provide. Sector and country weightings generally are the residual of the Adviser’s bottom-up stock selection process, rather than the result of any top-down macroeconomic outlook. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small- and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 25, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise International Growth Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise International Growth Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
32.15% (1999 4th Quarter)	–27.47% (2002 3rd Quarter)

62	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/International Growth Portfolio — Class IB Shares	25.65%	9.53%	4.93%
MSCI EAFE Growth Index†	22.33%	12.27%	5.07%
*	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/International Growth Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.35%
Total Annual Portfolio Operating Expenses	1.45%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses***	1.45%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.55% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$148
3 Years	$459
5 Years	$792
10 Years	$1,735

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since July 25, 2005. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2006, MFS had $187.3 billion in assets under management.

Barry Dargan is responsible for the day-to-day portfolio management for the Portfolio. Mr. Dargan is a Senior Vice President and Portfolio Manager at MFS. He joined MFS in 1996 as an Equity Research Analyst and has been a Portfolio Manager since 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	63

Equity Portfolios (continued)

EQ/Janus Large Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in securities of growth-oriented companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of growth-oriented companies with a large market capitalization. For purposes of this Portfolio, companies having a market capitalization within the range of companies in the Russell 1000 Index at the time of purchase are considered large capitalization companies.

The Adviser may invest substantially all of the Portfolio’s assets in equity securities if the Adviser believes equity securities will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it may be invested in a limited number of companies.

The Adviser applies a “bottom-up” approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portion of the Portfolio’s assets may be in cash or similar investments. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest up to 20% of the Portfolio’s total assets in lower rated securities rated BB or lower by S&P or an equivalent rating by any other nationally recognized statistical rating organization (“NRSRO”) or unrated securities of similar quality as determined by the Adviser (“junk bonds”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds and Lower Rated Securities Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
14.87% (2001 4th Quarter)	–24.26% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Janus Large Cap Growth Portfolio — Class IB Shares	1.17%	1.31%	–5.61%
Russell 1000 Growth Index†	9.07%	2.69%	–6.70%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

64	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Janus Large Cap Growth Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses	1.30%
Less Fee Waiver/Expense Reimbursement**	–0.15%
Net Annual Portfolio Operating Expenses***	1.15%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.14% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$397
5 Years	$699
10 Years	$1,555

WHO MANAGES THE PORTFOLIO

Janus Capital Management LLC (“Janus”), 151 Detroit Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts. As of December 31, 2006 Janus Capital Group Inc., Janus’s parent company had $167.7 billion in assets under management.

Marc Pinto is primarily responsible for day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline. Mr. Pinto has been a portfolio manager with Janus since 1994.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	65

Equity Portfolios (continued)

EQ/JPMorgan Value Opportunities Portfolio

INVESTMENT OBJECTIVE: Long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For purposes of this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization.

The Adviser employs a value-oriented investment approach that seeks to identify attractive companies through fundamental research and discounted cash flow analysis. The Adviser seeks to identify relative value within sectors by combining company analysis of its research and portfolio management teams with market sentiment and macro-insights of the portfolio managers. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest, to a limited extent, a portion of its assets in debt securities rated below investment grade (so-called “junk bonds”), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.

The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio’s investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as buying and selling derivatives, including stock index futures contracts and call and put options.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

Zero Coupon and Pay-in-Kind Securities Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
17.79% (2003 2nd Quarter)	–18.57% (2002 3rd Quarter)

66	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/JPMorgan Value Opportunities — Class IB Shares	20.40%	7.31%	6.46%
Russell 1000 Value Index†	22.25%	10.86%	10.67%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Value Opportunities Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.16%
Total Annual Portfolio Operating Expenses	1.01%
Less Fee Waiver/Expense Reimbursement**	–0.06%
Net Annual Portfolio Operating Expenses***	0.95%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$316
5 Years	$552
10 Years	$1,231

WHO MANAGES THE PORTFOLIO

JPMorgan Investment Management Inc. (“JPMorgan”) 522 Fifth Avenue, New York, New York 10036 has served as Adviser of the Portfolio since December 13, 2004. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2006, JPMorgan and its affiliates had $1.01 trillion in assets under management.

Bradford L. Frishberg, Managing Director and Alan Gutman, Vice President, are primarily responsible for the day-to-day management of the Portfolio. Mr. Frishberg, a Managing Director, has led the Large Cap Active Value Strategy Team since 2001. Prior thereto, he was a portfolio manager in JPMorgan’s London office and subsequently in their Tokyo office. He has been with JPMorgan as an investment professional since 1996. Mr. Gutman is a Vice President and Portfolio Manager in the Large Cap Active Value Strategy Team and has been with JPMorgan in this capacity since 2003. Prior to that time, he was a research analyst and portfolio manager at Oppenheimer Capital, First Manhattan and Neuberger and Berman.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	67

Equity Portfolios (continued)

EQ/Legg Mason Value Equity Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities that the Adviser believes offer the potential for capital growth. Equity securities include common stocks, preferred stocks, warrants and securities convertible into common stock. The Portfolio may invest in U.S. and foreign issuers, and generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The Portfolio is non-diversified, which means it may invest in a limited number of issuers.

The Adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Adviser’s assessment of their intrinsic value. Intrinsic value, according to the Adviser, is the value of the company measured on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics.

The Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio also may invest in debt securities of companies with similar characteristics to those listed above. The Portfolio may invest up to 20% of its total assets in long-term debt securities, including up to 10% of its total assets in debt securities rated below investment grade (or, if unrated, determined by the Adviser to be of comparable quality) (“junk bonds”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

•	Large-Cap Company Risk

•	Non-Diversification Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2006, the Portfolio’s first calendar year of operations. The inception date for this Portfolio is October 3, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
9.96% (2006 4th Quarter)	–5.40% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Legg Mason Value Equity Portfolio — Class IB Shares	6.81%	9.44%
S&P 500 Index†	15.80%	14.56%

68	About the investment portfolios	EQ Advisors Trust

†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Legg Mason Value Equity Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.22%
Total Annual Portfolio Operating Expenses	1.12%
Less Fee Waiver/Expense Reimbursement**	–0.12%
Net Annual Portfolio Operating Expenses***	1.00%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.97% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$102
3 Years	$344
5 Years	$605
10 Years	$1,352

WHO MANAGES THE PORTFOLIO

Legg Mason Capital Management, Inc. (“LMCM”), 100 Light Street, Baltimore, Maryland 21202, is the Adviser to the Portfolio. LMCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of December 31, 2006, LMCM and its sister companies managed assets aggregating in excess of $944.8 billion.

Mary Chris Gay is the portfolio manager and has primary responsibility for the day-to-day management of the Portfolio. Bill Miller, the Chief Investment Officer of LMCM, is the creator of LMCM’s investment process and manager of the model portfolio used by the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been associated with Legg Mason since 1982 and has had portfolio management responsibilities since that time.

Ms. Gay has primary responsibility for implementing in the Portfolio the investment decisions and strategies implemented by Mr. Miller in the model portfolio, subject to the Portfolio’s investment objectives, restrictions, cash flows, and other considerations. Ms. Gay has been associated with Legg Mason since 1989, has managed or co-managed other equity funds since 1998 and has had portfolio management responsibilities since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	69

Equity Portfolios (continued)

EQ/Lord Abbett Growth and Income Portfolio

INVESTMENT OBJECTIVE: Capital appreciation and growth of income without excessive fluctuation in market value.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in the equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index. As of December 31, 2006, the market capitalization range of the Russell 1000 Index was $1.7 billion to $371.2 billion. This range varies daily. Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in ADRs and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

In selecting investments, the Adviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. The Adviser seeks to limit the Portfolio’s downside risk by investing in value stocks, which are stocks of companies that are believed to be underpriced, and in large, seasoned companies, which tend to be less volatile than the stocks of smaller companies. The Adviser generally will sell a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or has reached the Adviser’s valuation target.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures	and Options Risk

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2006, the Portfolio’s first calendar year of operations. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.97% (2006 3rd Quarter)	–0.61% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Growth and Income Portfolio — Class IB Shares	17.26%	14.76%
Russell 1000 Value Index†	22.25%	18.65%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

70	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Growth and Income Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.26%
Total Annual Portfolio Operating Expenses	1.16%
Less Fee Waiver/Expense Reimbursement**	–0.16%
Net Annual Operating Expenses***	1.00%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on Expense Limitation Agreement, see “Management of the Trust - Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.99% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$353
5 Years	$623
10 Years	$1,395

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2006, Lord Abbett had approximately $107 billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. Eli M. Salzmann and Sholom Dinsky head the team and have joint and primary responsibility for the day-to-day management of the Portfolio. The other senior member of the team is Kenneth G. Fuller. Messrs. Salzmann and Dinsky are Partners of Lord Abbett. Messrs. Salzmann and Dinsky have been with Lord Abbett since 1997 and 2000, respectively and has had portfolio management responsibility since that time. Mr. Fuller, Partner and Investment Manager – Large Cap Value, joined Lord Abbett in 2002 and has had portfolio management responsibility since that time. Each of Messrs. Salzmann, Dinsky and Fuller has been a member of the team since its inception.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	71

Equity Portfolios (continued)

EQ/Lord Abbett Large Cap Core Portfolio

INVESTMENT OBJECTIVE: Capital appreciation and growth of income with reasonable risk.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned U.S. and multinational companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index. As of December 31, 2006, the market capitalization range of the Russell 1000 Index was $1.7 billion to $371.2 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in ADRs and similar depositary receipts. The Portfolio limits its investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

The Adviser invests in the full spectrum of large companies, including those with value or growth characteristics. In selecting investments, the Adviser uses a bottom-up investment research approach that combines both value and growth investment styles. The Adviser attempts to identify individual stocks that are attractively priced and present strong long-term investment opportunities based on fundamental research and company characteristics. The Adviser focuses on securities that are selling at reasonable prices in relation to its assessment of their potential value and on securities that it believes have expected earnings growth potential and consistency that may not be recognized by the market at large. The Adviser will normally sell a stock when it thinks that it no longer offers significant capital appreciation potential due to an elevated valuation or has reached the Adviser’s valuation target, its fundamentals are falling short of the Adviser’s expectations or it seems less likely to benefit from the current market and economic environment.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2006, the Portfolio’s first calendar year of operations. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.48% (2006 3rd Quarter)	–1.97% (2006 2nd Quarter)

72	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Large Cap Core Portfolio — Class IB Shares	12.63%	12.02%
Russell 1000 Index†	15.46%	15.58%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Large Cap Core Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.41%
Total Annual Portfolio Operating Expenses	1.31%
Less Fee Waiver/Expense Reimbursement**	–0.31%
Net Annual Portfolio Operating Expenses***	1.00%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.99% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$385
5 Years	$688
10 Years	$1,552

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2006, Lord Abbett had approximately $107 billion in assets under management.

An investment management team is responsible for the management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. Daniel H. Frascarelli heads the Large-Cap Core Portfolio team. The other senior member of the team is Paul J. Volovich. Messrs. Frascarelli and Volovich are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Frascarelli, Partner and Director of Large-Cap Core Equity, joined Lord Abbett in 1990 and has had portfolio management responsibility since that time. He has been a member since the Portfolio’s inception. Mr. Volovich, Portfolio Manager, joined Lord Abbett in 1997 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	73

Equity Portfolios (continued)

EQ/Lord Abbett Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Capital appreciation

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-size companies. The Portfolio invests in equity securities of mid-sized companies that it believes are undervalued in the marketplace. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index. As of December 31, 2006, the market capitalization range of the Russell Mid Cap Index was $2.0 billion to $14.8 billion. This range varies daily. Equity securities in which the Portfolio may invest include common stocks, convertible securities, preferred stocks, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in ADRs and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

In selecting investments, the Portfolio uses a value approach that seeks to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify those companies, the Adviser looks for such factors as changes in economic and financial environment, new or improved products or services, new or rapidly expanding markets, changes in management or structure of the company, price increases for the company’s products or services, improved efficiencies resulting from new technologies or changes in distribution, and changes in government regulations, political climate or competitive conditions. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Foreign Securities Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2006, the Portfolio’s first calendar year of operations. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
8.77% (2006 4th Quarter)	–2.81% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Mid Cap Value Portfolio — Class IB Shares	12.37%	15.72%
Russell Mid Cap Value Index†	20.22%	21.23%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

74	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Mid-Cap Value Portfolio	Class IB Shares
Management Fee	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.18%
Total Annual Portfolio Operating Expenses	1.13%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses***	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, you’re your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$351
5 Years	$615
10 Years	$1,367

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2006, Lord Abbett had approximately $107 billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. Edward von der Linde, Partner and Investment Manager, heads the team. Mr. von der Linde joined Lord Abbett in 1988. The other senior members of the team is Howard E. Hansen. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995 and has had portfolio management responsibility since that time. Mr. von der Linde and Mr. Hansen are jointly and primarily responsible for the day-to-day management of the Portfolio. Each of Messrs. von der Linde and Hansen has been a member of the team since the Portfolio’s inception.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	75

Equity Portfolios (continued)

EQ/Marsico Focus Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential. For purposes of this Portfolio, companies having a market capitalization of $4 billion or more generally are considered large companies. The Portfolio may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out or replacing existing positions, or responding to exceptional market conditions. The Portfolio also may invest in mid-cap companies. The Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency.

In selecting investments for the Portfolio(s), the Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration such macro-economic factors, as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of observed financial trends. As a result of the “top-down” analysis, the Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed.

The Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Adviser may visit with various levels of a company’s management, as well as with its customers, suppliers and competitors. The Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Adviser in projecting potential earnings growth and other important characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Adviser may reduce or sell the Portfolio’s investments in portfolio companies if, in the opinion of the Adviser, a company’s fundamentals change, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio’s core investments generally are comprised of established companies that exhibit growth characteristics. However, the Portfolio also may typically include more aggressive growth companies with more aggressive growth characteristics, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition. The Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Portfolio to incur higher brokerage costs (which may adversely affect the Portfolio’s performance).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2001. The table shows the Portfolio’s average annual total returns for the past one year, five years, and since inception through December 31, 2006 and compares

76	About the investment portfolios	EQ Advisors Trust

the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
12.09% (2003 2nd Quarter)	–12.09% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Marsico Focus Portfolio — Class IB Shares	9.35%	9.18%	11.26%
Russell 1000 Growth Index†	9.07%	2.69%	3.21%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Marsico Focus Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.13%
Total Annual Portfolio Operating Expenses	1.23%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses***	1.15%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.14% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$382
5 Years	$668
10 Years	$1,482

WHO MANAGES THE PORTFOLIO

Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico was organized in September 1997 as a registered investment adviser. Marsico provides investment advisory services to other mutual funds and private accounts. As of December 31, 2006, Marsico had $84 billion in assets under management.

EQ Advisors Trust	About the investment portfolios	77

Equity Portfolios (continued)

Thomas F. Marsico is primarily responsible for the day-to-day management of the Portfolio. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

78	About the investment portfolios	EQ Advisors Trust

EQ/MFS Emerging Growth Companies Portfolio

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are companies that the Adviser believes are either:

•	early in their life cycle but have the potential to become major enterprises; or

•

are major enterprises which the Adviser believes have above-average growth prospects whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

For purposes of this Portfolio, emerging growth companies may be of any size and the Adviser would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and rate of inflation. The Portfolio’s investments may include securities traded in the over-the-counter markets.

The Adviser uses a “bottom-up” investment style in managing the Portfolio. This means the securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the Adviser.

In addition, the Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including those in emerging markets, or in cash and cash equivalents.

The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns of the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
53.01% (1999 4th Quarter)	–28.50% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/MFS Emerging Growth Companies Portfolio — Class IB Shares	7.77%	2.37%	5.77%
Russell 3000 Growth Index†	9.46%	3.02%	4.97%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	79

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/MFS Emerging Growth Companies Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses**	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Total Annual Portfolio Operating Expenses for the Portfolio would be 1.03% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2006, MFS had $187.3 billion in assets under management.

Eric B. Fishman is primarily responsible for the day-to-day management of the Portfolio. Mr. Fishman has been Vice President and Portfolio Manager since April 2002. Prior to that time he was a research analyst with MFS since 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

On or about May 25, 2007, the Portfolio’s name, investment strategy and Adviser will change. The Portfolio will begin using a “hybrid” investment strategy under which the Portfolio’s assets will be allocated among three investment managers, each of which will manage its portion using a different but complementary investment strategy. One portion of the Portfolio will continue to be actively managed by an Adviser; one portion of the Portfolio will track the performance of a particular index; and one portion of each Portfolio will invest in exchange-traded funds (“ETFs”). The Manager will continue to serve as the investment manager for the Portfolio and will directly manage the portion of the Portfolio allocated to ETFs. New Advisers will be retained to provide day-to-day portfolio management for the other allocated portions of the Portfolio. Please see the “Supplement to the Prospectus dated May 1, 2007 – MarketPLUS Portfolios” for additional information regarding the name, investment strategy, and investment adviser changes, which will take place on or about May 25, 2007.

80	About the investment portfolios	EQ Advisors Trust

EQ/MFS Investors Trust Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts for those securities. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, the Portfolio generally focuses on companies with larger market capitalizations that the Adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Adviser considers the Portfolio’s overall prospects for appreciation as well as income in managing the Portfolio.

The Adviser uses a “bottom-up” investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the Adviser’s large group of equity research analysts.

The Portfolio may invest up to, and including, 20% of its net assets in foreign securities, including those in emerging markets and depositary receipts, through which it may have exposure to foreign currencies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
13.47% (2003 2nd Quarter)	–15.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/MFS Investors Trust Portfolio — Class IB Shares	12.92%	5.38%	2.08%
S&P 500 Index†	15.80%	6.19%	3.42%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/MFS Investors Trust Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.16%
Total Annual Portfolio Operating Expenses	1.01%
Less Fee Waiver/Expense Reimbursement**	–0.06%
Net Annual Portfolio Operating Expenses***	0.95%

EQ Advisors Trust	About the investment portfolios	81

Equity Portfolios (continued)

†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$316
5 Years	$552
10 Years	$1,231

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2006, MFS had $187.3 billion in assets under management.

The Portfolio is managed by a team of portfolio managers comprised of T. Kevin Beatty, a Vice President of MFS and Nicole M. Zatlyn, a Vice President of MFS. Mr. Beatty has been managing the Portfolio since 2004 and has been with MFS in the area of investment management since 2002. Prior to joining MFS, Mr. Beatty was an Equity Analyst and Sector Head at State Street Research Management Co. from 1999 to 2002. Ms. Zatlyn has been employed in the investment management area of MFS since 2001. Prior to joining MFS, Ms. Zatlyn was an Investment Analyst at Bowman Capital Management from 1999 to 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

On or about May 25, 2007, the Portfolio’s name, investment strategy and Adviser will change. The Portfolio will begin using a “hybrid” investment strategy under which the Portfolio’s assets will be allocated among three investment managers, each of which will manage its portion using a different but complementary investment strategy. One portion of the Portfolio will continue to be actively managed by an Adviser; one portion of the Portfolio will track the performance of a particular index; and one portion of each Portfolio will invest in exchange-traded funds (“ETFs”). The Manager will continue to serve as the investment manager for the Portfolio and will directly manage the portion of the Portfolio allocated to ETFs. New Advisers will be retained to provide day-to-day portfolio management for the other allocated portions of the Portfolio. Please see the “Supplement to the Prospectus dated May 1, 2007 – MarketPLUS Portfolios” for additional information regarding the name, investment strategy, and investment adviser changes, which will take place on or about May 25, 2007.

82	About the investment portfolios	EQ Advisors Trust

EQ/Montag & Caldwell Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large capitalization companies. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. The Portfolio may invest up to 20% of its total assets in foreign securities listed on a domestic or foreign securities exchange, including ADRs or EDRs.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes a “growth at a reasonable price” investment approach that combines growth and value style investing. This means that the Portfolio generally invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. This approach is generally lower risk than a typical growth stock approach. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. Valuation is a key selection criterion. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth Portfolio, a series of Enterprise Accumulation Trust) advised by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
17.77% (1999 4th Quarter)	–15.53% (2001 1st Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Montag & Caldwell Growth Portfolio — Class IB Shares	7.91%	1.25%	1.47%
Russell 1000 Growth Index†	9.07%	2.69%	0.09%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	83

Equity Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Montag & Caldwell Growth Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.16%
Total Annual Portfolio Operating Expenses	1.16%
Less Fee Waiver/Expense Reimbursement**	–0.01%
Net Annual Portfolio Operating Expenses***	1.15%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.13% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$367
5 Years	$636
10 Years	$1,405

WHO MANAGES THE PORTFOLIO

Montag & Caldwell, Inc. (“Montag & Caldwell”), 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248, is the Adviser to the Portfolio. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. As of December 31, 2006 Montag & Caldwell had $20.4 billion in assets under management.

Ronald E. Canakaris, President and Chief Investment Officer of Montag & Caldwell, is responsible for the day-to-day investment management of the Portfolio and has more than 34 years’ experience in the investment industry. He has been President of Montag & Caldwell for more than 18 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

84	About the investment portfolios	EQ Advisors Trust

EQ/Mutual Shares Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation, which may occasionally be short-term, and secondarily, income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests mainly in equity securities (including securities convertible into, or that the Adviser expects to be exchanged for, common or preferred stocks) of U.S. and foreign companies that the Adviser believes are undervalued. The Portfolio invests predominantly in companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in smaller companies as well.

The Portfolio intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets and depositary receipts. In addition, from time to time, the Portfolio may invest, to a limited extent, in derivatives and may use forward foreign currency exchange contracts to hedge against currency risks when the Adviser believes it would be advantageous to the Portfolio to do so. The Portfolio also may invest up to 15% of its net assets in securities with a limited trading market. The Portfolio may invest, to a limited extent, in real estate investment trusts and the securities of other investment companies.

The Portfolio invests primarily in securities that the Adviser believes are trading at a discount to their intrinsic value. To a lesser extent, the Portfolio also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. While the Portfolio generally purchases securities for investment purposes, the Adviser also may seek to influence or control management, or invest in other companies that do so, when the Adviser believes the Portfolio may benefit.

When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event. The Portfolio’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies (sometimes referred to as “junk bonds”). The Portfolio generally makes such investments to achieve capital appreciation, rather than to seek income.

The Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Adviser focuses on the market price of a company’s securities relative to the Adviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Adviser’s own analysis of the security’s intrinsic value rather than coupon rate or rating of the security.

The Adviser may keep a portion, which may be significant at times, of the Portfolio’s assets in cash or invested in high-quality short-term money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Distressed Companies Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds and Lower Rated Securities Risk

•	Investment Company Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Special Situations Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 15, 2006. Information about fund performance is not provided because, as of the date of this Prospectus, the Portfolio did not have returns for at least a full calendar year.

EQ Advisors Trust	About the investment portfolios	85

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Mutual Shares Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.50%
Total Annual Portfolio Operating Expenses	1.65%
Less Fee Waiver/Expense Reimbursement**	–0.35%
Net Annual Portfolio Operating Expenses	1.30%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	Based on estimated amounts.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$132
3 Years	$486

WHO MANAGES THE PORTFOLIO

Franklin Mutual Advisers, LLC (“Franklin Mutual”), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the Adviser to the Portfolio. Franklin Mutual is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2006, Franklin Mutual, together with its affiliates, had $552 billion in assets under management.

The following individuals are jointly responsible for the day-to-day management of the Portfolio. The portfolio manager for the Portfolio has primary responsibility for the investments of the Portfolio and has final authority over all aspects of the Portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment. Mr. Langerman and Mr. Segal are co-managers for the Portfolio and Ms. Turner is assistant portfolio manager for the Portfolio.

Peter A. Langerman, President and Chief Executive Officer of Franklin Mutual, rejoined Franklin Templeton Investments in 2005. He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.

F. David Segal, CFA, Portfolio Manager of Franklin Mutual, joined Franklin Templeton Investments in 2002 and has held his current position since that time.

Deborah A. Turner, CFA, Portfolio Manager of Franklin Mutual, joined Franklin Templeton Investments in 1996 and has held her current position since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

86	About the investment portfolios	EQ Advisors Trust

EQ/Oppenheimer Global Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in equity securities of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities, including depositary receipts, and can invest in any country, including emerging markets. The Portfolio expects to emphasize its investments in developed markets such as the United States, countries in Western Europe and Japan. The Portfolio does not limit its investments to companies within a particular capitalization range, however, it expects to invest mainly in mid- and large-cap companies and, to a limited extent, small-cap companies.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, warrants and securities convertible into common stocks. The Portfolio also may invest, to a limited extent, in derivatives, illiquid securities and ETFs. The Portfolio also may engage in active and frequent trading to achieve its investment objective.

The Portfolio is not required to allocate its investments in any set percentage in any particular countries. The Portfolio expects to invest in a number of different countries and normally invests in at least three countries (one of which may be the United States). From time to time, the Portfolio may increase the relative emphasis of investments in a particular industry.

In selecting securities, the Adviser focuses primarily on foreign and U.S. companies with high growth potential. The Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development and considers factors affecting the industry of which the issuer is a part. The Adviser also considers overall and relative economic conditions in the U.S. and foreign markets, seeking broad portfolio diversification in different countries. The Adviser expects to focus on the factors below when selecting securities:

•	stocks of small-, medium- and large-cap growth-oriented companies worldwide;

•	companies that stand to benefit from global growth trends at attractive valuations;

•	businesses with strong competitive positions and high demand for their products or services; and

•	cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends the Adviser expects to consider include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Adviser may periodically seek to benefit from special situations, such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. The Adviser also may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Adviser believes they have growth potential. The Portfolio may at times seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is August 31, 2006. Information about fund performance is not provided because, as of the date of this Prospectus, the Portfolio did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	87

Equity Portfolios (continued)

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Oppenheimer Global Portfolio	Class IB Shares
Management Fee	0.95%
Distribution and/or service (12b-1) fees**	0.25%
Other Expenses	1.30%
Acquired Fund Fees and Expenses (Underlying Portfolios)***	0.01%
Total Operating Expenses	2.51%
Less Waivers/Expense Reimbursements****	–1.15%
Net Operating Expenses and Acquired Fund Fees and Expenses	1.36%
Net Operating Expenses (excluding Acquired Fund Fees and Expenses)****	1.35%
*	Expenses have been restated to reflect current fees.
**	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
***	Based on estimated amounts. The Portfolio invests in shares of other investment companies, such as ETFs. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
****	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolio until April 30, 2008 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.35% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$138
3 Years	$670

WHO MANAGES THE PORTFOLIO

OppenheimerFunds, Inc. (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer has been an investment adviser since 1960. As of December 31, 2006, Oppenheimer, together with its affiliates, had more than $235 billion in assets under management.

Rajeev Bhaman, CFA, Senior Vice President, is primarily responsible for the day-to-day management of the Portfolio. He has held his current position since 1997 and he joined Oppenheimer in 1996.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

88	About the investment portfolios	EQ Advisors Trust

EQ/Oppenheimer Main Street Opportunity Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges. The Portfolio also may invest in foreign securities, including securities of companies in emerging markets and depositary receipts, preferred stocks, warrants and, to a limited extent, convertible securities, derivatives and securities of other investment companies, including ETFs. The Portfolio also may invest up to 15% of its net assets in illiquid and restricted securities.

The Portfolio’s allocation among different investments will vary over time based upon the Adviser’s evaluation of economic and market trends. At times, the Portfolio may invest more heavily (or all of its assets) in the stocks of one capitalization range or the Portfolio may vary its investments among the different capitalization ranges. The Portfolio also may engage in active and frequent trading to achieve its investment objective.

The Adviser employs an investment process that combines quantitative models, fundamental research about particular securities and individual judgment in order to decide which securities to buy or sell. The selection process involves the use of: (1) multi-factor quantitative models, including top-down models analyzing data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. Bottom-up models help to rank a universe typically including 3,000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics; (2) fundamental research, including internal research as well as analysis by other market analysts, emphasizing current company news and industry events; and (3) after analyzing the models and fundamental research, the Adviser applies its judgment to decide which securities to buy or sell. The Adviser may utilize both growth and value investing criteria in selecting investments for the Portfolio.

In addition to quantitative research, the Adviser tries to reduce risk by carefully controlling the weight of any one security in the Portfolio. The Portfolio attempts to reduce its exposure to individual security risk by diversifying its investments across a broad number of stocks, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Portfolio’s assets in any one company. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Investment Company Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is August 31, 2006. Information about fund performance is not provided because, as of the date of this Prospectus, the Portfolio did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Oppenheimer Main Street Opportunity Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	1.58%
Total Annual Portfolio Operating Expenses	2.68%
Less Fee Waiver/Expense Reimbursement**	–1.38%
Net Annual Portfolio Operating Expenses	1.30%
†

The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees,

EQ Advisors Trust	About the investment portfolios	89

Equity Portfolios (continued)

the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.

*	Based on estimated amounts.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.30% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$132
3 Years	$701

WHO MANAGES THE PORTFOLIO

OppenheimerFunds, Inc. (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer has been an investment adviser since 1960. As of December 31, 2006, Oppenheimer, together with its affiliates, had more than $235 billion in assets under management.

Nikolaos Monoyios and Mark Zavanelli are primarily responsible for the day-to-day management of the Portfolio’s investments.

Nikolaos Monoyios, CFA, has been a Senior Vice President of Oppenheimer since October 2003 and was formerly a Vice President of Oppenheimer from April 1998 through September 2003. Mr. Monoyios joined Oppenheimer in 1998.

Mark Zavanelli, CFA, has been a Vice President of Oppenheimer since November 2000. Mr. Zavanelli joined Oppenheimer in May 1998.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

90	About the investment portfolios	EQ Advisors Trust

EQ/Oppenheimer Main Street Small Cap Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations under $3 billion at the time of purchase. Under normal circumstances, the Portfolio may invest up to 20% of its assets in securities of mid- and large-capitalization companies if the Adviser believes they offer opportunities for growth.

The Portfolio will invest mainly in common stocks of small-capitalization U.S. companies that the Adviser believes have favorable business trends or prospects. The Portfolio may invest in growth and/or value common stocks and other equity securities, including preferred stock. Growth investing encompasses a search for companies with expected earnings that outpace the overall market. Value investing attempts to find companies with securities that are undervalued in the marketplace. The Portfolio incorporates a blended style of investing combining both growth and value styles.

The Portfolio also may invest in foreign securities, including emerging markets and depositary receipts, and initial public offerings and, to a limited extent, in derivatives and securities of other investment companies, including ETFs. The Portfolio also may invest up to 15% of its net assets in illiquid and restricted securities. In addition, the Portfolio may invest in unseasoned companies. Such companies have been in operation for less than three years, including operations of any predecessors. The Portfolio also may engage in active and frequent trading to achieve its investment objective.

The Adviser employs an investment process that combines quantitative models, fundamental research about particular securities and individual judgment in order to decide which securities to buy or sell. The selection process involves the use of: (1) multi-factor quantitative models, including top-down models analyzing data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value or growth styles. Bottom-up models help to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing stock and company characteristics; (2) fundamental research, including internal research as well as analysis by other market analysts, emphasizing current company news and industry events; and (3) after analyzing the models and fundamental research, the Adviser applies its judgment to decide which securities to buy or sell.

In seeking broad diversification of the Portfolio, the Adviser searches primarily for the following characteristics:

•	companies with a small market capitalization;

•	companies with financial characteristics attractive to the Adviser’s quantitative models; and

•	companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

When determining whether to sell a particular security, the Adviser employs a disciplined approach based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, the Adviser will consider selling the stock:

•	deterioration in a company’s expected earnings or cash flow;

•	change in valuation as determined by multiple variables, including earnings, cash flow and book value; or

•	analysis of a company’s balance sheet suggests less attractive earnings potential.

In addition, the Adviser may decide to sell a certain stock if the reason that it originally purchased such stock materially changes.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Initial Public Offering Risk

•	Investment Company Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

•	Unseasoned Companies Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is August 31, 2006. Information about fund performance is not provided because, as of the date of this Prospectus, the Portfolio did not have returns for at least a full calendar year.

EQ Advisors Trust	About the investment portfolios	91

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Oppenheimer Main Street Small Cap Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	1.48%
Total Annual Portfolio Operating Expenses	2.63%
Less Fee Waiver/Expense Reimbursement**	–1.33%
Net Annual Portfolio Operating Expenses	1.30%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	Based on estimated amounts.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$132
3 Years	$691

WHO MANAGES THE PORTFOLIO

OppenheimerFunds, Inc. (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer has been an investment adviser since 1960. As of December 31, 2006, Oppenheimer, together with its affiliates, had more than $235 billion in assets under management.

Nikolaos Monoyios and Mark Zavanelli are primarily responsible for the day-to-day management of the Portfolio’s investments.

Nikolaos Monoyios, CFA, has been a Senior Vice President of Oppenheimer since October 2003 and was formerly a Vice President of Oppenheimer from April 1998 through September 2003. Mr. Monoyios joined Oppenheimer in 1998.

Mark Zavanelli, CFA, has been a Vice President of Oppenheimer since November 2000. Mr. Zavanelli joined Oppenheimer in May 1998.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

92	About the investment portfolios	EQ Advisors Trust

EQ/Small Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States companies with small market capitalizations that the Adviser believes are inexpensively priced relative to the return on total capital or equity. For purposes of this Portfolio, small capitalization companies to be companies with market capitalization within the range of companies in the Russell 2000 Index or Russell 2500 Index. The market capitalization of such companies within these indices fluctuates with the markets and was approximately $68 million to $3.04 billion for the Russell 2000 Index and $68 million to $8.21 billion for the Russell 2500 Index, as of December 31, 2006. The Portfolio is non-diversified, which means it may invest in a limited number of issuers.

The equity securities that the Portfolio may purchase include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants. The Portfolio also may invest, to a limited extent (generally up to 20% of its net assets), in foreign securities, including depositary receipts of foreign based companies and including companies based in developing countries. In addition, the Portfolio may invest, to a limited extent, in illiquid securities.

The Portfolio may also invest (generally up to 20% of its net assets) in larger capitalization equity securities or investment grade debt securities. The Portfolio also may invest, to a limited extent, in derivatives.

In selecting investments for the Portfolio, the Advisers generally look for companies that they believe are undervalued at the time of purchase. Generally, a stock price is undervalued when it is less than the price at which it would trade if the market reflected all factors relating to a company’s worth. The Advisers may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Securities

Interest Rate Risk

Investment Grade Securities Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Emerging Markets Risk

•	Liquidity Risk

•	Multiple Adviser Risk

•	Non-Diversification Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s inception date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a single Adviser advised the Portfolio prior to September 1, 2006.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
19.39% (1999 2nd Quarter)	–20.10% (1998 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	93

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Lazard Small Cap Value Portfolio — Class IB Shares	16.07%	10.99%	9.28%
Russell 2000 Value Index†	23.48%	15.37%	11.39%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shareholders. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Small Cap Value Portfolio	Class IB Shares
Management Fee	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses	1.13%
Less Fee Waiver/Expense Reimbursement**	–0.03%
Net Annual Portfolio Operating Expenses***	1.10%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.02% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$112
3 Years	$356
5 Years	$619
10 Years	$1,372

WHO MANAGES THE PORTFOLIO

Lazard Asset Management LLC (“LAM”), 30 Rockefeller Plaza, New York, New York 10112. LAM has been an Adviser to the Portfolio since it commenced operations. The portion of the Portfolio managed by LAM is referred to herein as the “LAM Allocated Portion.” LAM and its affiliates provide their clients with a wide variety of investment banking and related services, including investment management. As of December 31, 2006, LAM had $97.7 billion in assets under management.

The LAM Allocated Portion is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers have responsibility for the day-to-day management of the LAM Allocated Portion and operate as a team to develop ideas and implement investment strategy for the LAM Allocated Portion. The portfolio managers for the LAM Allocated Portion are Andrew Lacey and Patrick Mullin.

Andrew Lacey and Patrick Mullin are responsible for the day-to-day management of the Portfolio. Mr. Lacey has been a Deputy Chairman of LAM since 2004. Prior thereto, he was a Managing Director of LAM since 2002 and has been with LAM since 1995. Mr. Mullin, a Director of LAM since 2002. He has been with LAM since 1998 and has been managing the Portfolio since January 2001.

Franklin Advisory Services, LLC (“Franklin”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is an Adviser to the

94	About the investment portfolios	EQ Advisors Trust

Portfolio. The portion of the Portfolio managed by Franklin is referred to as the “Franklin Allocated Portion.” Franklin is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2006, Franklin, together with its affiliates, had $552 billion in assets under management.

The Franklin Allocated Portion is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers have responsibility for the day-to-day management of the Franklin Allocated Portion and operate as a team to develop ideas and implement investment strategy for the Franklin Allocated Portion. The portfolio managers for the Franklin Allocated Portion are William J. Lippman, Bruce C. Baughman, CPA, Margaret McGee and Donald G. Taylor, CPA.

William J. Lippman, President of Franklin, joined Franklin Templeton Investments in 1988 and has held his current position since that time. Mr. Lippman has primary responsibility for the investments of the Portfolio. He has final authority over all aspects of the Portfolio’s investments, including but not limited to, purchases and sales of individual securities. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Bruce C. Baughman, CPA, Senior Vice President of Franklin, joined Franklin Templeton Investments in 1988 and has held his current position since that time. Mr. Baughman is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

Margaret McGee, Vice President of Franklin, joined Franklin Templeton Investments in 1988. She has held her current position since 1997. Ms. McGee is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

Donald G. Taylor, CPA, Senior Vice President of Franklin, joined Franklin Templeton Investments in 1996 and has held his current position since that time. Mr. Taylor is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	95

Equity Portfolios (continued)

EQ/Small Company Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. For purposes of this Portfolio, small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Growth Index at the time of initial investment. The market capitalization of companies included in this index fluctuates with the markets and was approximately $68 million to $3 billion as of December 31, 2006. It is anticipated that at the time of initial investment, the market capitalization of companies for the Portfolio will generally be between $100 million and $2 billion.

The Portfolio invests primarily in common stocks but also may invest in other types of equity securities, including convertible securities, preferred stocks and warrants. The Portfolio may invest, to a limited extent (generally up to 20% of its net assets), in foreign securities, including depositary receipts of foreign based companies and including companies based in developing countries. The Portfolio also may invest, to a limited extent, in illiquid securities and derivatives. In addition, the Portfolio may borrow money for leveraging purposes. The Portfolio may engage in active and frequent trading to achieve its objective.

The Advisers utilize a growth investing style that employs a systematic approach by which they screen equity securities of U.S. small capitalization companies with low price-to-sales ratios, increasing earnings, and strong price appreciation.

Once a stock has been acquired for the Portfolio, the Advisers may purchase additional shares of such stock for the Portfolio even if the market capitalization of the company exceeds $2 billion, provided that the company’s market capitalization does not exceed the maximum market capitalization of companies included in the Russell 2000 Growth Index at the time of such additional investment. The Advisers may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Leveraging Risk

•	Liquidity Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004 and a single Adviser advised the Portfolio prior to December 11, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Growth Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
33.23% (1999 4th Quarter)	–23.21% (2001 3rd Quarter)

96	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Small Company Growth Portfolio — Class IB Shares	10.26%	4.52%	9.48%
Russell 2000 Growth Index†	13.35%	6.93%	5.42%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Small Company Growth Portfolio	Class IB Shares
Management Fee	1.00%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.17%
Total Annual Portfolio Operating Expenses	1.42%
Less Fee Waiver/Expense Reimbursement**	–0.12%
Net Annual Portfolio Operating Expenses***	1.30%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$132
3 Years	$438
5 Years	$765
10 Years	$1,692

WHO MANAGES THE PORTFOLIO

Bear Stearns Asset Management Inc. (“Bear Stearns”), 383 Madison Avenue, New York, New York 10179, is an Adviser to the Portfolio. The portion of the Portfolio managed by Bear Stearns is referred to herein as “Bear Stearns Allocated Portion.” Bear Stearns manages money for corporations, municipal governments, multi-employer endowments, foundations and family groups and has expertise spanning equity, fixed income and alternative investment strategies. Bear Stearns has been an Adviser to the Portfolio since December 13, 2004. As of December 31, 2006 total assets under management were $41.4 billion.

The Bear Stearns Allocated Portion is managed by a professional focused on investments in equity securities. The portfolio manager has responsibility for the day-to-day management of the Bear Stearns Allocated Portion develops ideas and implements investment strategy for the Bear Stearns Allocated Portion. The portfolio manager for the Bear Stearns Allocated Portion is:

James P. O’Shaughnessy manages the Bear Stearns Allocated Portion on a day-to-day basis. Mr. O’Shaughnessy is a Senior Managing Director and Director of Systematic Equity Investments at Bear Stearns. He joined Bear Stearns in 2001 as head of the Systematic Equity team and has had portfolio management responsibility since that time.

Wells Capital Management, Inc., (“Wells”), 525 Market Street, San Francisco, CA 94105, is an Adviser to the Portfolio. The portion of the Portfolio managed by Wells is referred to herein as “Wells Allocated Portion.” Wells is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement

EQ Advisors Trust	About the investment portfolios	97

Equity Portfolios (continued)

plans, foundations, endowments, trust companies and high net-worth individuals. As of December 31, 2006, Wells had assets under management of approximately $189.1 billion.

The Wells Allocated Portion is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers have responsibility for the day-to-day management of the Wells Allocated Portion and operate as a team to develop ideas and implement investment strategy for the Wells Allocated Portion. The portfolio managers for the Wells Allocated Portion are Stuart Roberts and Jerome C. Philpott.

Jerome “Cam” Philpott joined Wells in 2003 as a portfolio manager. Prior to joining Wells, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team.

Stuart Roberts joined Wells in 2003 as a portfolio manager. Prior to joining Wells, Mr. Roberts was a senior portfolio manager with Montgomery Asset Management, which he joined in 1990. He has specialized in small-cap growth investments since 1983.

Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, is an Adviser to the Portfolio. The portion of the Portfolio managed by Eagle is referred to herein as the “Eagle Allocated Portion.” Eagle is a registered investment adviser that provides investment advisory services for registered mutual funds. As of December 31, 2006, Eagle had approximately $12.9 billion in assets under management.

The Eagle Allocated Portion is managed by a dedicated professional focused on investments in equity securities. The portfolio manager has responsibility for the day-to-day management of the Eagle Allocated Portion and develops ideas and implements investment strategy for the Eagle Allocated Portion. The portfolio manager for the Eagle Allocated Portion is Bert L. Boksen.

Bert L. Boksen, is a Managing Director at Eagle and has over 27 years of investment experience. He has had portfolio management responsibilities for all of Eagle’s small cap growth equity accounts for the past five years. Prior to joining Eagle in 1995, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

98	About the investment portfolios	EQ Advisors Trust

EQ/Small Company Index Portfolio

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio’s liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio’s ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are generally considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing the yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to January 2, 2003.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
22.95% (2003 2nd Quarter)	–21.52% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Small Company Index Portfolio — Class IB Shares	17.68%	10.74%	7.62%
Russell 2000 Index†	18.37%	11.39%	8.09%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	99

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Small Company Index Portfolio	Class IB Shares
Management Fee	0.25%
Distribution and/or service (12b-1) fees**	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses (Underlying Portfolios)***	0.01%
Total Operating Expenses	0.67%
Less Waivers/Expense Reimbursements****	—
Net Operating Expenses and Acquired Fund Fees and Expenses	0.67%
Net Operating Expenses (excluding Acquired Fund Fees and Expenses)****	0.66%
*	Expenses have been restated to reflect current fees.
**	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
***	The Portfolio invests in shares of other investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
****	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolio until April 30, 2008 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.85% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$68
3 Years	$214
5 Years	$373
10 Years	$835

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio since January 2, 2003. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative analysis. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

100	About the investment portfolios	EQ Advisors Trust

EQ/TCW Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in the equity securities of U.S. large capitalization companies that meet the Adviser’s criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. Large capitalization companies are companies with market capitalization in excess of $10 billion at the time of investment.

The Portfolio also may invest in equity securities of small- and mid-capitalization companies. In addition, the Portfolio may invest up to 20% of its assets in foreign securities, provided that they are listed on a domestic or foreign securities exchange or represented by American Depositary Receipts (“ADRs”) or European Depositary Receipts (“EDRs”) listed on a domestic securities exchange or traded in the United States over-the-counter market.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

The Adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser generally selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value and undervalued assets. The Adviser may sell a security for a variety of reasons, including to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Portfolio, a series of Enterprise Accumulation Trust) advised by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
26.57% (2001 4th Quarter)	–26.32% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/TCW Equity Portfolio — Class IB Shares	–3.98%	4.11%	4.17%
Russell 1000 Growth Index†	9.07%	2.69%	5.44%

EQ Advisors Trust	About the investment portfolios	101

Equity Portfolios (continued)

†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/TCW Equity Portfolio	Class IB Shares
Management Fee	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.16%
Total Annual Portfolio Operating Expenses	1.21%
Less Fee Waiver/Expense Reimbursement**	–0.06%
Net Annual Portfolio Operating Expenses***	1.15%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$378
5 Years	$659
10 Years	$1,461

WHO MANAGES THE PORTFOLIO

TCW Investment Management Company (“TCW”), 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, is the Adviser to the Portfolio. TCW was founded in 1971 and as of December 31, 2006, TCW and its affiliated companies had approximately $31.3 billion under management or committed to management.

Craig C. Blum, Managing Director, U.S. Equities and Stephen A. Burlingame, Managing Director, U.S. Equities are primarily responsible for the day-to-day management of the Portfolio. Mr. Blum previously served as a Managing Director, U.S. Equities, TCW Concentrated Core Equities. In 2003 he served as a Senior Vice President, U.S. TCW Concentrated Core Equities and from 2001 to 2002 he was Vice President, U.S. Equities, Central Research Analyst. Mr. Blum joined TCW in 1999. Mr. Burlingame previously served as a Managing Director, U.S. Equities TCW Concentrated Core Equities and in 2003 he served as a Senior Vice President, U.S. Equities, TCW Concentrated Core Equities. From 2001 to 2002 he was Vice President, U.S. Equities, Central Research Analyst. Mr. Burlingame joined TCW in 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

102	About the investment portfolios	EQ Advisors Trust

EQ/Templeton Growth Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Equity securities include common stocks, preferred stocks and convertible securities. The Portfolio may invest in securities in any capitalization range, but may only invest to a limited extent in securities issued by small capitalization companies. The Portfolio also may invest, to a limited extent, in depositary receipts.

The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities include bonds, notes and debentures.

The Portfolio may invest, to a limited extent, in derivatives and may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Portfolio’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). The Adviser considers various factors, such as availability and cost, in deciding whether to use a particular strategy. The Portfolio also may invest, to a limited extent, in real estate investment trusts.

When choosing equity investments for the Portfolio, the Adviser applies a bottom-up, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Adviser also considers a company’s price to earnings ratio, price to cash flow ratio, profit margins and liquidation value. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is September 15, 2006. Information about fund performance is not provided because, as of the date of this Prospectus, the Portfolio did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Templeton Growth Portfolio	Class IB Shares
Management Fee	0.95%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.64%
Total Annual Portfolio Operating Expenses	1.84%
Less Fee Waiver/Expense Reimbursement**	–0.49%
Net Annual Portfolio Operating Expenses	1.35%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	Based on estimated amounts.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

EQ Advisors Trust	About the investment portfolios	103

Equity Portfolios (continued)

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$137
3 Years	$531

WHO MANAGES THE PORTFOLIO

Templeton Global Advisors Limited (“Templeton”), Lyford Cay, Nassau, Bahamas, is the Adviser to the Portfolio. Templeton is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2006, Templeton, together with its affiliates, had $552 billion in assets under management.

The Portfolio is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team include Murdo Murchison, CFA, Jeffrey A. Everett, CFA and Lisa F. Myers, CFA.

Murdo Murchison, CFA, Executive Vice President of Templeton, has primary responsibility for the investments of the Portfolio. He has held his current position since 2001. He has final authority over all aspects of the Portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions and the nature of these functions may change from time to time. He joined Franklin Templeton Investments in 1993.

Jeffrey A. Everett, CFA, President and Director of Templeton provides research and advice on the purchases and sales of individual securities and portfolio risk assessment. Mr. Everett joined Franklin Templeton Investments in 1989 and has had portfolio management responsibilities for the past five years.

Lisa F. Myers, CFA, Vice President of Templeton, provides research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She has held her current position since 2003 and has had portfolio management responsibilities since 2002. Prior to that time, Ms. Myers was a research analyst with Franklin Templeton Investments. She joined Franklin Templeton Investments in 1996.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

104	About the investment portfolios	EQ Advisors Trust

EQ/UBS Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve total return through capital appreciation with income as a secondary consideration.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. In seeking income, the Portfolio invests in stocks of dividend-paying companies.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes an investment style that focuses on identifying discrepancies between a security’s fundamental value (i.e., the Adviser’s assessment of what the security is worth) and its market price. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser estimates the fundamental value of each stock under analysis based on economic, industry and company analysis and a company’s management team, competitive advantage and core competencies. The Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price and value characteristics. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth and Income Portfolio, a series of Enterprise Accumulation Trust) advised by the Advisor using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth and Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
14.86% (1999 2nd Quarter)	–18.59% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/UBS Growth and Income Portfolio — Class IB Shares	14.10%	5.88%	4.78%
Russell 1000 Index†	15.46%	6.82%	4.54%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	105

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/UBS Growth and Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.17%
Total Annual Portfolio Operating Expenses	1.17%
Less Fee Waiver/Expense Reimbursement**	–0.12%
Net Annual Portfolio Operating Expenses***	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.03% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$360
5 Years	$632
10 Years	$1,410

WHO MANAGES THE PORTFOLIO

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), One North Wacker Drive, Chicago, Illinois 60606, is the Adviser to the Portfolio. UBS Global AM was formerly known as Brinson Advisers, Inc., which has provided investment counseling for over 50 years. As of December 31, 2006, assets under management were $710 billion.

John Leonard, Thomas M. Cole, Thomas J. Digenan and Scott C. Hazen are the portfolio managers responsible for the day-to-day management of the Portfolio.

John Leonard is a Managing Director and Head of North American Equities, has been for more than five years and is responsible for the construction of U.S. equity portfolios and the oversight of UBS Global AM’s Chicago-based strategy team. He has been with UBS Global AM as an investment professional since 1991. Mr. Leonard is the lead Portfolio Manager for the Portfolio and is responsible for allocating the Portfolio among the various managers and analysts.

Thomas Cole is a Managing Director and Head of Research, North American Core Equities and has held that position for more than five years. He is responsible for the direction and oversight of the research group of the North American core equities team. Mr. Cole joined UBS Global AM as an Investment Professional in 1985.

Thomas J. Digenan is an Executive Director and North American Equity Strategist. He participates in the analysis and development of U.S. equity portfolios. Mr. Digenan joined UBS Global AM as an Investment Professional in 1993. He has been a North American Equities Strategist since 2001.

Scott C. Hazen, an Executive Director and North American Equity Strategist since 2004, participates in the analysis and development of U.S. Equity Portfolios. He joined UBS Global AM in 1992 as an Investment Professional.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

106	About the investment portfolios	EQ Advisors Trust

EQ/Van Kampen Comstock Portfolio

INVESTMENT OBJECTIVE: Capital growth and income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The Portfolio may invest in issuers of small, medium and large market capitalization. The Portfolio primarily invests in equity securities, but also may invest in preferred stocks and securities convertible into common and preferred stocks.

The Adviser emphasizes a value style of investing, seeking well established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. The Adviser typically sells portfolio securities when its assessments of capital growth and income potential of such securities materially change.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers including emerging market securities and depositary receipts. The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and investment grade corporate debt securities as temporary investments. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below investment grade. The Portfolio also may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipt Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2006, the Portfolio’s first calendar year of operations. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.09% (2006 4th Quarter)	0.63% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Van Kampen Comstock Portfolio — Class IB Shares	15.97%	12.61%
Russell 1000 Value Index†	22.25%	18.65%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	107

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Comstock Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fee (12b-1 fees)	0.25%†
Other Expenses*	0.19%
Total Annual Portfolio Operating Expenses	1.09%
Less Fee Waiver/Expense Reimbursement**	–0.09%
Net Annual Portfolio Operating Expenses***	1.00%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.99% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$338
5 Years	$592
10 Years	$1,321

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM Inc. (which does business in certain instances using the name Van Kampen) is a direct subsidiary of Morgan Stanley. As of December 31, 2006, MSIM Inc. had $492 billion in assets under management.

The Multi-Cap Value team is responsible for the day-to-day management of the Portfolio. The current members of the team include B. Robert Baker, Jr., Jason S. Leder and Kevin C. Holt. Members of the team may change from time to time. Mr. Baker, the lead portfolio manager, is a Managing Director with Van Kampen. He has had portfolio management responsibilities at Van Kampen since he joined the firm in 1991. Mr. Leder, Managing Director, joined Van Kampen in 1995 and has had portfolio management responsibilities since that time. Mr. Holt, Managing Director, joined Van Kampen in 1999 and has had portfolio management responsibilities since that time.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

108	About the investment portfolios	EQ Advisors Trust

EQ/Van Kampen Emerging Markets Equity Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants.

For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

•	its principal securities trading market is in an emerging market country;

•	alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or

•	it is organized under the laws of, or has a principal office in, an emerging market country.

The Adviser’s investment approach combines top-down country allocation with bottom-up stock selection. The Adviser focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder-oriented management. The Portfolio generally invests only in emerging market countries whose currencies are freely convertible into United States dollars. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in emerging market countries, including debt securities that are rated or considered to be below investment grade (so-called “junk bonds”). The Portfolio also may invest, to a lesser extent, in equity securities of corporate or governmental issuers located in industrialized countries, foreign currency or investment funds and supranational entities such as the World Bank. In addition, the Portfolio may utilize forward foreign currency contracts, options and futures contracts and swap transactions.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds and Lower Rated Securities Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
49.97% (1999 4th Quarter)	–22.24% (2001 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	109

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Van Kampen Emerging Markets Equity Portfolio — Class IB Shares	37.07%	26.97%	8.47%
MSCI EMF Gross Dividend Index†	32.59%	26.97%	9.61%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Emerging Markets Equity Portfolio	Class IB Shares
Management Fee	1.12%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.40%
Total Annual Portfolio Operating Expenses	1.77%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses***	1.77%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.80% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.75% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$180
3 Years	$557
5 Years	$959
10 Years	$2,084

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM Inc. (which does business in certain instances using the name Van Kampen) is a direct subsidiary of Morgan Stanley. As of December 31, 2006 MSIM Inc. had $492 billion in assets under management.

The Portfolio is managed within MSIM Inc.’s Emerging Markets Equity team. The team works collaboratively when making portfolio decisions. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are: Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita. The Emerging Markets Equity Team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sector.

Ruchir Sharma, the lead portfolio manager, is a Managing Director of MSIM Inc., and has been managing the Portfolio since 2001. He has been with MSIM Inc. in an investment management capacity since October 1996.

110	About the investment portfolios	EQ Advisors Trust

Paul Psaila, an Executive Director of MSIM Inc., has been managing the Portfolio since its inception and has been an investment management professional with MSIM Inc. since 1994.

James Cheng, a Managing Director of Morgan Stanley Investment Management Company (“MSIM Company”). since August 2006, has been managing the Portfolio since October 2006. Prior to joining MSIM Company. Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited.

Eric Carlson, an Executive Director of MSIM Inc. has been associated with MSIM Inc. in an investment management capacity since September 1997 and has been a member of the team managing the Portfolio since October 2006.

Scott Piper, an Executive Director of MSIM Inc. since December 2002, has been associated with MSIM Inc. in an investment management capacity since that time. He has been a member of the team managing the Portfolio since October 2002.

Ana Cristina Piedrahita, an Executive Director of MSIM Inc., has been associated with MSIM Inc. in an investment managing capacity since January 2002. She has been a member of the team managing the Portfolio since October 2006.

EQ Advisors Trust	About the investment portfolios	111

Equity Portfolios (continued)

EQ/Van Kampen Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE: Capital growth

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies at the time of investment. The Portfolio primarily invests in equity securities including common stocks, preferred stocks, convertible securities and rights and warrants to purchase common stock. Medium-sized companies are defined by reference to those companies represented in the Russell Midcap Index. The Portfolio also may invest in common stocks and other equity securities of small- and large-sized companies.

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser studies a company’s business model, business visibility and the ability to generate free cash flow, a favorable return on invested capital trend and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio also may invest in debt securities of various maturities considered investment grade at the time of investment. Investment grade securities are rated BBB or higher by Standard & Poor’s or rated Baa or higher by Moody’s Investor Service, Inc. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below in investment grade.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers including emerging market securities and depositary receipts. The Portfolio also may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and currency transactions, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks.

The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2006, the Portfolio’s first calendar year of operations. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
8.81% (2006 1st Quarter)	–5.08% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Van Kampen Mid Cap Growth Portfolio — Class IB Shares	9.33%	20.40%
Russell Mid Cap Growth Index†	10.66%	17.69%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

112	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Mid Cap Growth Portfolio	Class IB Shares
Management Fee	0.70%
Distribution and/or Service Fee (12b-1 fees)	0.25%†
Other Expenses	0.23%
Total Annual Portfolio Operating Expenses	1.18%
Less Fee Waiver/Expense Reimbursement*	–0.13%
Net Annual Portfolio Operating Expenses**	1.05%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.01% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$362
5 Years	$636
10 Years	$1,420

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM Inc. (which does business in certain instances using the name Van Kampen) is a direct subsidiary of Morgan Stanley. As of December 31, 2006 MSIM Inc. had $492 billion in assets under management.

The U.S. Growth team is responsible for the day-to-day management of the Portfolio. The current members of the team include Dennis Lynch, David Cohen, Sam Chainani and Alexander Norton. Members of the team may change from time to time.

Dennis Lynch is a Managing Director with Van Kampen. He joined the firm in 1998 and has had portfolio management responsibilities for more than five years.

David Cohen is an Executive Director with Van Kampen. He joined the firm in 1993 and has had portfolio management responsibilities for more than five years.

Sam Chainani is an Executive Director with Van Kampen. He joined the firm in 1996 and has had portfolio management responsibilities since 2004. Prior to that time Mr. Chainani was an Analyst with Van Kampen.

Alexander Norton is a Managing Director with Van Kampen. He joined the firm in 2000 and has had portfolio management responsibility since July 2005. Prior to that time Mr. Norton was an Analyst with Van Kampen.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	113

Equity Portfolios (continued)

EQ/Van Kampen Real Estate Portfolio

INVESTMENT OBJECTIVE: Seeks to provide above average current income and long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs, as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions. The Portfolio will invest primarily in equity REITs. In addition, the Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields.

In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as other criteria, such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding’s share price, earnings prospects relative to its peers and/or business prospects.

A company is considered to be in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Besides equity securities of REITs, the Portfolio may invest in equity securities, including common stocks and convertible securities, or non-convertible preferred stocks and investment-grade debt securities of companies operating in the real estate industry. The Portfolio may invest up to 20% of its net assets in securities of companies outside the real estate industry. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, some or all of which may be in the real estate industry. The Portfolio may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Non-Diversification Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The Portfolio has not yet commenced operations. Therefore, there is no historical performance information shown here. Performance information will be available in the prospectus after the Portfolio has been in operation for one calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Van Kampen Real Estate Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)†	0.25%
Other Expenses‡	0.13%
Total Annual Portfolio Operating Expenses	1.28%
Less Fee Waiver/Expense Reimbursement*	–0.02%
Net Annual Portfolio Operating Expenses	1.26%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s

114	About the investment portfolios	EQ Advisors Trust

Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.

‡	Because the Portfolio has no operating history prior to the date of this Prospectus, “Other Expenses” are based on estimated amounts for the current fiscal period.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$128
3 Years	$404

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management, Inc. (“MSIM, Inc.”), 1221 Avenue of the Americas, New York, New York 10020, is the Adviser to the Portfolio. MSIM, Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2006, MSIM, Inc., together with its affiliates, had $492 billion in assets under management.

The Portfolio’s assets are managed within the Adviser’s Real Estate Team. The team consists of portfolio managers and analysts. Theodore R. Bigman is the member of the team primarily responsible for the day-to-day management of the Portfolio. The Portfolio is managed by Mr. Bigman, who is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset allocation frameworks and direct the implementation of investment strategy.

Theodore R. Bigman, Managing Director, has worked for the Adviser since 1995. He has been Managing Director since 1999 and a portfolio manager with the Adviser since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	115

Equity Portfolios (continued)

EQ/Wells Fargo Montgomery Small Cap Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio is an actively managed diversified Portfolio that invests primarily in the common stocks of U.S. companies that the Adviser believes have a potential for above-average growth. The Portfolio principally invests in small-sized companies that have a market capitalization of less than $2 billion at the time of purchase. Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in small capitalization securities.

The Adviser’s investment strategy is focused on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market.

The Portfolio may engage in options transactions, including options on securities, options on a stock index and options on stock index futures to protect liquidity and portfolio value. The Portfolio also may invest in illiquid securities and privately issued securities. The Adviser engages in active and frequent trading of portfolio securities in seeking to achieve the Portfolio’s investment objective. The Portfolio may also borrow money for leveraging purposes.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Growth Investing Risk

•	Leveraging Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing the yearly changes in the Portfolio’s performance. The inception date for this Portfolio is October 1, 2004. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.45% (2006 1st Quarter)	–7.61% (2005 1st Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Wells Fargo Montgomery Small Cap Portfolio — Class IB Shares	21.57%	18.66%
Russell 2000 Growth Index†	13.35%	13.52%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Wells Fargo Montgomery Small Cap Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.41%
Total Annual Portfolio Operating Expenses	1.51%
Less Fee Waiver/Expense Reimbursement**	–0.21%
Net Annual Portfolio Operating Expenses***	1.30%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s

116	About the investment portfolios	EQ Advisors Trust

Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.

*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. Including this reduction, and the restatement of Other Expenses, the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.20% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$132
3 Years	$457
5 Years	$804
10 Years	$1,784

WHO MANAGES THE PORTFOLIO

Wells Capital Management Inc. (“Wells”), 525 Market Street, San Francisco, CA 94105. Wells is the Adviser to the Portfolio. Wells is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of December 31, 2006, Wells Capital Management managed assets aggregating in excess of $189.1 billion.

Jerome “Cam” Philpott and Stuart Roberts are primarily responsible for the day-to-day management of the Portfolio. Mr. Philpott joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team.

Mr. Roberts joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Roberts was a senior portfolio manager with Montgomery Asset Management, which he joined in 1990. He has specialized in small-cap growth investments since 1983.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	117

Fixed Income Portfolios

EQ/AllianceBernstein Intermediate Government Securities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal.

THE INVESTMENT STRATEGY

Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government securities.

The Portfolio’s investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note. Under normal circumstances, the Portfolio will have a dollar-weighted average maturity of more than three years but less than ten years. In some cases, the Adviser’s calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates in the mortgage-backed or asset-backed securities and foreign and domestic interest rates).

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser’s assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The Portfolio also may purchase debt securities of non-government issuers that own mortgages. The Portfolio may also invest a substantial portion of its assets in money market instruments.

In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government securities and may purchase call and put options on U.S. Government securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

For purposes of this Portfolio, U.S. Government securities include:

•	U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

•	U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

•	U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

•

“Ginnie Maes”: Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association (“GNMA”) guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

•

“Fannie Maes”: The Federal National Mortgage Association (“FNMA”) is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA’s right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not issued by, or backed by the full faith and credit of, the U.S. Government.

•

“Freddie Macs”: The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government, issues participation certificates (“PCs”) which represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not issued by, or backed by the full faith and credit of, the U.S. Government.

•

Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. These securities are not backed by the full faith and credit of the U.S. Government.

•

“Sallie Maes”: The Student Loan Marketing Association (“SLMA”) is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are not issued by the U.S. Government and are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

118	About the investment portfolios	EQ Advisors Trust

The Portfolio may also invest in “zero coupon” U.S. Government securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government securities and coupons. These securities tend to be more volatile than other types of U.S. Government securities.

Guarantees associated with U.S. Government Securities guarantee only the payment of principal at maturity and interest when due, and do not guarantee the securities’ yield or value or the yield or value of the Portfolio’s shares.

The Portfolio may also purchase collateralized mortgage obligations (“CMOs”) issued by non-governmental issuers and securities issued by real estate mortgage investment conduits (“REMICs”). Non-governmental CMOs, which are issued by entities other than U.S. Government agencies and instrumentalities and securities issued by non-governmental REMICs (even if collateralized by U.S. Government securities) are not considered U.S. Government securities for purposes of the Portfolio meeting its policy of investing at least 80% of its net assets in U.S. Government securities.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
4.90% (2001 3rd Quarter)	–2.43% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Intermediate Government Securities Portfolio — Class IA Shares	3.35%	3.62%	5.02%
Lehman Brothers Intermediate Government Bond Index†	3.84%	3.92%	5.48%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	119

Fixed Income Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Intermediate Government Securities Portfolio	Class IA Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	0.64%
*	“Other Expenses” have been restated to reflect current administrative fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

Kewjin Yuoh, Vice President and Portfolio Manager at AllianceBernstein, is responsible for day-to-day management of the Portfolio. Mr. Yuoh joined AllianceBernstein in 1993 as a Vice President and has had portfolio management responsibilities for the past five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

120	About the investment portfolios	EQ Advisors Trust

EQ/AllianceBernstein Quality Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with moderate risk to capital.

THE INVESTMENT STRATEGY

The Portfolio expects to invest in readily marketable securities with relatively attractive yields that the Adviser believes do not involve undue risk.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities which are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s or BBB by S&P or Fitch), or in unrated, fixed income securities that the Adviser determines to be of comparable quality. The Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody’s and S&P or Fitch).

In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser’s assessment of prospective cyclical changes even if such action may adversely affect current income. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The portfolio may invest in foreign securities, including those of both developed and developing countries. Developing countries are defined as middle and low-income economies as classified by the World Bank.

The portfolio may invest up to 20% of total assets in non-US dollar denominated securities.

The portfolio may invest up to 5% of total asset in securities of developing countries (referred to as emerging market debt), whether denominated in US dollars or local currency.

The Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes.

The Portfolio may also make use of various other investment strategies, including zero coupon and pay-in-kind securities, collateralized mortgage obligations, asset-backed securities, securities lending, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Portfolio may also use derivatives, including: purchasing put and call options and writing covered put and call options on securities it may purchase.

The Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon and Pay-in Kind Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Quality Bond Portfolio) advised by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Quality Bond

EQ Advisors Trust	About the investment portfolios	121

Fixed Income Portfolios (continued)

Portfolio whose inception date is October 1, 1993, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
4.57% (2001 3rd Quarter)	–2.37% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Quality Bond Portfolio — Class IA Shares	4.06%	4.40%	5.70%
Lehman Brothers Aggregate Bond Index†	4.33%	5.06%	6.24%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Quality Bond Portfolio	Class IA Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	0.64%
*	“Other Expenses” have been restated to reflect current administrative fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2006, AllianceBernstein had approximately $717 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the U.S. Investment-Grade: Core Fixed Income Team, comprised of senior Core Fixed Asset Team members. The Core Fixed Asset Team relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. While all members of the team work jointly to determine the majority of the investment strategy, including security selection for the firm’s U.S. Investment-Grade: Core Fixed Income accounts, Alison M. Martier, Senior Vice President, Director — US Core Fixed Income and a member of the U.S. Investment-Grade: Core Fixed Income Team, is primarily responsible for day-to-day management of, and has oversight and trading responsibilities for, the Portfolio. Ms. Martier joined AllianceBernstein in 1993 and has been a fixed asset portfolio manager since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

122	About the investment portfolios	EQ Advisors Trust

EQ/Caywood-Scholl High Yield Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize current income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are below investment grade. The Portfolio generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) or B- to BB+ by Standard & Poor’s Corporation (“S&P”), which are commonly known as “junk bonds.”

The Portfolio generally does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody’s or CC or lower by S&P or which, if unrated, in the judgment of the Adviser have characteristics of such lower-grade bonds). If an investment is downgraded to Ca or lower or CC or lower after its purchase by the Portfolio, the Adviser has discretion to hold or liquidate the security. Subject to these restrictions, under normal circumstances, up to 20% of the Portfolio’s assets may include: (1) bonds rated Caa by Moody’s or CCC by S&P; (2) unrated debt securities which, in the judgment of the Adviser, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

The Adviser actively manages the Portfolio’s duration based on the Adviser’s view of the market and interest rates. The Portfolio may invest in securities of any maturity. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates. The Portfolio may have a high portfolio turnover rate in excess of 100%.

The Adviser utilizes a top-down approach that seeks to identify industries and companies that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Adviser identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. Companies near or in bankruptcy are not considered for investment. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds or Lower Rated Securities Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise High-Yield Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise High-Yield Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
7.66% (2003 2nd Quarter)	–5.16% (1998 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	123

Fixed Income Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Caywood-Scholl High Yield Bond Portfolio — Class IB Shares	7.95%	8.66%	6.67%
Merrill Lynch U.S. High Yield Master Cash Pay Only Index†	11.59%	9.84%	6.85%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Caywood-Scholl High Yield Bond Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.18%
Total Annual Portfolio Operating Expenses	1.03%
Less Fee Waiver/Expense Reimbursement**	–0.03%
Net Annual Portfolio Operating Expenses	1.00%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$102
3 Years	$325
5 Years	$566
10 Years	$1,257

WHO MANAGES THE PORTFOLIO

Caywood-Scholl Capital Management (“Caywood-Scholl”) 4350 Executive Drive, Suite 125, San Diego, California 92121, is the Adviser to the Portfolio. Caywood-Scholl has provided investment advice with respect to high-yield, low grade fixed income instruments since 1986. As of December 31, 2006, assets under management for all clients are approximately $1.83 billion.

James Caywood, Managing Director and Portfolio Manager; Eric Scholl, Managing Director and Chief Executive Officer; and Tom Saake, Managing Director and President, are responsible for the day-to-day management of the Portfolio.

James Caywood has more than 38 years’ investment industry experience. He joined Caywood-Scholl in 1986 as Managing Director and has held that position since that time.

Eric Scholl joined Caywood-Scholl in 1992 as partner and President. He has been a Managing Director since December 1998.

Tom Saake has served as a Portfolio Manager with Caywood-Scholl since 1996 and Managing Director since June 2002. He has over 16 years’ experience with the firm.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

124	About the investment portfolios	EQ Advisors Trust

EQ/Evergreen International Bond Portfolio

INVESTMENT OBJECTIVE: Seeks capital growth and current income.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Portfolio normally will invest in at least three countries. The Portfolio may invest in debt securities that are rated below investment grade (or, if unrated, determined by the Adviser to be of comparable quality) (“junk bonds”), however it generally does not invest more than 5% of its assets in debt obligations or similar securities denominated in the currencies of developing countries. For purposes of this Portfolio, the Adviser considers those countries whose sovereign debt is rated below investment grade to be developing countries and those countries whose sovereign debt is rated investment grade to be developed countries.

The Portfolio generally maintains a dollar-weighted average maturity of 5 to 14 years and a duration of 3½ to 10 years. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond and provides an indication of the expected change in value of the bond due to changes in interest rates. Typically, a bond with a low (short) duration means that its value is less sensitive to interest rate changes, while a bond with a high (long) duration is more sensitive.

The Adviser makes its country selection and currency decisions for the Portfolio based on its own fundamental research and advanced analytical systems. In choosing investments, the Adviser searches for the best values on securities that meet the Portfolio’s credit and maturity requirements. Bonds selected for inclusion in the Portfolio are continually monitored to assure they meet the Adviser’s standards. The Adviser may sell a security for a variety of reasons, such as to invest in an issuer believed to offer superior investment opportunities.

The Portfolio may enter into foreign currency exchange contracts for a variety of purposes, including to gain exposure to foreign markets in which the Portfolio is underweighted, to hedge the value of its investments or to control risk. The Portfolio also may invest up to 20% of its assets in foreign mortgage- and asset-based securities and/or foreign bank obligations. In addition, the Portfolio may invest up to 20% of its assets in investment grade fixed income securities or obligations of U.S. government entities or U.S. corporations. The Portfolio also may invest up to 15% of its net assets in illiquid securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities; therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2006, the Portfolio’s first calendar year of operations. The inception date for this Portfolio is October 3, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
2.39% (2006 4th Quarter)	–1.02% (2006 1st Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Evergreen International Bond Portfolio — Class IB Shares	3.44%	0.85%
Merrill Lynch Global Broad Market Index†	8.22%	5.45%

EQ Advisors Trust	About the investment portfolios	125

Fixed Income Portfolios (continued)

†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Evergreen International Bond Portfolio	Class IB Shares
Management Fee	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.23%
Total Annual Portfolio Operating Expenses	1.18%
Less Fee Waiver/Expense Reimbursement**	–0.03%
Net Annual Portfolio Operating Expenses	1.15%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amounts shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$117
3 Years	$372
5 Years	$646
10 Years	$1,429

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts, 02116, and First International Fund Advisors dba “Evergreen International” (“Evergreen International”), are Advisers to the Portfolio. Evergreen International is an indirect, majority-owned subsidiary of Wachovia Corporation and an affiliate of Evergreen. Evergreen, including Evergreen International, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2006, Evergreen managed over $273.2 billion for the Evergreen funds.

The Portfolio is managed by a team of fixed income portfolio management professionals from Evergreen’s Customized Fixed Income team, with team members responsible for various sectors.

Anthony Norris and Peter Wilson have primary responsibility for the day-to-day management of the Portfolio. Mr. Norris is a Senior Vice President and senior portfolio manager at Evergreen and a Managing Director of Research, Chief Investment Officer and a senior portfolio manager at Evergreen International. He joined Evergreen International in 1990 and has been in the portfolio management field since 1967. Mr. Wilson is a Senior Vice President and senior portfolio manager at Evergreen and a Managing Director, Chief Operating Officer and a senior portfolio manager at Evergreen International. He joined Evergreen International in 1989 and has been in the portfolio management field since 1978.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

126	About the investment portfolios	EQ Advisors Trust

EQ/JPMorgan Core Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

THE INVESTMENT STRATEGY

This Portfolio’s total return will consist of income plus realized and unrealized capital gains and losses. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by S&P or Baa or better by Moody’s or, if unrated, securities of similar quality as determined by the Adviser. In the event the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Adviser actively manages the Portfolio’s duration, the allocation of securities across market sectors and the selection of specific securities within market sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio based on the Adviser’s view of the market and interest rates. The Adviser also actively allocates the Portfolio’s assets among the broad sectors of the fixed income market. These securities principally include U.S. Government and agency securities, corporate securities, private placements, asset–backed securities, mortgage-related securities and direct mortgage obligations. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The overall duration of the portfolio will generally be within one year of the duration of the Lehman Brothers Aggregate Bond Index, the Portfolio’s benchmark (currently 3-6 years). The Portfolio may also use futures contracts to change the duration of the Portfolio’s bond holdings. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio may also invest up to 25% of its assets in securities of foreign issuers, including up to 20% of its assets in debt securities denominated in currencies of developed foreign countries. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
4.72% (1998 3rd Quarter)	–2.58% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/JPMorgan Core Bond Portfolio — Class IB Shares	4.01%	4.63%	5.50%
Lehman Brothers Aggregate Bond Index†	4.33%	5.06%	5.87%

EQ Advisors Trust	About the investment portfolios	127

Fixed Income Portfolios (continued)

†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Core Bond Portfolio	Class IB Shares
Management Fee	0.44%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses	0.84%
Less Fee Waiver Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses	0.84%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.85% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense reimbursement arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$86
3 Years	$268
5 Years	$466
10 Years	$1,037

WHO MANAGES THE PORTFOLIO

JPMorgan Investment Management Inc. (“JPMorgan”), 522 Fifth Avenue, New York, New York 10036. JPMorgan has been the Adviser to the Portfolio since it commenced operations. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2006, JPMorgan and its affiliates had $1.01 trillion in assets under management.

The Portfolio is managed by a team of investment professionals comprised of the following:

Timothy N. Neumann, Managing Director, is the head of portfolio management and lead portfolio manager for Core Investment Grade and Core Plus strategies. He works with the Macro team and Sector teams to deliver account-specific portfolio strategy. Mr. Neumann has been a portfolio manager with JPMorgan since 1997.

Ronald Arons, Vice President, is the lead portfolio manager for Core Investment Grade Strategies, and is responsible for formulating investment strategy and risk management for the Portfolio. He has been a portfolio manager with JPMorgan since 1994.

Jeffrey J. Jackman, Vice President, is a portfolio manager in the U.S. Fixed Income Portfolio Management Group. Mr. Jackman has been a portfolio manager with JPMorgan for more than five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

128	About the investment portfolios	EQ Advisors Trust

EQ/Long Term Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

THE INVESTMENT STRATEGY

The Portfolio invests in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal circumstances, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, will be invested in such securities.

All securities in the Portfolio will be rated investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of longer than eight years and an effective duration between 8 and 15 years. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Long Term Bond Portfolio, a series of The MONY Series Fund, Inc.) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise MONY Long Term Bond Portfolio whose inception date is March 20, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB*

Best quarter (% and time period)	Worst quarter (% and time period)
9.30% (2002 3rd Quarter)	–4.78% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Long Term Bond Portfolio — Class IB Shares*	1.82%	5.98%	6.38%
Lehman Brothers Long Government/Credit Bond Index†	2.71%	7.38%	7.72%
*	For periods prior to the date the Class IB shares commenced operations (April 29, 2005), performance information shown is that of the Class IA Shares adjusted to reflect the 12b-1 fees paid by Class IB Shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	129

Fixed Income Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Long Term Bond Portfolio	Class IB Shares
Management Fee	0.43%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.15%
Total Annual Portfolio Operating Expenses	0.83%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses	0.83%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense reimbursement arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$85
3 Years	$265
5 Years	$460
10 Years	$1,025

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2006, BlackRock Financial and its affiliates had approximately $1.25 trillion in assets under management.

The management of and investment decisions for the EQ/Long Term Bond Portfolio are made by Scott Amero, Keith Anderson, Matthew Marra and Andrew J. Phillips.

Keith Anderson, Managing Director since 1988 and Vice Chairman since 2006 is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management and Executive Committees and Chairman of the Investment Strategy Group.

Scott Amero, a Managing Director since 1990, is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

Matthew Marra, Managing Director since 2006, is a member of the Investment Strategy Group. Mr. Marra’s primary responsibility is managing total return portfolios, with a sector emphasis on Treasury and agency securities. Mr. Marra has been a member of BlackRock’s fixed income team since 1997.

Andrew J. Phillips, Managing Director since 1999, is a member of the Investment Strategy Group and his primary responsibility is the consistent implementation of investment strategies across all total return accounts, with a sector emphasis on mortgage securities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

130	About the investment portfolios	EQ Advisors Trust

EQ/Money Market Portfolio

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

•	marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”);

•	certificates of deposit, bankers’ acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

(a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

(b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s or (ii) long term debt rated at least AA by S&P or Aa by Moody’s;

•

commercial paper (rated at least A-1 by S&P or Prime-1 by Moody’s or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody’s) and participation interests in loans extended by banks to such companies;

•	mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

•

corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody’s, as well as corporate debt obligations rated at least A by S&P or Moody’s, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s;

•	floating rate or master demand notes; and

•	repurchase agreements covering securities in which the Portfolio may invest.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks. Normally, the Portfolio invests at least 25% of its net assets in bank obligations.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Banking Industry Sector Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2006 and compares the Portfolio’s performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 10, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981, and the performance results of

EQ Advisors Trust	About the investment portfolios	131

Fixed Income Portfolios (continued)

the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
1.62% (2000 4th Quarter)	0.10% (2004 1st Quarter)
The Portfolio’s 7-day yield for the quarter ended December 31, 2006 was 4.88% and the effective yield was 5.00%.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Money Market Portfolio — Class IA Shares	4.72%	2.18%	3.66%
3-Month Treasury Bill†	4.85%	2.43%	3.80%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Money Market Portfolio	Class IA Shares
Management Fee	0.33%
Distribution and/or Service Fees (12b-1 fees)	None
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	0.47%
*	“Other Expenses” have been restated to reflect current administrative fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IA Shares
1 Year	$48
3 Years	$151
5 Years	$263
10 Years	$591

WHO MANAGES THE PORTFOLIO

The Dreyfus Corporation (“Dreyfus”), 200 Park Avenue, New York, New York 10106, is the Adviser to the Portfolio. Dreyfus was founded in 1951 and currently manages approximately 200 mutual fund portfolios. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly traded financial services company. Pursuant to a strategic combination scheduled to be completed in the third quarter of 2007, Mellon Financial will combine with The Bank of New York, (“BNY”) and form The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. As of December 31, 2006, Dreyfus had approximately $190 billion in assets under management.

132	About the investment portfolios	EQ Advisors Trust

EQ/PIMCO Real Return Portfolio

INVESTMENT OBJECTIVE: Seeks maximum real return consistent with preservation of real capital and prudent investment management.

THE INVESTMENT STRATEGY

The Portfolio invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities, also known as “junk bonds” and for purposes of this Portfolio rated B or higher by Moody’s or S&P or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio may also invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio also may invest in securities of issuers located in emerging markets. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. The Portfolio may also invest, to a limited extent, in loan participations. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Portfolio, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures and Options Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Leveraging Risk

•	Liquidity Risk

•	Loan Participation Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because the Portfolio was advised using a different investment objective and investment strategy prior to May 1, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Total Return Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using an investment objective and strategy, which differ from those used by the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Total Return Portfolio whose inception date is January 24, 2002, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
3.13% (2004 3rd Quarter)	–2.36% (2004 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	133

Fixed Income Portfolios (continued)

Average Annual Total Returns
	One Year	Since Inception
EQ/PIMCO Real Return Portfolio — Class IB Shares	0.44%	3.76%
Lehman Brothers U.S. Tips Index†	0.41%	7.19%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/PIMCO Real Return Portfolio	Class IB Shares
Management Fee	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.18%
Total Annual Portfolio Operating Expenses	0.98%
Less Fee Waiver/Expense Reimbursement**	–0.08%
Net Annual Portfolio Operating Expenses	0.90%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. This arrangement may be terminated at any time. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$92
3 Years	$304
5 Years	$534
10 Years	$1,194

WHO MANAGES THE PORTFOLIO

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the Portfolio. PIMCO has provided investment counseling since 1971. As of December 31, 2006, assets under management were $667.8 billion.

John B. Brynjolfsson, CFA is responsible for the day-to-day management of the Portfolio. He is a Managing Director and a Portfolio Manager of PIMCO. He joined PIMCO as an investment professional in 1989 and has had portfolio management experience for more than five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

134	About the investment portfolios	EQ Advisors Trust

EQ/Short Duration Bond Portfolio

INVESTMENT OBJECTIVE: Seeks current income with reduced volatility of principal.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

The Portfolio intends to invest only in investment grade fixed income securities and seeks to maintain a minimum average credit quality rating of “A” by Moody’s or S&P in its portfolio. The Portfolio will focus primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers.

The Portfolio seeks to maintain a high level of share price stability by keeping the average duration of the overall portfolio between one year and three years. The Portfolio may invest in securities with effective or final maturities of any length at the time of purchase. It is anticipated that the average effective maturity of the Portfolio will range from one to four years. The Portfolio may adjust its holdings based on actual or anticipated changes in interest rates or credit quality. The Portfolio may also engage in risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the Portfolio’s exposure to investment risks.

In choosing investments, the Adviser searches for the best values on securities that meet the Portfolio’s credit and maturity requirements. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Securities Lending Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Short Duration Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Short Duration Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
1.89% (2006 3rd Quarter)	–0.79% (2004 2nd Quarter)

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Fixed Income Portfolios (continued)

Average Annual Total Returns
	One Year	Since Inception
EQ/Short Duration Bond Portfolio — Class IB Shares	3.95%	2.22%
Lehman Brothers 1-3 year Government Credit Index†	4.25%	2.39%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Short Duration Bond Portfolio	Class IB Shares
Management Fee	0.43%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses*	0.14%
Total Annual Portfolio Operating Expenses	0.82%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses	0.82%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
*	“Other Expenses” have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.85% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three or five years, as applicable, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$84
3 Years	$262
5 Years	$455
10 Years	$1,014

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2006, BlackRock Financial and its affiliates had approximately $1.25 trillion in assets under management.

The management of and investment decisions for the EQ/Short Duration Bond Portfolio are made by Scott Amero, Keith Anderson and Todd Kopstein.

Keith Anderson, Managing Director since 1988 and Vice Chairman since 2006, is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in the government agency, corporate and mortgage sectors and sub-sectors, worldwide. He is the Chief Investment Officer for Fixed Income, a member of BlackRock’s Management and Executive Committees and Chairman of the Investment Strategy Group.

Scott Amero, a Managing Director since 1990, is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. He is also the head of Global Credit research and a member of BlackRock’s Management Committee and Investment Strategy Group.

Todd Kopstein, Managing Director since 2003, is a member of the Investment Strategy Group and his primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities. Mr. Kopstein joined BlackRock in 1994 as an analyst and has been a member of the Investment Strategy Group since 1998.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

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2. More information on risks and benchmarks

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Portfolio Management Risk: The risk that strategies used by the Advisers and their securities selections fail to produce the intended results.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Adviser(s) for each Portfolio selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios – The Principal Risks,” a particular Portfolio may also be subject to the following as principal risks. In addition, to the extent a Portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Banking Industry Sector Risk: To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as

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liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Exchange Traded Funds Risk: When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a Portfolio invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs may also change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio. Most ETFs are not actively managed. An ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Financial Services Sector Risk: To the extent a Portfolio invests in the financial services sector, the value of a Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing in a diversified portfolio of securities.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on, among other factors, general economic conditions and other demographic conditions.

Credit Risk: The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling

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to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Mortgage-Backed Securities Risk: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to the risks of interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. In addition, when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value.

Foreign Securities Risk: A Portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in

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currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts: A Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Index-Fund Risk: The EQ/Equity 500 Index and EQ/Small Company Index Portfolios invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Initial Public Offering (“IPO”) Risk: A Portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a Portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued

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by a company that may be in the early stages of development with a history of little or no revenues and such company may operate at a loss following the offering. A Portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the Portfolio will receive an allocation of shares. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. There is no guarantee that as those Portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Company Securities Risk: A Portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the Portfolio level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Loan Participation Risk. A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable as a co-lender.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Multiple Adviser Risk: The EQ/Small Cap Value Portfolio and the EQ/Small Company Growth Portfolio employ multiple Advisers. Each Adviser independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser manages its allocated portion of the Portfolio independently from another Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire portfolio.

Non-Diversification Risk: The EQ/GAMCO Mergers and Acquisitions Portfolio, the EQ/Legg Mason Value Equity Portfolio, the EQ/Marsico Focus Portfolio, the EQ/Small Cap Value Portfolio and the EQ/Van Kampen Real Estate Portfolio are classified as “non-diversified” investment companies, which means that the proportion of each Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Portfolio Turnover Risk: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

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Real Estate Investing Risk: Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Short Sales Risk: A Portfolio may sell a security short by borrowing it from a third party and selling it at the then-current market price. A Portfolio is then obligated to buy the security on a later date so it can be returned to the lender. Short sales, therefore, involve the risk that the Portfolio will incur a loss by subsequently buying a security at a higher price than the price at which the Portfolio previously sold the security short. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Portfolio’s potential loss on a long position arises from decreases in the value of the security and, therefore, such loss is limited by the fact that a security’s value cannot drop below zero.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. The EQ/Davis New York Venture Portfolio also may invest in companies that are involved in litigation, companies whose financial reports or corporate governance may be challenged, companies whose annual report may disclose a weakness in internal controls or companies that are involved in other adverse events that may threaten their future. There is a risk that the “special situation” may not be completed on the terms or within the time frame contemplated or might not occur at all, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for a Portfolio.

Unseasoned Companies Risk: These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” compares each Portfolio’s performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Bond Index”) covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

Lehman Brothers Intermediate Government Bond Index is an unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt securities including government and corporate securities with maturities between one and ten years.

Lehman Brothers Long Government/Credit Bond Index is an unmanaged benchmark representing the long-term, investment-grade U.S. bond market.

Lehman Brothers U.S. Tips Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities Market.

Lehman Brothers 1-3 Year Government Credit Index is an unmanaged index that represents all U.S. Treasury and agency securities with maturities ranging from 1-3 years.

Merrill Lynch Global Broad Market Index is an unmanaged index that tracks the performance of investment grade public debt issued in the major domestic and eurobond markets, including “global” bonds, but excluding the U.S. dollar-denominated securities.

Merrill Lynch U.S. High Yield Master Cash Pay Only Index is an unmanaged index that measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

MSCI EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

MSCI EAFE Growth Index is an unmanaged index comprised of 21 MSCI country indices representing stocks from companies in developed markets outside of North America (i.e. Europe, Australasia and the Far East) having growth investment style characteristics.

MSCI EMF (Emerging Markets Free) Gross Dividend IndexSM (“MSCI EMF”) is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 25 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. “Free” MSCI indices exclude those shares not purchasable by foreign investors.

Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 92% of the total market capitalization of the Russell 3000.

Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

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Russell 2000® Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index (“Russell 2500”) is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 20% of the total market capitalization of the Russell 3000.

Russell 2500™ Growth Index is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Mid Cap® Index (“Russell Mid Cap”) is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000, which represents about 30% of the total market capitalization of the Russell 1000.

Russell Mid-Cap® Growth Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Mid Cap® Value Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Stock Price Index is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”) is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization as of December 31, 2006 of about $2.49 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

3-Month Treasury Bill. A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

Merrill Lynch 3-Months T-Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date.

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3. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About The Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among sixty-five (65) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA or Class IB shares of sixty (60) Portfolios. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also has discretion to allocate each Portfolio’s assets among the Portfolio’s Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of AXA Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P., or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2006 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2006 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2006

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/AllianceBernstein Common Stock	0.47%	N/A
EQ/AllianceBernstein Growth and Income	0.56%	N/A
EQ/AllianceBernstein Intermediate Government Securities	0.50%	N/A
EQ/AllianceBernstein International	0.71%	0.03%
EQ/AllianceBernstein Large Cap Growth	0.90%	0.19%
EQ/AllianceBernstein Quality Bond	0.50%	N/A
EQ/AllianceBernstein Small Cap Growth	0.74%	N/A
EQ/AllianceBernstein Value	0.60%	N/A
EQ/Ariel Appreciation II	0.75%	0.33%
EQ/BlackRock Basic Value Equity	0.55%	N/A
EQ/BlackRock International Value	0.82%	N/A
EQ/Boston Advisors Equity Income	0.75%	0.07%
EQ/Calvert Socially Responsible	0.65%	0.07%
EQ/Capital Guardian Growth	0.65%	0.08%
EQ/Capital Guardian International	0.83%	0.06%
EQ/Capital Guardian Research	0.65%	0.05%
EQ/Capital Guardian U.S. Equity	0.64%	0.05%

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Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/Caywood-Scholl HighYield Bond	0.60%	0.04%
EQ/Equity 500 Index	0.25%	N/A
EQ/Evergreen International Bond	0.70%	0.03%
EQ/Evergreen Omega	0.65%	N/A
EQ/FI Mid Cap	0.68%	0.05%
EQ/FI Mid Cap Value	0.73%	N/A
EQ/GAMCO Mergers and Acquisitions	0.90%	N/A
EQ/GAMCO Small Company Value	0.78%	N/A
EQ/International Growth	0.85%	N/A
EQ/Janus Large Cap Growth	0.90%	0.12%
EQ/JPMorgan Core Bond	0.44%	N/A
EQ/JPMorgan Value Opportunities	0.60%	0.03%
EQ/Legg Mason Value Equity	0.65%	0.09%
EQ/Long Term Bond	0.43%	N/A
EQ/Lord Abbett Growth and Income	0.65%	0.13%
EQ/Lord Abbett Large Cap Core	0.65%	0.28%
EQ/Lord Abbett Mid Cap Value	0.70%	0.05%
EQ/Marsico Focus	0.85%	0.05%
EQ/MFS Emerging Growth Companies	0.65%	N/A
EQ/MFS Investors Trust	0.60%	0.03%
EQ/Money Market	0.33%	N/A
EQ/Montag & Caldwell Growth	0.75%	N/A
EQ/PIMCO Real Return	0.55%	0.25%
EQ/Short Duration Bond	0.43%	N/A
EQ/Small Cap Value	0.73%	N/A
EQ/Small Company Growth	1.00%	0.09%
EQ/Small Company Index	0.25%	N/A
EQ/TCW Equity	0.80%	0.03%
EQ/UBS Growth and Income	0.75%	0.09%
EQ/Van Kampen Comstock	0.65%	0.06%
EQ/Van Kampen Emerging Markets Equity	1.12%	N/A
EQ/Van Kampen Mid Cap Growth	0.70%	0.10%
EQ/Wells Fargo Montgomery Small Cap	0.85%	0.18%

The following Portfolios have not operated for a full fiscal year. The table below sets forth their annual contractual management fee rate (as a percentage of average daily net assets).

Portfolio	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	1.400%	1.350%	1.325%	1.300%	1.275%
EQ/Davis New York Venture Portfolio	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Franklin Income Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Franklin Small Cap Value Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%

Portfolio	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Mutual Shares Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Oppenheimer Global Portfolio	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/Oppenheimer Main Street Opportunity Portfolio	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Oppenheimer Main Street Small Cap Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Templeton Growth Portfolio	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/Van Kampen Real Estate Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio, except the EQ/Small Cap Value Portfolio and EQ/Small Company Growth Portfolio, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain portfolios), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. For administrative services, the EQ/Small Cap Value and EQ/Small Company Growth Portfolios each pay an administration fee equal to 0.15% of the Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g. portions of the Portfolio allocated to separate Advisers and/or managed in a discrete style). The excluded Portfolios are: EQ/Small Cap Value Portfolio, EQ/Small Company Growth Portfolio, All Asset Allocation Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio. Effective May 28, 2007, the following Portfolios are also excluded: MarketPLUS International Core Portfolio, Mar -

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ketPLUS Mid Cap Value Portfolio, MarketPLUS Large Cap Core Portfolio and MarketPLUS Large Cap Growth Portfolio.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable and the investment advisory agreements with the Advisers is available in the Trust’s Annual Report to Shareholders dated December 31, 2006.

Expense Limitation Agreement

In the interest of limiting until April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a portfolio invests, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) are limited to the following respective expense ratios:

Expense Limitation Provisions

Portfolios	Total Expenses Limited to (% of daily net assets)
EQ/AllianceBernstein International	0.85%
EQ/AllianceBernstein Large Cap Growth	1.05%
EQ/AllianceBernstein Value†	0.95%
EQ/Ariel Appreciation II	1.15%
EQ/AXA Rosenberg Value Long Short Equity	1.99%
EQ/BlackRock Basic Value Equity†	0.95%
EQ/BlackRock International Value†	1.25%
EQ/Boston Advisors Equity Income	1.05%
EQ/Calvert Socially Responsible	1.05%
EQ/Capital Guardian Growth†	0.95%
EQ/Capital Guardian International	1.20%
EQ/Capital Guardian Research	0.95%
EQ/Capital Guardian U.S. Equity	0.95%
EQ/Caywood-Scholl HighYield Bond	1.00%
EQ/Davis New York Venture	1.30%
EQ/Evergreen International Bond	1.15%
EQ/Evergreen Omega†	1.15%
EQ/FI Mid Cap	1.00%
EQ/FI Mid Cap Value†	1.10%
EQ/Franklin Income	1.30%
EQ/Franklin Small Cap Value	1.30%
EQ/GAMCO Mergers and Acquisitions	1.45%
EQ/GAMCO Small Company Value	1.30%
EQ/International Growth	1.55%
EQ/JPMorgan Core Bond†	0.85%
EQ/JPMorgan Value Opportunities†	0.95%
EQ/Janus Large Cap Growth	1.15%
EQ/Legg Mason Value Equity	1.00%

Portfolios	Total Expenses Limited to (% of daily net assets)
EQ/Long Term Bond	1.00%
EQ/Lord Abbett Growth and Income	1.00%
EQ/Lord Abbett Large Cap Core	1.00%
EQ/Lord Abbett Mid Cap Value	1.05%
EQ/Marsico Focus	1.15%
EQ/MFS Investors Trust†	0.95%
EQ/Montag & Caldwell Growth	1.15%
EQ/Mutual Shares	1.30%
EQ/Oppenheimer Global	1.35%
EQ/Oppenheimer Main Street Opportunity	1.30%
EQ/Oppenheimer Main Street Small Cap	1.30%
EQ/PIMCO Real Return	0.90%
EQ/Short Duration Bond	0.85%
EQ/Small Cap Value	1.10%
EQ/Small Company Growth	1.30%
EQ/Small Company Index†	0.85%
EQ/TCW Equity	1.15%
EQ/Templeton Growth	1.35%
EQ/UBS Growth and Income	1.05%
EQ/Van Kampen Comstock	1.00%
EQ/Van Kampen Emerging Markets Equity†	1.80%
EQ/Van Kampen MidCap Growth	1.05%
EQ/Van Kampen Real Estate	1.26%
EQ/Wells Fargo Montgomery Small Cap	1.30%

† Reflects contractual limitations by the Manager to waive and/or bear certain expenses, excluding dividends and interest on securities sold short.

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years (or five years for certain Portfolios, as indicated by a “†” in the above table) of the payment or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

Legal Proceedings Relating to the Advisers

AllianceBernstein L.P.

Material Litigation and Regulatory Matters

All aspects of AllianceBernstein L.P.’s (“AllianceBernstein” and “the firm”) business are subject to various federal and state laws and regulations, and to laws in foreign countries in which AllianceBernstein’s subsidiaries conduct business. Accordingly, from time to time, regulators contact AllianceBernstein seeking information concerning the firm and its business activities. At any given time, AllianceBernstein is also a party to civil lawsuits.

Please see below for details on current material litigation against AllianceBernstein and material regulatory matters involving AllianceBernstein:

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Pending Litigation

1. Mutual Fund Revenue Sharing.  On June 22, 2004, a purported class action complaint styled Aucoin, et al. v. Alliance Capital Management L.P., et al. was filed against the firm and other defendants. This complaint and similar complaints have been consolidated in New York federal district court. In general, the consolidated complaint alleges (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. Plaintiffs seek unspecified actual and punitive damages, asserting claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Investment Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs also seek rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, restitution, and an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments. In October 2005, the Court dismissed the consolidated complaint except for plaintiffs’ claim under Section 36(b). In January 2006, the Court granted Alliance’s motion for reconsideration and dismissed plaintiffs’ Section 36(b) claim as well. On May 31, 2006, the Court denied plaintiffs’ request to file an amended complaint. On July 5, 2006, plaintiffs filed a notice of appeal. On October 4, 2006, the appeal was withdrawn by stipulation, with plaintiffs reserving the right to reinstate it at a later date. The firm believes that the plaintiffs’ allegations are without merit and intends to vigorously defend against them.

2. Market Timing Litigation.  On October 2, 2003, a complaint (Hindo v. Alliance Capital Management L.P., et al.) was filed in federal court in New York alleging that AllianceBernstein and numerous other defendants entered into agreements under which certain parties were permitted to engage in “late trading” and “market timing” transactions in certain firm-sponsored mutual funds in violation of the Securities Act of 1933 (“Securities Act”), the Securities Exchange Act of 1934 (“Exchange Act”) and the Investment Advisers Act of 1940. Hindo further alleges that the prospectuses for certain of these funds were false and misleading. Numerous additional lawsuits making factual allegations generally similar to those in Hindo were later filed in federal and state court, including a lawsuit by the State of West Virginia. In February 2004, all of the pending actions were transferred to the United States District Court for the District of Maryland. In September 2004, plaintiffs filed consolidated amended class action complaints with respect to four types of claim against the firm and other defendants — mutual fund shareholder claims, mutual fund derivative claims, ERISA claims by participants in the firm’s profit sharing plan, and derivative claims brought on behalf of AllianceBernstein Holding L.P. In general terms, these lawsuits allege facts similar to those in the Hindo complaint, and assert claims under the Securities Act and Exchange Act, as well as claims under the Investment Company Act, the Employee Retirement Income Security Act of 1974 and common law. They seek unspecified damages. AllianceBernstein has moved to dismiss the consolidated complaints.

On April 21, 2006, the firm and attorneys for plaintiffs entered into a confidential memorandum of understanding containing their agreement to settle the claims in the mutual fund shareholder, mutual fund derivative and ERISA actions. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. AllianceBernstein and the other defendants in these actions continue to vigorously defend against any remaining and/or unsettled claims.

* * *

At the present time, we are unable to predict the outcome or estimate a possible loss or range of loss in respect of the foregoing matters because of the inherent uncertainty regarding the outcome of complex litigation.

With respect to all significant litigation matters, we conduct a probability assessment of the likelihood of a negative outcome. If the likelihood of a negative outcome is probable, and the amount of the loss can be reasonably estimated, we record an estimated loss for the expected outcome of the litigation as required by Statement of Financial Accounting Standards No. 5 (“SFAS No. 5”), “Accounting for Contingencies”, and Financial Accounting Standards Board (“FASB”) Interpretation No. 14, “Reasonable Estimation of the Amount of a Loss — an interpretation of FASB Statement No. 5”.

If the likelihood of a negative outcome is reasonably possible and we are able to indicate an estimate of the possible loss or range of loss, we disclose that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss because litigation is subject to significant uncertainties, particularly when plaintiffs allege substantial or indeterminate damages, or when the litigation is highly complex or broad in scope.

Pending Regulatory Matters

1. Mutual Fund Trading Matters.  Certain regulatory authorities, including the SEC and the Office of the New York State Attorney General (“NYAG”), are investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares and have requested that the firm provide information to them. Our firm has cooperated and will continue to cooperate with all of these authorities.

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On December 18, 2003, the firm reached terms with the SEC for the resolution of regulatory claims against Alliance Capital Management L.P. with respect to market timing. The SEC Order reflecting the agreement found that the firm maintained relationships with certain investors who were permitted to engage in market timing trades in certain domestic mutual funds sponsored by the firm in return for or in connection with making investments (which were not actively traded) in other firm products, including hedge funds and mutual funds, for which it receives advisory fees (“Market Timing Relationships”). The Order also stated that the SEC determined to accept an Offer of Settlement submitted by Alliance Capital Management L.P. The firm concurrently reached an agreement in principle with the NYAG which was subject to final, definitive documentation. That documentation, titled the Assurance of Discontinuance, is dated September 1, 2004.

Under both the SEC Order and the NYAG agreement, the firm must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, the Agreements characterize $150 million as disgorgement and $100 million as a penalty. The Agreement with the NYAG requires a weighted average reduction in fees of 20% with respect to investment advisory agreements with AllianceBernstein-sponsored U.S. long-term open-end retail mutual funds for a minimum of five years, which commenced January 1, 2004. The terms of the agreements also call for the formation of certain compliance and ethics committees and the election of independent chairman to mutual fund boards, among other things.

On February 10, 2004, we received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (“West Virginia Securities Commission”) (together, the “Information Requests”). We responded to the Information Requests, which sought information concerning market timing, and are cooperating fully with the investigation.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a “Summary Order to Cease and Desist, and Notice of Right to Hearing” addressed to Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. The Summary Order claims that the firms violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. In January 2006, we and several unaffiliated firms filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court, seeking to vacate the Summary Order and for other relief. The court denied the writ and in September 2006 the Supreme Court of Appeals declined our petition for appeal. On September 22, 2006, we filed an answer and motion to dismiss the Summary Order with the Securities Commissioner. We intend to vigorously defend against the allegations in the Summary Order.

2. On September 16, 2005, the SEC issued a Wells notice to the firm claiming that it aided and abetted violations of Section 19(a) of the Investment Company Act of 1940 by the Alliance All-Market Advantage Fund and the Spain Fund. The notice alleged that the funds did not, under Section 19(a), provide the required disclosure of the character of dividend distributions. The funds revised their dividend disclosures in 2004 in response to the SEC’s review of this matter and the firm believes that the disclosures now fully comply with Section 19(a). The firm has reached an agreement in principle with the SEC to resolve this matter, and has recorded a $450,000 earnings charge in connection therewith.

3. On May 24, 2006, the enforcement staff of the National Association of Securities Dealers, Inc. (“NASD”) issued a Wells notice to AllianceBernstein Investments, Inc. (“ABI”), a wholly owned subsidiary of AllianceBernstein. The NASD is considering taking action alleging that ABI failed to comply with NASD Rule 2830 in connection with certain meals, entertainment and investment forums provided by ABI to brokers and other financial intermediaries that distributed AllianceBernstein — sponsored mutual funds during 2001-2003. ABI revised its policies and procedures in 2004 and ABI believes it fully complies with the requirements of NASD Rule 2830.

In addition to the foregoing regulatory investigation matters, please note that between September 2005 and November 2005, the SEC conducted a routine inspection of AllianceBernstein, its affiliated registered investment advisers and the AllianceBernstein fund complex. On January 12, 2006, we received a comment letter from the SEC that noted no material deficiencies.

AllianceBernstein is involved in various other inquiries, administrative proceedings and litigation, some of which allege substantial damages. While any proceeding or litigation has the element of uncertainty, AllianceBernstein believes that the outcome of any one of the other lawsuits or claims that is pending or threatened, or all of them combined, will not have a material adverse effect on AllianceBernstein’s ability to perform under its investment management agreements with clients.

A discussion of material litigation and regulatory matters also is contained in AllianceBernstein’s Form 10-K for the year ended December 31, 2005, and Form 10-Q for the quarter ended September 30, 2006. If you would like additional information concerning any of these matters, or any other matters, please let us know.

Caywood-Scholl Capital Management LLC (“Caywood-Scholl”)

A number of affiliates of Caywood-Scholl have been named as defendants in various lawsuits and regulatory proceedings alleging improper “market timing” and “revenue sharing” arrangements. The “market timing” actions generally allege that the defendants allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the defendants in violation of the funds stated restrictions on “market timing” or that the defendants failed to disclose such alleged arrangements to the funds’ shareholders. The revenue sharing actions generally allege that

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fund assets were inappropriately used to pay brokers to promote the funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders.

Although Caywood-Scholl has never been named as a defendant in any such proceeding, under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against any of the named defendants, they and their affiliates (including Caywood-Scholl) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser for any registered investment company. If a court injunction were issued against an affiliate of Caywood-Scholl in any proceeding, Caywood-School would seek exemptive relief under Section 9(c) with respect to that proceeding, although there is no assurance that such exemptive relief would be granted.

Caywood-Scholl was recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain clients of Caywood-Scholl and Caywood-Scholl itself are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolio. However, Caywood-Scholl believes that these matters are not likely to have a material adverse effect on the Portfolio or on Caywood-Scholl’s ability to perform its investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are material.

Evergreen Investment Management Company LLC (“EIMC”)

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the SEC informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and Evergreen Emerging Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. EIMC has reimbursed two funds for amounts representing what EIMC calculated to be the client’s or portfolio manager’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s or portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of the EQ/Evergreen International Bond Portfolio, EQ/Evergreen Omega Portfolio or on EIMC’s ability to provide services to the Portfolio.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the EQ/Evergreen Omega Portfolio or the EQ/Evergreen International Bond Portfolio, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Portfolio shares, which could increase Portfolio transaction costs or operating expenses, or have other adverse consequences on the Portfolio.

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Franklin, Franklin Mutual, Franklin Advisers and Templeton

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (“Franklin Advisers”) (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved the issues resulting from the SEC’s investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC’s administrative order, pursuant to which Franklin Advisers neither admitted nor denied any of the findings contained therein, Franklin Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC’s approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of that settlement and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the “Judicial Panel”) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the “MDL”). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (“Franklin Distributors”) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Franklin Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Franklin Advisers and Franklin Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Franklin Advisers and Franklin Distributors. The SEC approved the independent distribution consultant’s proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

Janus Capital Management LLC (“Janus Capital”)

In the fall of 2003, the Securities and Exchange Commission (‘‘SEC’’), the Office of the New York State Attorney General (‘‘NYAG’’), the Colorado Attorney General (‘‘COAG’’), and the Colorado Division of Securities (‘‘CDS’’) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland

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(the ‘‘Court’’) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class; (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds; (iii) claims on behalf of participants in the Janus 401(k) plan; (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. (‘‘JCGI’’) on a derivative basis against the Board of Directors of JCGI; and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund (‘‘JIF’’), Janus Aspen Series (‘‘JAS’’), Janus Adviser Series (‘‘JAD’’), Janus Distributors LLC, Enhanced Investment Technologies, LLC (‘‘INTECH’’), Bay Isle Financial LLC (‘‘Bay Isle’’), Perkins, Wolf, McDonnell and Company, LLC (‘‘Perkins’’), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors (actions (i) and (ii) described above), except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). The complaint in the 401(k) plan class action (action (iii) described above) was voluntarily dismissed, but was recently refiled using a new named plaintiff and asserting claims similar to the initial complaint. In August 2006, the refiled complaint was dismissed by the court with prejudice but the plaintiff has now appealed that dismissal decision.

The Auditor of the State of West Virginia, in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including Janus Capital) and is seeking disgorgement and other monetary relief based on similar market timing allegations. The parties are awaiting resolution of certain administrative and procedural matters.

In addition to the ‘‘market timing’’ actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds. The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

In 2001, Janus Capital’s predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings. The U.S. District Court dismissed the plaintiff’s antitrust claims in November 2003, however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a petition for a writ of certiorari with the United States Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the United Stated Supreme Court invited the Solicitor General to file a brief expressing the view of the United Stated, and in November 2006, the Solicitor General filed a brief expressing its view on the matter.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the EQ/Janus Large Cap Growth Portfolio.

MFS Investment Management (“MFS”)

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS’ internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS’ use of fund assets in this manner. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held, or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and dis -

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tributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney’s fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (filed on May 4, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney’s fees and costs. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and the other named defendants continue to defend the various lawsuits.

Pacific Investment Management Company, LLC (“PIMCO”)

Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, and certain employees, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series during specified periods, or as derivative actions.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

Certain funds were recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey.

PIMCO was previously named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision giving permission to file the adversary proceeding and remanded the matter to Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to a fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to a fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation

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and regulatory matters will be updated only if those developments are material.

Wells Capital Management Inc. (“WellsCap”)

WellsCap has been joined as a defendant in a class action lawsuit filed against it and Wells Fargo in connection with an alleged violation of the Investment Company Act. However, Wells Capital Management believes it was erroneously joined in this action and it is working with the plaintiff’s counsel to obtain a dismissal. WellsCap may also from time to time be engaged in legal employment related actions with current and former employees. Based upon reasonable inquiry, WellsCap is informed and believes that none of its officers, employees or directors has been subject to any legal action relating to their employment with WellsCap.

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4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolios. The annual fee equals 0.25% (subject to 0.50% maximum) of each Portfolio’s average daily net assets attributable to Class IB Shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributors may receive payments from certain Advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

EQ Advisors Trust	Fund distribution arrangements	155

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities (e.g. EQ/AllianceBernstein International Portfolio, EQ/International Growth Portfolio, EQ/BlackRock International Value Portfolio, EQ/Capital Guardian International Portfolio and EQ/Oppenheimer Global Portfolio), in securities of small- and mid-capitalization companies (e.g. EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Small Cap Value Portfolio and EQ/Lord Abbett Mid Cap Value Portfolio), or in high-yield securities (e.g. EQ/Caywood-Scholl High Yield Bond Portfolio) tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there

156	Buying and selling shares	EQ Advisors Trust

is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

EQ Advisors Trust	Buying and selling shares	157

6. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities (including exchange-traded funds (“ETFs”) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds other than ETFs held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

158	How portfolio shares are priced	EQ Advisors Trust

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

The EQ/Money Market Portfolio normally declares dividends daily and distributes net investment income and their net realized gains, if any, annually.

Tax Consequences

Each Portfolio is treated as a separate corporation and intends to qualify or continue to qualify to be treated as a regulated investment company for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (Portfolio) level to the extent it passes through its income and gains to its shareholders by making distributions. Although the Trust intends each Portfolio will be operated to have no federal tax liability, if any Portfolio does have federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance and annuity contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance and annuity contract investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

EQ Advisors Trust	Dividends and other distributions and tax consequences	159

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a Portfolio’s shareholders of profits earned from selling securities in that Portfolio. Capital gain distributions are usually paid once a year.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

160	Glossary of Terms	EQ Advisors Trust

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares for each of the Portfolios. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA and Class IB for each of the Portfolios, shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2006 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ Advisors Trust	Financial Highlights	161

Financial Highlights (cont’d)

EQ/AllianceBernstein Common Stock Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$18.09	$17.49	$15.47	$10.49	$15.70

Income (loss) from investment operations:
Net investment income	0.27	0.18	0.21	0.12	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.72	0.61	2.01	5.09	(5.32)

Total from investment operations	1.99	0.79	2.22	5.21	(5.20)

Less distributions:
Dividends from net investment income	(0.28)	(0.19)	(0.20)	(0.23)	(0.01)

Net asset value, end of year	$19.80	$18.09	$17.49	$15.47	$10.49

Total return	11.01%	4.52%	14.40%	49.89%	(33.15)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,114,739	$7,297,020	$7,847,618	$7,472,301	$5,382,662
Ratio of expenses to average net assets:
After fees paid indirectly	0.55%	0.50%	0.43%	0.52%	0.49%
Before fees paid indirectly	0.57%	0.52%	0.52%	0.54%	0.54%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.43%	1.05%	1.23%	0.93%	0.82%
Before fees paid indirectly	1.42%	1.03%	1.14%	0.91%	0.77%
Portfolio turnover rate	35%	38%	47%	92%	136%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$17.99	$17.39	$15.38	$10.40	$15.61

Income (loss) from investment operations:
Net investment income	0.22	0.14	0.15	0.08	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.71	0.60	2.02	5.06	(5.28)

Total from investment operations	1.93	0.74	2.17	5.14	(5.20)

Less distributions:
Dividends from net investment income	(0.23)	(0.14)	(0.16)	(0.16)	(0.01)

Net asset value, end of year	$19.69	$17.99	$17.39	$15.38	$10.40

Total return	10.72%	4.27%	14.12%	49.58%	(33.34)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,364,942	$2,351,936	$2,320,683	$1,884,006	$1,124,684
Ratio of expenses to average net assets:
After fees paid indirectly	0.80%	0.75%	0.68%	0.77%	0.74%
Before fees paid indirectly	0.82%	0.77%	0.77%	0.79%	0.79%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.18%	0.80%	0.98%	0.68%	0.57%
Before fees paid indirectly	1.17%	0.78%	0.89%	0.66%	0.52%
Portfolio turnover rate	35%	38%	47%	92%	136%

162	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Alliancebernstein Growth and Income Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$18.67	$18.42	$16.62	$12.87	$16.56

Income (loss) from investment operations:
Net investment income	0.26	0.24	0.30	0.22	0.22
Net realized and unrealized gain (loss) on investments	3.23	0.83	1.80	3.73	(3.70)

Total from investment operations	3.49	1.07	2.10	3.95	(3.48)

Less distributions:
Dividends from net investment income	(0.28)	(0.24)	(0.30)	(0.20)	(0.21)
Distributions from realized gains	(1.05)	(0.58)	—	—	—

Total dividends and distributions	(1.33)	(0.82)	(0.30)	(0.20)	(0.21)

Net asset value, end of year	$20.83	$18.67	$18.42	$16.62	$12.87

Total return	18.84%	5.80%	12.67%	30.72%	(21.03)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,546,822	$1,449,066	$1,473,864	$1,382,192	$1,126,754
Ratio of expenses to average net assets:
After fees paid indirectly	0.64%	0.58%	0.55%	0.60%	0.60%
Before fees paid indirectly	0.65%	0.61%	0.61%	0.63%	0.64%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.34%	1.27%	1.69%	1.48%	1.38%
Before fees paid indirectly	1.33%	1.24%	1.63%	1.45%	1.34%
Portfolio turnover rate	49%	50%	41%	49%	75%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$18.56	$18.32	$16.52	$12.79	$16.47

Income (loss) from investment operations:
Net investment income	0.21	0.19	0.24	0.15	0.16
Net realized and unrealized gain (loss) on investments	3.20	0.82	1.81	3.74	(3.66)

Total from investment operations	3.41	1.01	2.05	3.89	(3.50)

Less distributions:
Dividends from net investment income	(0.22)	(0.19)	(0.25)	(0.16)	(0.18)
Distributions from realized gains	(1.05)	(0.58)	—	—	—

Total dividends and distributions	(1.27)	(0.77)	(0.25)	(0.16)	(0.18)

Net asset value, end of year	$20.70	$18.56	$18.32	$16.52	$12.79

Total return	18.53%	5.50%	12.45%	30.42%	(21.28)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,648,546	$1,499,927	$1,409,379	$1,124,808	$653,809
Ratio of expenses to average net assets:
After fees paid indirectly	0.89%	0.83%	0.80%	0.85%	0.85%
Before fees paid indirectly	0.90%	0.86%	0.86%	0.88%	0.89%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.09%	1.02%	1.44%	1.23%	1.13%
Before fees paid indirectly	1.08%	0.99%	1.38%	1.20%	1.09%
Portfolio turnover rate	49%	50%	41%	49%	75%

EQ Advisors Trust	Financial Highlights	163

Financial Highlights (cont’d)

EQ/AllianceBernstein Intermediate Government Securities Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003(e)	2002
Net asset value, beginning of year	$9.77	$10.00	$10.11	$10.30	$9.88

Income (loss) from investment operations:
Net investment income	0.40	0.34	0.32	0.26	0.27
Net realized and unrealized gain (loss) on investments	(0.07)	(0.19)	(0.09)	(0.02)	0.60

Total from investment operations	0.33	0.15	0.23	0.24	0.87

Less distributions:
Dividends from net investment income	(0.43)	(0.38)	(0.33)	(0.33)	(0.24)
Distributions from realized gains	—	—	(0.01)	(0.10)	(0.21)

Total dividends and distributions	(0.43)	(0.38)	(0.34)	(0.43)	(0.45)

Net asset value, end of year	$9.67	$9.77	$10.00	$10.11	$10.30

Total return	3.35%	1.51%	2.13%	2.45%	8.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$222,451	$248,266	$296,399	$344,547	$391,662
Ratio of expenses to average net assets	0.61%	0.56%	0.56%	0.57%	0.59%
Ratio of net investment income to average net assets	4.03%	3.42%	2.95%	2.51%	3.20%
Portfolio turnover rate	231%	251%	274%	477%	622%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)	2002
Net asset value, beginning of year	$9.71	$9.94	$10.05	$10.24	$9.83

Income (loss) from investment operations:
Net investment income	0.37	0.32	0.28	0.23	0.21
Net realized and unrealized gain (loss) on investments	(0.06)	(0.20)	(0.08)	(0.02)	0.64

Total from investment operations	0.31	0.12	0.20	0.21	0.85

Less distributions:
Dividends from net investment income	(0.40)	(0.35)	(0.30)	(0.30)	(0.23)
Distributions from realized gains	—	—	(0.01)	(0.10)	(0.21)

Total dividends and distributions	(0.40)	(0.35)	(0.31)	(0.40)	(0.44)

Net asset value, end of year	$9.62	$9.71	$9.94	$10.05	$10.24

Total return	3.07%	1.24%	1.97%	2.10%	8.58%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$486,352	$542,787	$595,497	$630,578	$545,598
Ratio of expenses to average net assets	0.86%	0.81%	0.81%	0.82%	0.84%
Ratio of net investment income to average net assets	3.74%	3.17%	2.70%	2.26%	2.95%
Portfolio turnover rate	231%	251%	274%	477%	622%

164	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/AllianceBernstein International Portfolio(g)(m)

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$12.70	$11.17	$9.62	$7.24	$8.03

Income (loss) from investment operations:
Net investment income	0.19	0.18	0.13	0.11	0.01
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	2.82	1.56	1.64	2.43	(0.80)

Total from investment operations	3.01	1.74	1.77	2.54	(0.79)

Less distributions:
Dividends from net investment income	(0.24)	(0.21)	(0.22)	(0.16)	—
Distributions from realized gains	(1.05)	—	—	—	—

Total dividends and distributions	(1.29)	(0.21)	(0.22)	(0.16)	—

Net asset value, end of year	$14.42	$12.70	$11.17	$9.62	$7.24

Total return	23.80%	15.61%	18.51%	35.28%	(9.84)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,602,552	$1,330,210	$1,212,207	$1,091,319	$876,907
Ratio of expenses to average net assets:
After waivers	0.85%	0.85%	0.85%	0.85%	1.02%
After waivers and fees paid indirectly	0.85%	0.84%	0.83%	0.85%	1.00%
Before waivers and fees paid indirectly	0.88%	0.85%	0.85%	0.87%	1.04%
Ratio of net investment income to average net assets:
After waivers	1.36%	1.60%	1.28%	1.29%	0.60%
After waivers and fees paid indirectly	1.37%	1.61%	1.30%	1.29%	0.62%
Before waivers and fees paid indirectly	1.33%	1.60%	1.28%	1.27%	0.58%
Portfolio turnover rate	70%	67%	60%	59%	47%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	N/A

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$12.53	$11.02	$9.50	$7.13	$7.94

Income (loss) from investment operations:
Net investment income	0.15	0.15	0.10	0.07	0.01
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	2.78	1.53	1.61	2.44	(0.82)

Total from investment operations	2.93	1.68	1.71	2.51	(0.81)

Less distributions:
Dividends from net investment income	(0.19)	(0.17)	(0.19)	(0.14)	—
Distributions from realized gains	(1.05)	—	—	—	—

Total dividends and distributions	(1.24)	(0.17)	(0.19)	(0.14)	—

Net asset value, end of year	$14.22	$12.53	$11.02	$9.50	$7.13

Total return	23.55%	15.33%	18.10%	35.27%	(10.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,342,183	$930,307	$667,930	$488,571	$205,496
Ratio of expenses to average net assets:
After waivers	1.10%	1.10%	1.10%	1.10%	1.27%
After waivers and fees paid indirectly	1.10%	1.09%	1.08%	1.10%	1.25%
Before waivers and fees paid indirectly	1.13%	1.10%	1.10%	1.12%	1.29%
Ratio of net investment income to average net assets:
After waivers	1.10%	1.35%	1.03%	1.04%	0.35%
After waivers and fees paid indirectly	1.10%	1.36%	1.05%	1.04%	0.37%
Before waivers and fees paid indirectly	1.06%	1.35%	1.03%	1.02%	0.33%
Portfolio turnover rate	70%	67%	60%	59%	47%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	N/A

EQ Advisors Trust	Financial Highlights	165

Financial Highlights (cont’d)

EQ/AllianceBernstein Large Cap Growth Portfolio

	Year Ended December 31,
Class IA	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$7.85		$6.81	$6.27	$5.07	$7.35

Income (loss) from investment operations:
Net investment loss	—	#	(0.02)	(0.01)	— #	(0.02)
Net realized and unrealized gain (loss) on investments	(0.03)		1.06	0.55	1.20	(2.26)

Total from investment operations	(0.03)		1.04	0.54	1.20	(2.28)

Net asset value, end of year	$7.82		$7.85	$6.81	$6.27	$5.07

Total return	(0.38)%		15.27%	8.61%	23.67%	(31.02)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$108,447		$294,078	$405,919	$355,205	$21,361
Ratio of expenses to average net assets:
After waivers	0.80%		0.80%	0.85%	0.90%	0.90%
After waivers and fees paid indirectly	0.78%		0.77%	0.79%	0.89%	0.89%
Before waivers and fees paid indirectly	0.98%		0.95%	0.95%	0.95%	0.99%
Ratio of net investment loss to average net assets:
After waivers	(0.07)%		(0.25)%	(0.15)%	(0.10)%	(0.24)%
After waivers and fees paid indirectly	(0.05)%		(0.22)%	(0.09)%	(0.09)%	(0.23)%
Before waivers and fees paid indirectly	(0.25)%		(0.40)%	(0.25)%	(0.15)%	(0.33)%
Portfolio turnover rate	83%		55%	77%	77%	99%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$0.01		$0.01	$0.01	$— #	$0.01

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$7.72		$6.72	$6.20	$5.03	$7.31

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.03)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.02)		1.03	0.54	1.19	(2.25)

Total from investment operations	(0.04)		1.00	0.52	1.17	(2.28)

Net asset value, end of year	$7.68		$7.72	$6.72	$6.20	$5.03

Total return	(0.52)%		14.88%	8.39%	23.26%	(31.19)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$728,698		$801,981	$727,261	$725,650	$580,975
Ratio of expenses to average net assets:
After waivers	1.05%		1.05%	1.10%	1.15%	1.15%
After waivers and fees paid indirectly	1.03%		1.02%	1.04%	1.14%	1.14%
Before waivers and fees paid indirectly	1.23	%(c)	1.20%	1.20%	1.20%	1.24%
Ratio of net investment loss to average net assets:
After waivers	(0.30)%		(0.50)%	(0.40)%	(0.35)%	(0.49)%
After waivers and fees paid indirectly	(0.28)%		(0.47)%	(0.34)%	(0.34)%	(0.48)%
Before waivers and fees paid indirectly	(0.50)%		(0.65)%	(0.50)%	(0.40)%	(0.58)%
Portfolio turnover rate	83%		55%	77%	77%	99%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$0.01		$0.01	$0.01	$— #	$0.01

166	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/AllianceBernstein Quality Bond Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003(e)	2002(e)
Net asset value, beginning of year	$10.02	$10.20	$10.25	$10.17	$9.81

Income (loss) from investment operations:
Net investment income	0.43	0.36	0.26	0.24	0.32
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.02)	(0.12)	0.15	0.12	0.45

Total from investment operations	0.41	0.24	0.41	0.36	0.77

Less distributions:
Dividends from net investment income	(0.43)	(0.39)	(0.27)	(0.15)	(0.28)
Distributions from realized gains	—	(0.03)	(0.19)	(0.13)	(0.13)

Total dividends and distributions	(0.43)	(0.42)	(0.46)	(0.28)	(0.41)

Net asset value, end of year	$10.00	$10.02	$10.20	$10.25	$10.17

Total return	4.06%	2.33%	3.95%	3.83%	7.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,644,924	$1,543,231	$1,627,106	$1,459,282	$341,209
Ratio of expenses to average net assets	0.61%	0.55%	0.56%	0.58%	0.62%
Ratio of net investment income to average net assets	4.25%	3.51%	2.55%	2.35%	3.16%
Portfolio turnover rate	353%	531%	659%	697%	755%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)	2002(e)
Net asset value, beginning of year	$9.96	$10.15	$10.19	$10.12	$9.77

Income (loss) from investment operations:
Net investment income	0.40	0.33	0.23	0.22	0.29
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.01)	(0.13)	0.16	0.11	0.46

Total from investment operations	0.39	0.20	0.39	0.33	0.75

Less distributions:
Dividends from net investment income	(0.40)	(0.36)	(0.24)	(0.13)	(0.27)
Distributions from realized gains	—	(0.03)	(0.19)	(0.13)	(0.13)

Total dividends and distributions	(0.40)	(0.39)	(0.43)	(0.26)	(0.40)

Net asset value, end of year	$9.95	$9.96	$10.15	$10.19	$10.12

Total return	3.79%	1.95%	3.79%	3.56%	7.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$480,846	$465,584	$424,156	$367,273	$189,680
Ratio of expenses to average net assets	0.86%	0.80%	0.81%	0.83%	0.87%
Ratio of net investment income to average net assets	4.00%	3.26%	2.30%	2.10%	2.91%
Portfolio turnover rate	353%	531%	659%	697%	755%

EQ Advisors Trust	Financial Highlights	167

Financial Highlights (cont’d)

EQ/AllianceBernstein Small Cap Growth Portfolio(j)

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$16.28	$14.57	$12.75	$9.02	$12.90

Income (loss) from investment operations:
Net investment loss	(0.09)	(0.06)	(0.06)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	1.60	1.77	1.88	3.75	(3.82)

Total from investment operations	1.51	1.71	1.82	3.73	(3.88)

Less distributions:
Distributions from realized gains	(1.42)	—	—	—	—

Net asset value, end of year	$16.37	$16.28	$14.57	$12.75	$9.02

Total return	9.28%	11.74%	14.27%	41.35%	(30.08)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$509,593	$507,858	$493,124	$451,408	$317,679
Ratio of expenses to average net assets:
After fees paid indirectly	0.83%	0.76%	0.73%	0.78%	0.81%
Before fees paid indirectly	0.84%	0.80%	0.81%	0.82%	0.83%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.51)%	(0.39)%	(0.48)%	(0.21)%	(0.55)%
Before fees paid indirectly	(0.52)%	(0.43)%	(0.56)%	(0.25)%	(0.57)%
Portfolio turnover rate	74%	103%	81%	114%	110%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$15.93	$14.29	$12.54	$8.90	$12.75

Income (loss) from investment operations:
Net investment loss	(0.13)	(0.09)	(0.09)	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	1.57	1.73	1.84	3.68	(3.77)

Total from investment operations	1.44	1.64	1.75	3.64	(3.85)

Less distributions:
Distributions from realized gains	(1.42)	—	—	—	—

Net asset value, end of year	$15.95	$15.93	$14.29	$12.54	$8.90

Total return	8.98%	11.55%	13.96%	40.90%	(30.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$720,886	$692,269	$639,666	$552,216	$308,406
Ratio of expenses to average net assets:
After fees paid indirectly	1.08%	1.01%	0.98%	1.03%	1.06%
Before fees paid indirectly	1.09%	1.05%	1.06%	1.07%	1.08%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.76)%	(0.64)%	(0.73)%	(0.46)%	(0.80)%
Before fees paid indirectly	(0.77)%	(0.68)%	(0.81)%	(0.50)%	(0.82)%
Portfolio turnover rate	74%	103%	81%	114%	110%

168	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/AllianceBernstein Value Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$14.51	$14.21	$12.77	$10.03	$11.77

Income (loss) from investment operations:
Net investment income	0.30	0.26	0.20	0.18	0.18
Net realized and unrealized gain (loss) on investments	2.83	0.55	1.55	2.73	(1.76)

Total from investment operations	3.13	0.81	1.75	2.91	(1.58)

Less distributions:
Dividends from net investment income	(0.30)	(0.21)	(0.22)	(0.17)	(0.16)
Distributions from realized gains	(0.95)	(0.30)	(0.09)	—	—

Total dividends and distributions	(1.25)	(0.51)	(0.31)	(0.17)	(0.16)

Net asset value, end of year	$16.39	$14.51	$14.21	$12.77	$10.03

Total return	21.70%	5.68%	13.74%	29.07%	(13.42)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,531,086	$1,329,984	$49,292	$32,274	$21,214
Ratio of expenses to average net assets:
After waivers	0.70%	0.66%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly	0.69%	0.59%	0.70%	0.70%	0.69%
Before waivers and fees paid indirectly	0.70%	0.66%	0.70%	0.70%	0.73%
Ratio of net investment income to average net assets:
After waivers	1.92%	1.74%	1.74%	1.82%	1.77%
After waivers and fees paid indirectly	1.93%	1.81%	1.74%	1.82%	1.78%
Before waivers and fees paid indirectly	1.92%	1.74%	1.74%	1.82%	1.75%
Portfolio turnover rate	28%	16%	28%	21%	13%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$14.50	$14.20	$12.76	$10.03	$11.77

Income (loss) from investment operations:
Net investment income	0.26	0.22	0.18	0.15	0.14
Net realized and unrealized gain (loss) on investments	2.83	0.55	1.53	2.73	(1.74)

Total from investment operations	3.09	0.77	1.71	2.88	(1.60)

Less distributions:
Dividends from net investment income	(0.26)	(0.17)	(0.18)	(0.15)	(0.14)
Distributions from realized gains	(0.95)	(0.30)	(0.09)	—	—

Total dividends and distributions	(1.21)	(0.47)	(0.27)	(0.15)	(0.14)

Net asset value, end of year	$16.38	$14.50	$14.20	$12.76	$10.03

Total return	21.41%	5.42%	13.46%	28.73%	(13.61)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,844,395	$2,219,168	$2,006,001	$1,508,256	$800,212
Ratio of expenses to average net assets:
After waivers	0.95%	0.91%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%	0.84%	0.95%	0.95%	0.94%
Before waivers and fees paid indirectly	0.95%	0.91%	0.95%	0.95%	0.98%
Ratio of net investment income to average net assets:
After waivers	1.67%	1.49%	1.49%	1.57%	1.52%
After waivers and fees paid indirectly	1.68%	1.56%	1.49%	1.57%	1.53%
Before waivers and fees paid indirectly	1.67%	1.49%	1.49%	1.57%	1.50%
Portfolio turnover rate	28%	16%	28%	21%	13%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #

EQ Advisors Trust	Financial Highlights	169

Financial Highlights (cont’d)

EQ/Ariel Appreciation II Portfolio

Class IA	Year Ended December 31, 2006(e)		October 3, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.16		$10.00

Income (loss) from investment operations:
Net investment income	0.09		0.04
Net realized and unrealized gain on investments	1.07		0.17

Total from investment operations	1.16		0.21

Less distributions:
Dividends from net investment income	(0.08)		(0.05)
Distributions from realized gains	(0.04)		—

Total dividends and distributions	(0.12)		(0.05)

Net asset value, end of period	$11.20		$10.16

Total return (b)	11.43%		2.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$114		$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%		0.89%
After waivers and reimbursements, and fees paid indirectly (a)	0.76	%(c)	7.68%
Before waivers and reimbursements, and fees paid indirectly (a)	1.23	%(c)	7.68%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.70%		1.55%
After waivers and reimbursements, and fees paid indirectly (a)	0.82%		1.55%
Before waivers and reimbursements, and fees paid indirectly (a)	0.32%		(5.24)%
Portfolio turnover rate	34%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04		$0.17

Class IB	Year Ended December 31, 2006(e)		October 3, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.18		$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.03
Net realized and unrealized gain on investments	1.06		0.17

Total from investment operations	1.13		0.20

Less distributions:
Dividends from net investment income	(0.05)		(0.02)
Distributions from realized gains	(0.04)		—

Total dividends and distributions	(0.09)		(0.02)

Net asset value, end of period	$11.22		$10.18

Total return (b)	11.24%		1.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,514		$9,074
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%		1.14%
After waivers and reimbursements, and fees paid indirectly (a)	1.01%		7.93%
Before waivers and reimbursements, and fees paid indirectly (a)	1.48%		7.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.53%		1.30%
After waivers and reimbursements, and fees paid indirectly (a)	0.66%		1.30%
Before waivers and reimbursements, and fees paid indirectly (a)	0.19%		(5.49)%
Portfolio turnover rate	34%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.03		$0.17

170	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Boston Advisors Equity Income Portfolio(n)

			Year Ended December 31,		December 13, 2004* to December 31, 2004(e)
Class IA			2006(e)	2005(e)
Net asset value, beginning of period			$6.35	$6.06	$5.99

Income from investment operations:
Net investment income			0.14	0.12	0.01
Net realized and unrealized gain on investments and foreign currency transactions			0.88	0.27	0.15

Total from investment operations			1.02	0.39	0.16

Less distributions:
Dividends from net investment income			(0.14)	(0.10)	(0.09)
Distributions from realized gains			(0.32)	—	—

Total dividends and distributions			(0.46)	(0.10)	(0.09)

Net asset value, end of period			$6.91	$6.35	$6.06

Total return (b)			16.17%	6.47%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)			$104,746	$109,196	$117,151
Ratio of expenses to average net assets:
After waivers (a)			0.80%	0.80%	0.80	%(c)
After waivers and fees paid indirectly (a)			0.80%	0.79%	0.80	%(c)
Before waivers and fees paid indirectly (a)			0.87%	0.83%	0.89	%(c)
Ratio of net investment income to average net assets:
After waivers (a)			2.09%	1.90%	1.85	%(c)
After waivers and fees paid indirectly (a)			2.09%	1.91%	1.85	%(c)
Before waivers and fees paid indirectly (a)			2.02%	1.87%	1.76	%(c)
Portfolio turnover rate			84%	92%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income			$— #	$— #	$—	#

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004(e)	2003(e)	2002(e)
Net asset value, beginning of year	$6.36	$6.07	$5.27	$4.22	$5.02

Income (loss) from investment operations:
Net investment income	0.12	0.10	0.09	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.89	0.28	0.85	1.04	(0.81)

Total from investment operations	1.01	0.38	0.94	1.12	(0.74)

Less distributions:
Dividends from net investment income	(0.12)	(0.09)	(0.14)	(0.07)	(0.06)
Distributions from realized gains	(0.32)	—	—	—	—

Total dividends and distributions	(0.44)	(0.09)	(0.14)	(0.07)	(0.06)

Net asset value, end of year	$6.93	$6.36	$6.07	$5.27	$4.22

Total return	16.01%	6.19%	17.88%	26.65%	(14.76)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$344,728	$260,079	$92,294	$48,094	$37,716
Ratio of expenses to average net assets:
After waivers	1.05%	1.05%	1.05%	1.05%	0.90%
After waivers and fees paid indirectly	1.05%	1.04%	1.05%	N/A	N/A
Before waivers and fees paid indirectly	1.12%	1.08%	1.21%	1.06%	0.90%
Ratio of net investment income to average net assets:
After waivers	1.84%	1.65%	1.60%	1.70%	1.44%
After waivers and fees paid indirectly	1.84%	1.66%	1.60%	N/A	N/A
Before waivers and fees paid indirectly	1.77%	1.62%	1.44%	1.69%	1.44%
Portfolio turnover rate	84%	92%	55%	103%	35%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$0.01	$ **	$	**

EQ Advisors Trust	Financial Highlights	171

Financial Highlights (cont’d)

EQ/Calvert Socially Responsible Portfolio(o)

	Year Ended December 31,					October 2, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$8.26		$7.84	$7.55	$5.88	$5.64

Income (loss) from investment operations:
Net investment income (loss)	0.03		— #	— #	(0.01)	— #
Net realized and unrealized gain on investments and foreign currency transactions	0.42		0.70	0.29	1.68	0.24

Total from investment operations	0.45		0.70	0.29	1.67	0.24

Less distributions:
Distributions from realized gains	(0.09)		(0.28)	—	—	—

Net asset value, end of period	$8.62		$8.26	$7.84	$7.55	$5.88

Total return (b)	5.50%		8.92%	3.84%	28.40%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,005		$74	$68	$65	$51
Ratio of expenses to average net assets:
After waivers (a)	0.80%		0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.80%		0.78%	0.75%	0.75%	0.70%
Before waivers and fees paid indirectly (a)	0.87%		0.84%	0.94%	1.20%	1.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.34%		(0.02)%	— %‡‡	(0.20)%	(0.13)%
After waivers and fees paid indirectly (a)	0.34%		— %‡‡	0.05%	(0.15)%	(0.03)%
Before waivers and fees paid indirectly (a)	0.27%		(0.06)%	(0.14)%	(0.60)%	(1.15)%
Portfolio turnover rate	61%		114%	38%	54%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$— #	$0.01	$0.03	$0.02

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$8.19		$7.79	$7.52	$5.88	$7.99

Income (loss) from investment operations:
Net investment loss	—	#	(0.02)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	0.43		0.70	0.28	1.66	(2.10)

Total from investment operations	0.43		0.68	0.27	1.64	(2.11)

Less distributions:
Distributions from realized gains	(0.09)		(0.28)	—	—	—

Net asset value, end of year	$8.53		$8.19	$7.79	$7.52	$5.88

Total return	5.30%		8.72%	3.59%	27.89%	(26.41)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$79,100		$72,411	$47,244	$33,711	$11,064
Ratio of expenses to average net assets:
After waivers	1.05%		1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly	1.05%		1.03%	1.00%	1.00%	0.95%
Before waivers and fees paid indirectly	1.12	%(c)	1.09%	1.19%	1.45%	2.07%
Ratio of net investment loss to average net assets:
After waivers	(0.01)%		(0.27)%	(0.25)%	(0.45)%	(0.38)%
After waivers and fees paid indirectly	(0.01)%		(0.25)%	(0.20)%	(0.40)%	(0.28)%
Before waivers and fees paid indirectly	(0.06)%		(0.31)%	(0.39)%	(0.85)%	(1.40)%
Portfolio turnover rate	61%		114%	38%	54%	130%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	#	$— #	$0.01	$0.02	$0.04

172	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian Growth Portfolio

					October 2, 2002* to December 31, 2002
	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003
Net asset value, beginning of period	$13.07	$12.43	$11.84	$9.56	$9.28

Income from investment operations:
Net investment income	0.03	0.02	0.12	0.04	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.97	0.65	0.57	2.28	0.31

Total from investment operations	1.00	0.67	0.69	2.32	0.32

Less distributions:
Dividends from net investment income	(0.06)	(0.03)	(0.10)	(0.04)	(0.04)

Net asset value, end of period	$14.01	$13.07	$12.43	$11.84	$9.56

Total return (b)	7.63%	5.38%	5.81%	24.27%	3.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$139	$131	$126	$117	$51
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%	0.42%	0.68%	0.67%
Before waivers and fees paid indirectly (a)	0.78%	0.74%	0.74%	0.78%	0.77%
Ratio of net investment income to average net assets:
After waivers (a)	0.24%	0.17%	0.71%	0.35%	0.33%
After waivers and fees paid indirectly (a)	0.25%	0.18%	0.99%	0.37%	0.36%
Before waivers and fees paid indirectly (a)	0.17%	0.13%	0.67%	0.27%	0.26%
Portfolio turnover rate	33%	49%	133%	62%	147%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$— #	$— #	$0.01	$— #

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$13.06	$12.46	$11.87	$9.58	$13.03

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.01)	0.09	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.97	0.64	0.56	2.29	(3.45)

Total from investment operations	0.97	0.63	0.65	2.30	(3.44)

Less distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.06)	(0.01)	(0.01)

Net asset value, end of year	$14.01	$13.06	$12.46	$11.87	$9.58

Total return	7.44%	5.04%	5.53%	24.05%	(26.39)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$402,219	$297,416	$254,282	$263,715	$199,462
Ratio of expenses to average net assets:
After waivers	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%	0.94%	0.67%	0.93%	0.92%
Before waivers and fees paid indirectly	1.03%	0.99%	0.99%	1.03%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.01)%	(0.08)%	0.46%	0.10%	0.08%
After waivers and fees paid indirectly	— ‡‡%	(0.07)%	0.74%	0.12%	0.11%
Before waivers and fees paid indirectly	(0.09)%	(0.12)%	0.42%	0.02%	0.01%
Portfolio turnover rate	33%	49%	133%	62%	147%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$— #	$— #	$0.01	$0.01

EQ Advisors Trust	Financial Highlights	173

Financial Highlights (cont’d)

EQ/Capital Guardian International Portfolio

	Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$12.47		$10.80	$9.64	$7.35	$8.77

Income (loss) from investment operations:
Net investment income	0.15		0.15	0.09	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.26		1.73	1.24	2.34	(1.35)

Total from investment operations	2.41		1.88	1.33	2.41	(1.30)

Less distributions:
Dividends from net investment income	(0.19)		(0.20)	(0.17)	(0.12)	(0.12)
Distributions from realized gains	(0.80)		(0.01)	—	—	—

Total dividends and distributions	(0.99)		(0.21)	(0.17)	(0.12)	(0.12)

Net asset value, end of period	$13.89		$12.47	$10.80	$9.64	$7.35

Total return (b)	19.57%		17.43%	13.86%	33.05%	(14.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$430,037		$119,304	$74,741	$320	$84
Ratio of expenses to average net assets:
After waivers (a)	0.95%		0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.95%		0.93%	0.92%	0.93%	0.92%
Before waivers and fees paid indirectly (a)	1.01%		1.00%	1.02%	1.06%	1.14%
Ratio of net investment income to average net assets:
After waivers (a)	1.08%		1.32%	0.98%	0.90%	0.76%
After waivers and fees paid indirectly (a)	1.08%		1.34%	1.01%	0.92%	0.79%
Before waivers and fees paid indirectly (a)	1.02%		1.27%	0.91%	0.79%	0.57%
Portfolio turnover rate	25%		24%	19%	12%	23%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.01	$0.01	$0.01	$0.01

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of period	$12.48		$10.81	$9.64	$7.35	$8.77

Income (loss) from investment operations:
Net investment income	0.14		0.12	0.08	0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.24		1.73	1.23	2.34	(1.37)

Total from investment operations	2.38		1.85	1.31	2.39	(1.31)

Less distributions:
Dividends from net investment income	(0.16)		(0.17)	(0.14)	(0.10)	(0.11)
Distributions from realized gains	(0.80)		(0.01)	—	—	—

Total dividends and distributions	(0.96)		(0.18)	(0.14)	(0.10)	(0.11)

Net asset value, end of period	$13.90		$12.48	$10.81	$9.64	$7.35

Total return	19.25%		17.12%	13.68%	32.54%	(15.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,117,308		$828,324	$609,846	$357,162	$125,521
Ratio of expenses to average net assets:
After waivers	1.20%		1.20%	1.20%	1.20%	1.20%
After waivers and fees paid indirectly	1.20%		1.18%	1.17%	1.18%	1.17%
Before waivers and fees paid indirectly	1.26	%(c)	1.25%	1.27%	1.31%	1.39%
Ratio of net investment income to average net assets:
After waivers	1.03%		1.07%	0.73%	0.65%	0.51%
After waivers and fees paid indirectly	1.04%		1.09%	0.76%	0.67%	0.54%
Before waivers and fees paid indirectly	0.98%		1.02%	0.66%	0.54%	0.32%
Portfolio turnover rate	25%		24%	19%	12%	23%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.01	$0.01	$0.01	$0.01

174	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian Research Portfolio(h)(p)

	Year Ended December 31,				March 25, 2002* to December 31, 2002
Class IA	2006(e)	2005(e)	2004(e)	2003
Net asset value, beginning of period	$12.50	$11.86	$10.75	$8.22	$10.84

Income (loss) from investment operations:
Net investment income	0.11	0.09	0.10	0.05	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.44	0.65	1.11	2.54	(2.71)

Total from investment operations	1.55	0.74	1.21	2.59	(2.60)

Less distributions:
Dividends from net investment income	(0.11)	(0.10)	(0.10)	(0.06)	(0.02)

Net asset value, end of period	$13.94	$12.50	$11.86	$10.75	$8.22

Total return (b)	12.32%	6.32%	11.28%	31.55%	(23.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,494	$3,981	$523	$210	$82
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%	0.65%	0.68%	0.18%
Before waivers and fees paid indirectly (a)	0.75%	0.70%	0.70%	0.72%	0.81%
Ratio of net investment income to average net assets:
After waivers (a)	0.81%	0.72%	0.82%	0.63%	0.75%
After waivers and fees paid indirectly (a)	0.82%	0.73%	0.87%	0.65%	1.27%
Before waivers and fees paid indirectly (a)	0.76%	0.72%	0.82%	0.61%	0.64%
Portfolio turnover rate	28%	30%	20%	24%	222%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$— #	$— #	$— #	$0.01

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004(e)	2003	2002
Net asset value, beginning of year	$12.51	$11.86	$10.76	$8.22	$10.93

Income (loss) from investment operations:
Net investment income	0.07	0.06	0.07	0.03	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.45	0.66	1.10	2.55	(2.73)

Total from investment operations	1.52	0.72	1.17	2.58	(2.69)

Less distributions:
Dividends from net investment income	(0.08)	(0.07)	(0.07)	(0.04)	(0.02)

Net asset value, end of year	$13.95	$12.51	$11.86	$10.76	$8.22

Total return	12.12%	6.05%	10.89%	31.41%	(24.62)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,060,928	$1,025,615	$1,028,221	$877,404	$563,396
Ratio of expenses to average net assets:
After waivers	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%	0.94%	0.90%	0.93%	0.43%
Before waivers and fees paid indirectly	1.00%	0.95%	0.95%	0.97%	1.06%
Ratio of net investment income to average net assets:
After waivers	0.56%	0.47%	0.57%	0.38%	0.50%
After waivers and fees paid indirectly	0.57%	0.48%	0.62%	0.40%	1.02%
Before waivers and fees paid indirectly	0.51%	0.47%	0.57%	0.36%	0.39%
Portfolio turnover rate	28%	30%	20%	24%	222%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$— #	$— #	$— #

EQ Advisors Trust	Financial Highlights	175

Financial Highlights (cont’d)

EQ/Capital Guardian U.S. Equity Portfolio(k)

	Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$11.53		$11.50	$10.57	$7.77	$10.12

Income (loss) from investment operations:
Net investment income	0.11		0.08	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.07		0.63	0.95	2.82	(2.35)

Total from investment operations	1.18		0.71	1.01	2.85	(2.30)

Less distributions:
Dividends from net investment income	(0.11)		(0.09)	(0.08)	(0.05)	(0.05)
Distributions from realized gains	(0.81)		(0.59)	—	—	—

Total dividends and distributions	(0.92)		(0.68)	(0.08)	(0.05)	(0.05)

Net asset value, end of period	$11.79		$11.53	$11.50	$10.57	$7.77

Total return (b)	10.26%		6.24%	9.58%	36.72%	(22.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,943		$7,222	$4,152	$1,359	$93
Ratio of expenses to average net assets:
After waivers (a)	0.70%		0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%		0.69%	0.68%	0.68%	0.66%
Before waivers and fees paid indirectly (a)	0.75%		0.70%	0.70%	0.72%	0.77%
Ratio of net investment income to average net assets:
After waivers (a)	0.90%		0.70%	0.74%	0.60%	0.68%
After waivers and fees paid indirectly (a)	0.90%		0.71%	0.76%	0.62%	0.72%
Before waivers and fees paid indirectly (a)	0.85%		0.70%	0.74%	0.58%	0.61%
Portfolio turnover rate	30%		31%	19%	15%	30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$—	$— #	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$11.53		$11.50	$10.57	$7.77	$10.22

Income (loss) from investment operations:
Net investment income	0.08		0.05	0.05	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.07		0.63	0.93	2.81	(2.45)

Total from investment operations	1.15		0.68	0.98	2.83	(2.42)

Less distributions:
Dividends from net investment income	(0.08)		(0.06)	(0.05)	(0.03)	(0.03)
Distributions from realized gains	(0.81)		(0.59)	—	—	—

Total dividends and distributions	(0.89)		(0.65)	(0.05)	(0.03)	(0.03)

Net asset value, end of year	$11.79		$11.53	$11.50	$10.57	$7.77

Total return	9.98%		5.97%	9.30%	36.38%	(23.68)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,228,903		$1,137,003	$1,040,979	$752,983	$273,334
Ratio of expenses to average net assets:
After waivers	0.95%		0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%		0.94%	0.93%	0.93%	0.91%
Before waivers and fees paid indirectly	1.00	%(c)	0.95%	0.95%	0.97%	1.02%
Ratio of net investment income to average net assets:
After waivers	0.65%		0.45%	0.49%	0.35%	0.43%
After waivers and fees paid indirectly	0.65%		0.46%	0.51%	0.37%	0.47%
Before waivers and fees paid indirectly	0.60%		0.45%	0.49%	0.33%	0.36%
Portfolio turnover rate	30%		31%	19%	15%	30%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01		$—	$— #	$— #	$— #

176	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Caywood-Scholl High Yield Bond Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)		2002(e)
Net asset value, beginning of year	$4.56	$4.70	$4.82		$4.04		$4.34

Income (loss) from investment operations:
Net investment income	0.32	0.32	0.35		0.33		0.36
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(0.19)	0.10		0.54		(0.30)

Total from investment operations	0.36	0.13	0.45		0.87		0.06

Less distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.57)		(0.09)		(0.36)

Net asset value, end of year	$4.65	$4.56	$4.70		$4.82		$4.04

Total return (b)	7.95%	2.72%	9.70%		22.64%		1.51%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$192,056	$115,154	$86,676		$90,014		$77,130
Ratio of expenses to average net assets:
After waivers	0.96%	0.85%	0.85%		0.79%		0.79%
After waivers and fees paid indirectly	0.96%	0.85%	N/A		N/A		N/A
Before waivers and fees paid indirectly	1.00%	1.01%	0.97%		0.79%		0.79%
Ratio of net investment income to average net assets:
After waivers	6.76%	6.75%	6.61%		7.53%		8.61%
After waivers and fees paid indirectly	6.76%	6.75%	N/A		N/A		N/A
Before waivers and fees paid indirectly	6.72%	6.59%	6.49%		7.53%		8.61%
Portfolio turnover rate	51%	50%	66%		60%		81%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$0.01	$0.01	$	**	$	**

EQ Advisors Trust	Financial Highlights	177

Financial Highlights (cont’d)

EQ/Davis New York Venture Portfolio

Class IA	August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain on investments	0.76

Total from investment operations	0.83

Less distributions:
Dividends from net investment income	(0.03)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.03)

Net asset value, end of period	$10.80

Total return (b)	8.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,681
Ratio of expenses to average net assets:
After waivers (a)	1.05%
After waivers and fees paid indirectly (a)	1.02%
Before waivers and fees paid indirectly (a)	1.59	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	1.83%
After waivers and fees paid indirectly (a)	1.86%
Before waivers and fees paid indirectly (a)	0.28%
Portfolio turnover rate	0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05

Class IB	August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain on investments	0.78

Total from investment operations	0.82

Less distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.02)

Net asset value, end of period	$10.80

Total return (b)	8.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,531
Ratio of expenses to average net assets:
After waivers (a)	1.30%
After waivers and fees paid indirectly (a)	1.27%
Before waivers and fees paid indirectly (a)	1.84	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.96%
After waivers and fees paid indirectly (a)	1.00%
Before waivers and fees paid indirectly (a)	0.49%
Portfolio turnover rate	0	%‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02

178	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Equity 500 Index Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$23.52	$23.24	$21.38	$16.92	$22.05

Income (loss) from investment operations:
Net investment income	0.39	0.37	0.39	0.28	0.26
Net realized and unrealized gain (loss) on investments	3.22	0.72	1.85	4.47	(5.15)

Total from investment operations	3.61	1.09	2.24	4.75	(4.89)

Less distributions:
Dividends from net investment income	(0.41)	(0.38)	(0.38)	(0.29)	(0.22)
Distributions from realized gains	(0.80)	(0.43)	—	—	(0.02)

Total dividends and distributions	(1.21)	(0.81)	(0.38)	(0.29)	(0.24)

Net asset value, end of year	$25.92	$23.52	$23.24	$21.38	$16.92

Total return	15.37%	4.68%	10.50%	28.14%	(22.19)%

Ratios/Supplemental Data:
Net assets, end of year (000’s).	$1,615,477	$1,560,845	$1,633,378	$1,560,563	$1,256,522
Ratio of expenses to average net assets	0.35%	0.30%	0.30%	0.31%	0.32%
Ratio of net investment income to average net assets	1.58%	1.57%	1.75%	1.48%	1.30%
Portfolio turnover rate	4%	7%	1%	— ‡%	8%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$23.41	$23.13	$21.28	$16.84	$21.95

Income (loss) from investment operations:
Net investment income	0.33	0.31	0.31	0.19	0.18
Net realized and unrealized gain (loss) on investments	3.19	0.72	1.86	4.49	(5.09)

Total from investment operations	3.52	1.03	2.17	4.68	(4.91)

Less distributions:
Dividends from net investment income	(0.34)	(0.32)	(0.32)	(0.24)	(0.18)
Distributions from realized gains	(0.80)	(0.43)	—	—	(0.02)

Total dividends and distributions	(1.14)	(0.75)	(0.32)	(0.24)	(0.20)

Net asset value, end of year	$25.79	$23.41	$23.13	$21.28	$16.84

Total return	15.06%	4.42%	10.21%	27.83%	(22.39)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,142,776	$2,018,231	$1,951,348	$1,589,054	$860,185
Ratio of expenses to average net assets	0.60%	0.55%	0.55%	0.56%	0.57%
Ratio of net investment income to average net assets	1.33%	1.32%	1.50%	1.23%	1.05%
Portfolio turnover rate	4%	7%	1%	— ‡%	8%

EQ Advisors Trust	Financial Highlights	179

Financial Highlights (cont’d)

EQ/Evergreen International Bond Portfolio

Class IA	Year Ended December 31, 2006(e)	October 3, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$9.77	$10.00

Income (loss) from investment operations:
Net investment income	0.36	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	— #	(0.28)

Total from investment operations	0.36	(0.23)

Less distributions:
Dividends from net investment income	(0.03)	—
Distributions from realized gains	(0.02)	—

Total dividends and distributions	(0.05)	—

Net asset value, end of period	$10.08	$9.77

Total return (b)	3.70%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$272,209	$98
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	0.90%
Before waivers and reimbursements (a)	0.90%	6.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.67%	2.11%
Before waivers and reimbursements (a)	3.67%	(3.97)%
Portfolio turnover rate	74%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$0.15

Class IB	Year Ended December 31, 2006(e)	October 3, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$9.77	$10.00

Income (loss) from investment operations:
Net investment income.	0.33	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions.	0.01	(0.27)

Total from investment operations	0.34	(0.23)

Less distributions:
Dividends from net investment income	(0.01)	—
Distributions from realized gains	(0.02)	—

Total dividends and distributions	(0.03)	—

Net asset value, end of period	$10.08	$9.77

Total return (b)	3.44%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96,604	$11,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%	1.15%
Before waivers and reimbursements (a)	1.15%	7.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.29%	1.86%
Before waivers and reimbursements (a)	3.29%	(4.22)%
Portfolio turnover rate	74%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$0.15

180	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Evergreen Omega Portfolio

	Year Ended December 31,				October 2, 2002* to December 31, 2002
Class IA	2006(e)	2005(e)	2004	2003
Net asset value, beginning of period	$9.08	$8.98	$8.41	$6.08	$5.98

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01	0.05	— #	0.01
Net realized and unrealized gain on investments	0.54	0.36	0.57	2.33	0.09

Total from investment operations	0.55	0.37	0.62	2.33	0.10

Less distributions:
Dividends from net investment income	—	— #	(0.05)	—	—
Distributions from realized gains	(0.95)	(0.27)	—	—	—

Total dividends and distributions	(0.95)	(0.27)	(0.05)	—	—

Net asset value, end of period.	$8.68	$9.08	$8.98	$8.41	$6.08

Total return (b)	6.07%	4.22%	7.35%	38.55%	1.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$164	$186	$89	$75	$50
Ratio of expenses to average net assets:
After waivers (a)	0.83%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.77%	0.50%	0.32%	0.59%	0.51%
Before waivers and fees paid indirectly (a)	0.83%	0.75%	0.76%	0.90%	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.10%	(0.03)%	0.27%	(0.19)%	(0.04)%
After waivers and fees paid indirectly (a)	0.16%	0.17%	0.65%	(0.08)%	0.15%
Before waivers and fees paid indirectly (a)	0.10%	(0.08)%	0.21%	(0.39)%	(0.64)%
Portfolio turnover rate	126%	131%	160%	161%	177%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$— #	$— #	$0.01	$0.01

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$9.03	$8.95	$8.39	$6.07	$7.99

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	0.03	(0.01)	— #
Net realized and unrealized gain (loss) on investments.	0.54	0.36	0.55	2.33	(1.92)

Total from investment operations	0.53	0.35	0.58	2.32	(1.92)

Less distributions:
Dividends from net investment income	—	— #	(0.02)	—	—
Distributions from realized gains	(0.95)	(0.27)	—	—	—

Total dividends and distributions	(0.95)	(0.27)	(0.02)	—	—

Net asset value, end of year	$8.61	$9.03	$8.95	$8.39	$6.07

Total return	5.89%	4.01%	6.97%	38.22%	(24.03)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$184,008	$194,341	$193,160	$109,660	$25,146
Ratio of expenses to average net assets:
After waivers	1.08%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	1.02%	0.75%	0.57%	0.84%	0.76%
Before waivers and fees paid indirectly	1.08%	1.00%	1.01%	1.15%	1.54%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.15)%	(0.28)%	0.02%	(0.44)%	(0.29)%
After waivers and fees paid indirectly	(0.09)%	(0.08)%	0.40%	(0.33)%	(0.10)%
Before waivers and fees paid indirectly	(0.15)%	(0.33)%	(0.04)%	(0.64)%	(0.89)%
Portfolio turnover rate	126%	131%	160%	161%	177%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$—	$— #	$0.01	$0.01	$0.03

EQ Advisors Trust	Financial Highlights	181

Financial Highlights (cont’d)

EQ/FI Mid Cap Portfolio

	Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$10.35		$11.13	$10.20	$7.08	$8.57

Income (loss) from investment operations:
Net investment income.	0.02		0.02	0.05	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.16		0.69	1.59	3.11	(1.50)

Total from investment operations	1.18		0.71	1.64	3.12	(1.49)

Less distributions:
Dividends from net investment income	(0.03)		—	(0.07)	—	— #
Distributions from realized gains	(0.75)		(1.49)	(0.64)	—	—

Total dividends and distributions	(0.78)		(1.49)	(0.71)	—	— #

Net asset value, end of period.	$10.75		$10.35	$11.13	$10.20	$7.08

Total return (b)	11.79%		6.63%	16.32%	44.07%	(17.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,403		$13,551	$7,931	$2,835	$106
Ratio of expenses to average net assets:
After waivers (a)	0.75%		0.75%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.72%		0.70%	0.71%	0.63%	0.66%
Before waivers and fees paid indirectly (a)	0.80%		0.75%	0.76%	0.78%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.19%		0.15%	0.62%	0.04%	0.02%
After waivers and fees paid indirectly (a)	0.22%		0.20%	0.66%	0.16%	0.11%
Before waivers and fees paid indirectly (a)	0.15%		0.15%	0.61%	0.01%	(0.06)%
Portfolio turnover rate	155%		149%	123%	159%	214%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$—	$— #	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$10.26		$11.08	$10.15	$7.07	$8.67

Income (loss) from investment operations:
Net investment income (loss)	—	#	(0.01)	0.04	(0.01)	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.14		0.68	1.57	3.09	(1.60)

Total from investment operations	1.14		0.67	1.61	3.08	(1.60)

Less distributions:
Dividends from net investment income	—	#	—	(0.04)	—	— #
Distributions from realized gains	(0.75)		(1.49)	(0.64)	—	—

Total dividends and distributions	(0.75)		(1.49)	(0.68)	—	— #

Net asset value, end of year	$10.65		$10.26	$11.08	$10.15	$7.07

Total return	11.51%		6.39%	16.01%	43.56%	(18.44)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,516,836		$1,340,515	$1,161,685	$792,096	$279,947
Ratio of expenses to average net assets:
After waivers	1.00%		1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly	0.97	%(c)	0.95%	0.96%	0.88%	0.91%
Before waivers and fees paid indirectly	1.05	%(c)	1.00%	1.01%	1.03%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.04)%		(0.10)%	0.37%	(0.21)%	(0.23)%
After waivers and fees paid indirectly	—	%‡‡	(0.05)%	0.41%	(0.09)%	(0.14)%
Before waivers and fees paid indirectly	(0.08)%		(0.10)%	0.36%	(0.24)%	(0.31)%
Portfolio turnover rate	155%		149%	123%	159%	214%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$—	#	$—	$— #	$— #	$— #

182	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/FI Mid Cap Value Portfolio

	Year Ended December 31,
Class IA	2006(e)		2005(e)		2004(e)	2003	2002
Net asset value, beginning of year	$14.01		$14.05		$13.09	$9.85	$11.61

Income (loss) from investment operations:
Net investment income	0.08		0.09		0.03	0.09	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.68		1.51		2.20	3.22	(1.79)

Total from investment operations	1.76		1.60		2.23	3.31	(1.68)

Less distributions:
Dividends from net investment income	(0.08)		(0.10)		—	(0.07)	(0.08)
Distributions from realized gains	(1.32)		(1.54)		(1.27)	—	—

Total dividends and distributions	(1.40)		(1.64)		(1.27)	(0.07)	(0.08)

Net asset value, end of year	$14.37		$14.01		$14.05	$13.09	$9.85

Total return	12.76%		11.62%		18.14%	33.58%	(14.49)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$24,186		$16,535		$8,178	$26,522	$18,779
Ratio of expenses to average net assets:
After waivers	0.83%		0.79%		0.82%	0.85%	0.85%
After waivers and fees paid indirectly	0.82%		0.77%		0.80%	0.79%	0.83%
Before waivers and fees paid indirectly	0.83%		0.79%		0.82%	0.85%	0.85%
Ratio of net investment income to average net assets:
After waivers	0.53%		0.60%		0.21%	0.75%	1.00%
After waivers and fees paid indirectly	0.54%		0.62%		0.23%	0.81%	1.02%
Before waivers and fees paid indirectly	0.53%		0.60%		0.21%	0.75%	1.00%
Portfolio turnover rate	66%		55	%(d)	74%	160%	98%

	Year Ended December 31,
Class IB	2006(e)		2005(e)		2004(e)	2003	2002
Net asset value, beginning of year	$13.95		$14.00		$13.08	$9.84	$11.61

Income (loss) from investment operations:
Net investment income	0.04		0.05		— #	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.67		1.50		2.19	3.22	(1.78)

Total from investment operations	1.71		1.55		2.19	3.28	(1.71)

Less distributions:
Dividends from net investment income	(0.04)		(0.06)		—	(0.04)	(0.06)
Distributions from realized gains	(1.32)		(1.54)		(1.27)	—	—

Total dividends and distributions	(1.36)		(1.60)		(1.27)	(0.04)	(0.06)

Net asset value, end of year	$14.30		$13.95		$14.00	$13.08	$9.84

Total return	12.45%		11.31%		17.84%	33.36%	(14.77)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,897,629		$1,730,041		$1,438,673	$1,097,892	$646,958
Ratio of expenses to average net assets:
After waivers	1.08%		1.04%		1.07%	1.10%	1.10%
After waivers and fees paid indirectly	1.07	%(c)	1.02%		1.05%	1.04%	1.08%
Before waivers and fees paid indirectly	1.08%		1.04%		1.07%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers	0.27%		0.35%		(0.04)%	0.50%	0.75%
After waivers and fees paid indirectly	0.29%		0.37%		(0.02)%	0.56%	0.77%
Before waivers and fees paid indirectly	0.27%		0.35%		(0.04)%	0.50%	0.75%
Portfolio turnover rate	66%		55	%(d)	74%	160%	98%

EQ Advisors Trust	Financial Highlights	183

Financial Highlights (cont’d)

EQ/Franklin Income Portfolio

Class IA	September 15, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income.	0.13
Net realized and unrealized gain on investments	0.35

Total from investment operations	0.48

Less distributions:
Dividends from net investment income	(0.07)

Net asset value, end of period.	$10.41

Total return (b)	4.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,572
Ratio of expenses to average net assets:
After waivers (a)	1.05%
Before waivers (a)	1.28	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.31%
Before waivers (a)	3.65%
Portfolio turnover rate	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02

Class IB	September 15, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income.	0.12
Net realized and unrealized gain on investments	0.35

Total from investment operations	0.47

Less distributions:
Dividends from net investment income	(0.06)

Net asset value, end of period.	$10.41

Total return (b)	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$153,843
Ratio of expenses to average net assets:
After waivers (a)	1.30%
Before waivers (a)	1.53	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.03%
Before waivers (a)	3.80%
Portfolio turnover rate	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01

184	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Franklin Small Cap Value Portfolio

Class IA	September 15, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income.	0.03
Net realized and unrealized gain on investments	0.84

Total from investment operations	0.87

Less distributions:
Dividends from net investment income	(0.02)

Net asset value, end of period.	$10.85

Total return (b)	8.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,287
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%
Before waivers and reimbursements (a)	2.90	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.07%
Before waivers and reimbursements (a)	(1.45)%
Portfolio turnover rate	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.08

Class IB	September 15, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income.	0.02
Net realized and unrealized gain on investments	0.85

Total from investment operations	0.87

Less distributions:
Dividends from net investment income	(0.02)

Net asset value, end of period.	$10.85

Total return (b)	8.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,238
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%
Before waivers and reimbursements (a)	3.15	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.66%
Before waivers and reimbursements (a)	(1.07)%
Portfolio turnover rate	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05

EQ Advisors Trust	Financial Highlights	185

Financial Highlights (cont’d)

EQ/Gamco Mergers And Acquisitions Portfolio

	Year Ended December 31,			May 1, 2003* to December 31, 2003(e)
Class IB	2006(e)	2005(e)	2004
Net asset value, beginning of period	$11.61	$11.37	$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.25	0.12	0.01		(0.02)
Net realized and unrealized gain on investments and foreign currency transactions	1.16	0.40	0.58		1.10

Total from investment operations	1.41	0.52	0.59		1.08

Less distributions:
Dividends from net investment income	(0.23)	(0.07)	(0.01)		—
Distributions from realized gains	(0.34)	(0.21)	(0.24)		(0.05)

Total dividends and distributions	(0.57)	(0.28)	(0.25)		(0.05)

Net asset value, end of period	$12.45	$11.61	$11.37		$11.03

Total return (b)	12.16%	4.54%	5.35%		10.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$115,091	$42,040	$8,080		$3,325
Ratio of expenses to average net assets:
After waivers (a)	1.45%	1.45%	1.45%		1.45%
After waivers and fees paid indirectly (a)	1.37%	1.38%	1.45%		N/A
Before waivers and fees paid indirectly (a)	1.45%	1.73%	2.36%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.97%	0.93%	0.10%		(0.29)%
After waivers and fees paid indirectly (a)	2.05%	1.00%	0.10%		N/A
Before waivers and fees paid indirectly (a)	1.97%	0.65%	(0.81)%		(0.50)%
Portfolio turnover rate	249%	179%	149%		87%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$0.03	$0.10	$	**

186	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Gamco Small Company Value Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)	2002(e)
Net asset value, beginning of year	$26.91	$27.75	$23.56	$17.16	$19.59

Income (loss) from investment operations:
Net investment income	0.10	0.13	0.01	— #	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.91	1.06	4.90	6.42	(1.87)

Total from investment operations	5.01	1.19	4.91	6.42	(1.84)

Less distributions:
Dividends from net investment income	(0.25)	(0.12)	— #	(0.02)	(0.07)
Distributions from realized gains	(1.54)	(1.91)	(0.72)	—	(0.52)

Total dividends and distributions	(1.79)	(2.03)	(0.72)	(0.02)	(0.59)

Net asset value, end of year	$30.13	$26.91	$27.75	$23.56	$17.16

Total return	18.82%	4.33%	20.93%	37.43%	(9.25)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$727,119	$586,954	$470,869	$396,914	$306,445
Ratio of expenses to average net assets:
After waivers	1.14%	1.10%	1.17%	1.08%	0.92%
After waivers and fees paid indirectly	1.13%	1.09%	1.16%	N/A	N/A
Before waivers and fees paid indirectly	1.14%	1.10%	1.17%	1.08%	0.92%
Ratio of net investment income to average net assets:
After waivers	0.32%	0.45%	0.05%	0.01%	0.14%
After waivers and fees paid indirectly	0.33%	0.46%	0.06%	N/A	N/A
Before waivers and fees paid indirectly	0.32%	0.45%	0.05%	0.01%	0.14%
Portfolio turnover rate	19%	22%	10%	8%	10%

EQ Advisors Trust	Financial Highlights	187

Financial Highlights (cont’d)

EQ/International Growth Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)	2002(e)
Net asset value, beginning of year	$5.21	$4.68	$4.51	$3.46	$4.33

Income (loss) from investment operations:
Net investment income.	0.06	0.04	0.03	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.28	0.56	0.20	1.04	(0.89)

Total from investment operations	1.34	0.60	0.23	1.07	(0.84)

Less distributions:
Dividends from net investment income	(0.05)	(0.07)	(0.05)	(0.02)	(0.03)
Distributions from realized gains	—	—	(0.01)	—	—

Total dividends and distributions	(0.05)	(0.07)	(0.06)	(0.02)	(0.03)

Net asset value, end of year	$6.50	$5.21	$4.68	$4.51	$3.46

Total return	25.65%	12.98%	5.27%	30.94%	(19.46)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$164,899	$73,080	$53,426	$55,645	$44,152
Ratio of expenses to average net assets:
After waivers	1.42%	1.31%	1.32%	1.14%	1.06%
After waivers and fees paid indirectly	1.42%	1.14%	N/A	1.14%	1.06%
Before waivers and fees paid indirectly	1.42%	1.31%	1.32%	1.14%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers	1.01%	0.62%	0.57%	0.85%	1.22%
After waivers and fees paid indirectly	1.01%	0.79%	N/A	0.85%	1.22%
Before waivers and fees paid indirectly	1.01%	0.62%	0.57%	0.85%	1.22%
Portfolio turnover rate	79%	131%	154%	54%	176%

188	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Janus Large Cap Growth Portfolio

	Year Ended December 31,				March 25, 2002* to December 31, 2002
Class IA	2006(e)	2005(e)	2004	2003
Net asset value, beginning of period	$6.88	$6.39	$5.71	$4.53	$6.22

Income (loss) from investment operations:
Net investment income	0.01	0.01	0.03	— #	— #
Net realized and unrealized gain (loss) on investments	0.08	0.48	0.68	1.18	(1.69)

Total from investment operations	0.09	0.49	0.71	1.18	(1.69)

Less distributions:
Dividends from net investment income	—	— #	(0.03)	—	—

Net asset value, end of period	$6.97	$6.88	$6.39	$5.71	$4.53

Total return (b)	1.31%	7.67%	12.46%	26.05%	(27.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$962	$606	$206	$152	$72
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.89%	0.89%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.02%	0.97%	0.98%	0.99%	1.01%
Ratio of net investment income to average net assets:
After waivers (a)	0.09%	0.15%	0.51%	0.03%	0.03%
After waivers and fees paid indirectly (a)	0.11%	0.16%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.03)%	0.08%	0.43%	(0.06)%	(0.08)%
Portfolio turnover rate	68%	45%	64%	42%	45%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$— #	$— #	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$6.83	$6.37	$5.69	$4.52	$6.49

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	0.01	— #	(0.01)
Net realized and unrealized gain (loss) on investments	0.09	0.47	0.68	1.17	(1.96)

Total from investment operations	0.08	0.46	0.69	1.17	(1.97)

Less distributions:
Dividends from net investment income	—	— #	(0.01)	—	—

Net asset value, end of year	$6.91	$6.83	$6.37	$5.69	$4.52

Total return	1.17%	7.22%	12.22%	25.88%	(30.35)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$341,924	$357,997	$312,237	$260,330	$161,566
Ratio of expenses to average net assets:
After waivers	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly	1.14%	1.14%	N/A	N/A	N/A
Before waivers and fees paid indirectly	1.27%	1.22%	1.23%	1.24%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.15)%	(0.10)%	0.26%	(0.22)%	(0.22)%
After waivers and fees paid indirectly	(0.13)%	(0.09)%	N/A	N/A	N/A
Before waivers and fees paid indirectly	(0.26)%	(0.17)%	0.18%	(0.31)%	(0.33)%
Portfolio turnover rate	68%	45%	64%	42%	45%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$— #	$— #	$— #	$0.01

EQ Advisors Trust	Financial Highlights	189

Financial Highlights (cont’d)

EQ/JPMorgan Core Bond Portfolio

	Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004(e)	2003(e)
Net asset value, beginning of period	$11.00		$11.14	$11.18	$11.19	$10.77

Income (loss) from investment operations:
Net investment income	0.55		0.42	0.33	0.34	0.41
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.08)		(0.14)	0.15	0.06	0.61

Total from investment operations	0.47		0.28	0.48	0.40	1.02

Less distributions:
Dividends from net investment income	(0.51)		(0.40)	(0.32)	(0.34)	(0.43)
Distributions from realized gains	—		(0.02)	(0.20)	(0.07)	(0.17)

Total dividends and distributions	(0.51)		(0.42)	(0.52)	(0.41)	(0.60)

Net asset value, end of period	$10.96		$11.00	$11.14	$11.18	$11.19

Total return (b)	4.28%		2.50%	4.31%	3.62%	9.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,248		$11,367	$5,715	$2,122	$131
Ratio of expenses to average net assets (a)	0.56%		0.49%	0.50%	0.52%	0.55%
Ratio of net investment income to average net assets (a)	4.87%		3.75%	2.93%	2.98%	4.77%
Portfolio turnover rate	543%		588%	560%	464%	166%

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004(e)	2003(e)	2002
Net asset value, beginning of year	$11.01		$11.15	$11.19	$11.19	$10.76

Income (loss) from investment operations:
Net investment income	0.50		0.39	0.30	0.31	0.40
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.06)		(0.14)	0.15	0.08	0.61

Total from investment operations	0.44		0.25	0.45	0.39	1.01

Less distributions:
Dividends from net investment income	(0.48)		(0.37)	(0.29)	(0.32)	(0.41)
Distributions from realized gains	—		(0.02)	(0.20)	(0.07)	(0.17)

Total dividends and distributions	(0.48)		(0.39)	(0.49)	(0.39)	(0.58)

Net asset value, end of year	$10.97		$11.01	$11.15	$11.19	$11.19

Total return	4.01%		2.24%	4.13%	3.38%	9.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,491,463		$1,392,453	$1,208,076	$1,081,959	$768,461
Ratio of expenses to average net assets	0.81	%(c)	0.74%	0.75%	0.77%	0.80%
Ratio of net investment income to average net assets	4.50%		3.50%	2.68%	2.73%	4.52%
Portfolio turnover rate	543%		588%	560%	464%	166%

190	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/JPMorgan Value Opportunities Portfolio

	Year Ended December 31,					October 2, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$12.59		$12.30	$11.23	$8.97	$8.41

Income from investment operations:
Net investment income	0.24		0.20	0.19	0.15	0.04
Net realized and unrealized gain on investments and foreign currency transactions	2.36		0.32	1.07	2.27	0.68

Total from investment operations	2.60		0.52	1.26	2.42	0.72

Less distributions:
Dividends from net investment income	(0.25)		(0.23)	(0.19)	(0.16)	(0.16)
Distributions from realized gains	(0.78)		—	—	—	—

Total dividends and distributions	(1.03)		(0.23)	(0.19)	(0.16)	(0.16)

Net asset value, end of period	$14.16		$12.59	$12.30	$11.23	$8.97

Total return (b)	20.65%		4.21%	11.21%	27.04%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,791		$399	$129	$108	$53
Ratio of expenses to average net assets:
After waivers (a)	0.70%		0.67%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.70%		0.67%	0.51%	0.68%	0.69%
Before waivers and fees paid indirectly (a)	0.73%		0.67%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	1.75%		1.58%	1.53%	1.67%	1.54%
After waivers and fees paid indirectly (a)	1.75%		1.58%	1.72%	1.69%	1.55%
Before waivers and fees paid indirectly (a)	1.72%		1.58%	1.53%	1.67%	1.54%
Portfolio turnover rate	78%		67%	91%	43%	42%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$—	$—	$—	$—

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$12.61		$12.32	$11.26	$8.99	$11.28

Income (loss) from investment operations:
Net investment income	0.21		0.16	0.17	0.14	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.37		0.33	1.04	2.27	(2.28)

Total from investment operations	2.58		0.49	1.21	2.41	(2.15)

Less distributions:
Dividends from net investment income	(0.22)		(0.20)	(0.15)	(0.14)	(0.14)
Distributions from realized gains	(0.78)		—	—	—	—

Total dividends and distributions	(1.00)		(0.20)	(0.15)	(0.14)	(0.14)

Net asset value, end of year	$14.19		$12.61	$12.32	$11.26	$8.99

Total return	20.40%		3.94%	10.81%	26.81%	(19.07)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$645,905		$602,237	$642,993	$613,776	$470,799
Ratio of expenses to average net assets:
After waivers	0.95%		0.92%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.95%		0.92%	0.76%	0.93%	0.94%
Before waivers and fees paid indirectly	0.98	%(c)	0.92%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers	1.53%		1.33%	1.28%	1.42%	1.29%
After waivers and fees paid indirectly	1.53%		1.33%	1.47%	1.44%	1.30%
Before waivers and fees paid indirectly	1.51%		1.33%	1.28%	1.42%	1.29%
Portfolio turnover rate	78%		67%	91%	43%	42%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	#	$—	$—	$—	$— #

EQ Advisors Trust	Financial Highlights	191

Financial Highlights (cont’d)

EQ/Legg Mason Value Equity Portfolio

Class IA	Year Ended December 31, 2006(e)		October 3, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.45		$10.00

Income from investment operations:
Net investment income	0.03		0.01
Net realized and unrealized gain on investments and foreign currency transactions.	0.71		0.47

Total from investment operations	0.74		0.48

Less distributions:
Dividends from net investment income	—	#	(0.03)
Distributions from realized gains	—	#	—

Net asset value, end of period	$11.19		$10.45

Total return (b)	7.12%		4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112		$105
Ratio of expenses to average net assets:
After waivers (a)	0.75%		0.75%
After waivers and fees paid indirectly (a)	0.72%		0.74%
Before waivers and fees paid indirectly (a)	0.84%		3.64%
Ratio of net investment income to average net assets:
After waivers (a)	0.21%		0.35%
After waivers and fees paid indirectly (a)	0.24%		0.36%
Before waivers and fees paid indirectly (a)	0.12%		(2.54)%
Portfolio turnover rate	9%		— %‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.07

Class IB	Year Ended December 31, 2006(e)		October 3, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.47		$10.00

Income from investment operations:
Net investment income	—	#	— #
Net realized and unrealized gain on investments and foreign currency transactions	0.71		0.47

Total from investment operations	0.71		0.47

Less distributions:
Dividends from net investment income	—	#	— #
Distributions from realized gains	—	#	—

Net asset value, end of period	$11.18		$10.47

Total return (b)	6.81%		4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$203,514		$32,087
Ratio of expenses to average net assets:
After waivers (a)	1.00%		1.00%
After waivers and fees paid indirectly (a)	0.97	%(c)	0.99%
Before waivers and fees paid indirectly (a)	1.09%		3.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.05)%		0.10%
After waivers and fees paid indirectly (a)	(0.01)%		0.11%
Before waivers and fees paid indirectly (a)	(0.14)%		(2.79)%
Portfolio turnover rate	9%		— %‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.07

192	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Long Term Bond Portfolio

	Year Ended December 31,
Class IA	2006(e)	2005(e)		2004	2003(e)		2002(e)
Net asset value, beginning of year	$13.54	$13.54		$14.37		$14.53		$13.38

Income (loss) from investment operations:
Net investment income	0.63	0.60		0.77		0.69		0.68
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.33)	(0.19)		0.32		— #		1.10

Total from investment operations	0.30	0.41		1.09		0.69		1.78

Less distributions:
Dividends from net investment income	(0.57)	(0.29)		(1.50)		(0.84)		(0.63)
Distributions from realized gains	—	(0.12)		(0.42)		(0.01)		—

Total dividends and distributions	(0.57)	(0.41)		(1.92)		(0.85)		(0.63)

Net asset value, end of year	$13.27	$13.54		$13.54		$14.37		$14.53

Total return	2.08%	3.03%		7.92%		4.81%		14.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$693,119	$537,340		$100,561		$108,325		$118,939
Ratio of expenses to average net assets:
After waivers	0.55%	0.60	%(c)	0.75%		0.66%		0.64%
After waivers and fees paid indirectly	0.55%	0.60	%(c)	N/A		0.66%		0.64%
Before waivers and fees paid indirectly	0.55%	0.60	%(c)	0.75%		0.66%		0.64%
Ratio of net investment income to average net assets:
After waivers	4.75%	4.36	%(c)	4.69%		4.65%		5.03%
After waivers and fees paid indirectly	4.75%	4.36	%(c)	N/A		4.65%		5.03%
Before waivers and fees paid indirectly	4.75%	4.36	%(c)	4.69%		4.65%		5.03%
Portfolio turnover rate	233%	69%		36%		18%		30%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—		$— #	$	**	$	**

Class IB	Year Ended December 31, 2006(e)	April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$13.55	$13.77

Income (loss) from investment operations:
Net investment income	0.60	0.38
Net realized and unrealized loss on investments and foreign currency transactions	(0.35)	(0.23)

Total from investment operations	0.25	0.15

Less distributions:
Dividends from net investment income	(0.53)	(0.25)
Distributions from realized gains	—	(0.12)

Total dividends and distributions	(0.53)	(0.37)

Net asset value, end of period	$13.27	$13.55

Total return (b)	1.82%	1.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108,067	$58,672
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.85	%(c)
After waivers and fees paid indirectly (a)	0.80%	0.85	%(c)
Before waivers and fees paid indirectly (a)	0.80%	0.85	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.50%	4.11	%(c)
After waivers and fees paid indirectly (a)	4.50%	4.11	%(c)
Before waivers and fees paid indirectly (a)	4.50%	4.11	%(c)
Portfolio turnover rate	233%	69%

EQ Advisors Trust	Financial Highlights	193

Financial Highlights (cont’d)

EQ/Lord Abbett Growth and Income Portfolio

Class IA	Year Ended December 31, 2006(e)		April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.67		$10.00

Income from investment operations:
Net investment income	0.22		0.10
Net realized and unrealized gain on investments and foreign currency transactions	1.65		0.66

Total from investment operations	1.87		0.76

Less distributions:
Dividends from net investment income	(0.10)		(0.07)
Distributions from realized gains	(0.08)		(0.02)

Total dividends and distributions	(0.18)		(0.09)

Net asset value, end of period	$12.36		$10.67

Total return (b)	17.48%		7.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,235		$108
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%		0.75%
After waivers, reimbursements, and fees paid indirectly (a)	0.74%		0.72%
Before waivers, reimbursements, and fees paid indirectly (a)	0.88	%(c)	1.50%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.75%		1.43%
After waivers, reimbursements, and fees paid indirectly (a)	1.76%		1.46%
Before waivers, reimbursements, and fees paid indirectly (a)	1.67%		0.68%
Portfolio turnover rate	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.05

Class IB	Year Ended December 31, 2006(e)		April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.68		$10.00

Income from investment operations:
Net investment income	0.16		0.08
Net realized and unrealized gain on investments and foreign currency transactions	1.68		0.66

Total from investment operations	1.84		0.74

Less distributions:
Dividends from net investment income	(0.07)		(0.04)
Distributions from realized gains	(0.08)		(0.02)

Total dividends and distributions	(0.15)		(0.06)

Net asset value, end of period	$12.37		$10.68

Total return (b)	17.26%		7.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$156,413		$38,230
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%		1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.99%		0.97%
Before waivers, reimbursements, and fees paid indirectly (a)	1.13	%(c)	1.75%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.33%		1.18%
After waivers, reimbursements, and fees paid indirectly (a)	1.34%		1.21%
Before waivers, reimbursements, and fees paid indirectly (a)	1.19%		0.43%
Portfolio turnover rate	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.05

194	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Lord Abbett Large Cap Core Portfolio

Class IA	Year Ended December 31, 2006(e)		April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.69		$10.00

Income from investment operations:
Net investment income	0.14		0.08
Net realized and unrealized gain on investments	1.24		0.67

Total from investment operations	1.38		0.75

Less distributions:
Dividends from net investment income	(0.12)		(0.06)
Distributions from realized gains	(0.07)		—

Total dividends and distributions	(0.19)		(0.06)

Net asset value, end of period	$11.88		$10.69

Total return (b)	12.92%		7.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121		$107
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%		0.75%
After waivers, reimbursements, and fees paid indirectly (a)	0.74%		0.74%
Before waivers, reimbursements, and fees paid indirectly (a)	1.03%		1.89%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.21%		1.12%
After waivers, reimbursements, and fees paid indirectly (a)	1.22%		1.13%
Before waivers, reimbursements, and fees paid indirectly (a)	0.93%		(0.02)%
Portfolio turnover rate	36%		26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03		$0.08

Class IB	Year Ended December 31, 2006(e)		April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.69		$10.00

Income from investment operations:
Net investment income	0.11		0.06
Net realized and unrealized gain on investments	1.25		0.67

Total from investment operations	1.36		0.73

Less distribution
Dividends from net investment income	(0.09)		(0.04)
Distributions from realized gains	(0.07)		—

Total dividends and distributions	(0.16)		(0.04)

Net asset value, end of period	$11.89		$10.69

Total return (b)	12.63%		7.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,690		$27,015
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%		1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.99%		0.99%
Before waivers, reimbursements, and fees paid indirectly (a)	1.28	%(c)	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.96%		0.87%
After waivers, reimbursements, and fees paid indirectly (a)	0.97%		0.88%
Before waivers, reimbursements, and fees paid indirectly (a)	0.70%		(0.27)%
Portfolio turnover rate	36%		26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03		$0.08

EQ Advisors Trust	Financial Highlights	195

Financial Highlights (cont’d)

EQ/Lord Abbett Mid Cap Value Portfolio

Class IA	Year Ended December 31, 2006(e)		April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$11.28		$10.00

Income from investment operations:
Net investment income	0.14		0.08
Net realized and unrealized gain on investments	1.28		1.30

Total from investment operations	1.42		1.38

Less distributions:
Dividends from net investment income	(0.08)		(0.06)
Distributions from realized gains	(0.15)		(0.04)

Total dividends and distributions	(0.23)		(0.10)

Net asset value, end of period.	$12.47		$11.28

Total return (b)	12.66%		13.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,210		$114
Ratio of expenses to average net assets:
After waivers (a)	0.80%		0.80%
After waivers and fees paid indirectly (a)	0.80%		0.76%
Before waivers and fees paid indirectly (a)	0.85%		1.02%
Ratio of net investment income to average net assets:
After waivers (a)	1.11%		1.03%
After waivers and fees paid indirectly (a)	1.11%		1.07%
Before waivers and fees paid indirectly (a)	1.06%		0.81%
Portfolio turnover rate	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.02

Class IB	Year Ended December 31, 2006(e)		April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$11.29		$10.00

Income from investment operations:
Net investment income	0.07		0.06
Net realized and unrealized gain on investments	1.32		1.30

Total from investment operations	1.39		1.36

Less distributions:
Dividends from net investment income	(0.05)		(0.03)
Distributions from realized gains	(0.15)		(0.04)

Total dividends and distributions	(0.20)		(0.07)

Net asset value, end of period	$12.48		$11.29

Total return (b)	12.37%		13.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$245,301		$123,436
Ratio of expenses to average net assets:
After waivers (a)	1.05%		1.05%
After waivers and fees paid indirectly (a)	1.05	%(c)	1.01%
Before waivers and fees paid indirectly (a)	1.10	%(c)	1.27%
Ratio of net investment income to average net assets:
After waivers (a)	0.64%		0.78%
After waivers and fees paid indirectly (a)	0.64%		0.82%
Before waivers and fees paid indirectly (a)	0.58%		0.56%
Portfolio turnover rate	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.02

196	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Marsico Focus Portfolio(q)

	Year Ended December 31,				October 2, 2002* to December 31, 2002
Class IA	2006(e)	2005(e)	2004	2003
Net asset value, beginning of period	$15.86	$14.67	$13.24	$10.07	$10.43

Income (loss) from investment operations:
Net investment income	0.07	0.03	0.01	— #	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.42	1.56	1.42	3.17	(0.36)

Total from investment operations	1.49	1.59	1.43	3.17	(0.36)

Less distributions:
Dividends from net investment income	(0.07)	(0.01)	—	—	—
Distributions from realized gains	(0.38)	(0.39)	—	—	—

Total dividends and distributions	(0.45)	(0.40)	—	—	—

Net asset value, end of period	$16.90	$15.86	$14.67	$13.24	$10.07

Total return (b)	9.55%	10.98%	10.80%	31.48%	(3.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,406,085	$1,014,881	$579,357	$338,365	$77
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.89%	0.89%	0.87%	0.85%	0.85%
Before waivers and fees paid indirectly (a)	0.95%	0.92%	0.94%	0.97%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.46%	0.19%	0.05%	(0.07)%	(0.11)%
After waivers and fees paid indirectly (a)	0.46%	0.20%	0.08%	(0.02)%	(0.06)%
Before waivers and fees paid indirectly (a)	0.40%	0.17%	0.01%	(0.14)%	(0.29)%
Portfolio turnover rate	66%	66%	96%	72%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$— #	$0.01	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003	2002
Net asset value, beginning of year	$15.75	$14.59	$13.20	$10.07	$11.39

Income (loss) from investment operations:
Net investment income (loss)	0.03	(0.01)†	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.41	1.56	1.41	3.15	(1.30)

Total from investment operations	1.44	1.55	1.39	3.13	(1.31)

Less distributions:
Dividends from net investment income	(0.03)	—	—	—	—
Distributions from realized gains	(0.38)	(0.39)	—	—	(0.01)

Total dividends and distributions	(0.41)	(0.39)	—	—	(0.01)

Net asset value, end of year	$16.78	$15.75	$14.59	$13.20	$10.07

Total return	9.35%	10.65%	10.53%	31.08%	(11.51)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,250,340	$1,768,738	$1,257,708	$903,595	$203,596
Ratio of expenses to average net assets:
After waivers	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly	1.14%	1.14%	1.12%	1.10%	1.10%
Before waivers and fees paid indirectly	1.20%	1.17%	1.19%	1.22%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers	0.20%	(0.06)%	(0.20)%	(0.32)%	(0.36)%
After waivers and fees paid indirectly	0.21%	(0.05)%	(0.17)%	(0.27)%	(0.31)%
Before waivers and fees paid indirectly	0.15%	(0.08)%	(0.24)%	(0.39)%	(0.54)%
Portfolio turnover rate	66%	66%	96%	72%	140%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$0.01	$— #	$0.02

EQ Advisors Trust	Financial Highlights	197

Financial Highlights (cont’d)

EQ/Mercury Basic Value Equity Portfolio(r)

	Year Ended December 31,				October 2, 2002* to December 31, 2002

Class IA	2006(e)	2005(e)	2004	2003
Net asset value, beginning of period	$15.06	$15.48	$14.71	$11.27	$10.10

Income from investment operations:
Net investment income	0.26	0.21	0.17	0.14	0.04
Net realized and unrealized gain on investments	2.92	0.28	1.42	3.40	1.24

Total from investment operations	3.18	0.49	1.59	3.54	1.28

Less distributions:
Dividends from net investment income	(0.25)	(0.18)	(0.16)	(0.10)	(0.11)
Distributions from realized gains	(0.96)	(0.73)	(0.66)	—	—

Total dividends and distributions	(1.21)	(0.91)	(0.82)	(0.10)	(0.11)

Net asset value, end of period	$17.03	$15.06	$15.48	$14.71	$11.27

Total return (b)	21.18%	3.19%	10.89%	31.57%	12.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,915,669	$1,361,870	$636,240	$355,625	$71
Ratio of expenses to average net assets:
After waivers (a)	0.66%	0.62%	N/A	0.67%	0.70%
After waivers and fees paid indirectly (a)	0.65%	0.60%	0.61%	0.66%	0.69%
Before waivers and fees paid indirectly (a)	0.66%	0.62%	0.63%	0.67%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	1.61%	1.35%	N/A	1.04%	0.97%
After waivers and fees paid indirectly (a)	1.61%	1.37%	1.12%	1.05%	0.98%
Before waivers and fees paid indirectly (a)	1.61%	1.35%	1.10%	1.04%	0.97%
Portfolio turnover rate	38%	52%	49%	34%	39%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004(e)	2003(e)	2002
Net asset value, beginning of year	$15.09	$15.50	$14.74	$11.29	$13.77

Income (loss) from investment operations:
Net investment income	0.22	0.17	0.13	0.10	0.08
Net realized and unrealized gain (loss) on investments.	2.93	0.29	1.41	3.42	(2.35)

Total from investment operations	3.15	0.46	1.54	3.52	(2.27)

Less distributions:
Dividends from net investment income	(0.21)	(0.14)	(0.12)	(0.07)	(0.08)
Distributions from realized gains	(0.96)	(0.73)	(0.66)	—	(0.13)

Total dividends and distributions	(1.17)	(0.87)	(0.78)	(0.07)	(0.21)

Net asset value, end of year	$17.07	$15.09	$15.50	$14.74	$11.29

Total return	20.90%	2.99%	10.52%	31.28%	(16.68)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,636,862	$1,445,518	$1,459,792	$1,137,826	$680,559
Ratio of expenses to average net assets:
After waivers	0.91%	0.87%	N/A	0.92%	0.95%
After waivers and fees paid indirectly	0.90%	0.85%	0.86%	0.91%	0.94%
Before waivers and fees paid indirectly	0.91%	0.87%	0.88%	0.92%	0.95%
Ratio of net investment income to average net assets:
After waivers	1.35%	1.10%	N/A	0.79%	0.72%
After waivers and fees paid indirectly	1.36%	1.12%	0.87%	0.80%	0.73%
Before waivers and fees paid indirectly	1.35%	1.10%	0.85%	0.79%	0.72%
Portfolio turnover rate	38%	52%	49%	34%	39%

198	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Mercury International Value Portfolio(i)

	Year Ended December 31,				March 25, 2002* to December 31, 2002
Class IA	2006(e)	2005(e)	2004(e)	2003(e)
Net asset value, beginning of period	$14.20	$13.03	$10.86	$8.66	$10.52

Income (loss) from investment operations:
Net investment income	0.30	0.25	0.17	0.14	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.37	1.19	2.21	2.30	(1.85)

Total from investment operations	3.67	1.44	2.38	2.44	(1.78)

Less distributions:
Dividends from net investment income	(0.32)	(0.27)	(0.21)	(0.24)	(0.08)
Dividends from realized gains	(0.88)	—	—	—	—

Total dividends and distributions	(1.20)	(0.27)	(0.21)	(0.24)	(0.08)

Net asset value, end of period	$16.67	$14.20	$13.03	$10.86	$8.66

Total return (b)	25.98%	11.07%	22.04%	28.27%	(16.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$680,147	$236,340	$5,598	$2,163	$108
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	1.00%	1.00%	0.93%	0.93%	0.99%
Before waivers and fees paid indirectly (a)	1.00%	1.00%	1.00%	1.01%	1.05%
Ratio of net investment income to average net assets:
After waivers (a)	1.82%	1.83%	1.42%	1.35%	1.00%
After waivers and fees paid indirectly (a)	1.82%	1.83%	1.49%	1.42%	1.01%
Before waivers and fees paid indirectly (a)	1.82%	1.83%	1.42%	1.34%	0.95%
Portfolio turnover rate	57%	64%	63%	163%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$— #

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004(e)	2003(e)	2002
Net asset value, beginning of year	$14.20	$13.03	$10.86	$8.66	$10.46

Income (loss) from investment operations:
Net investment income	0.29	0.21	0.14	0.11	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.34	1.19	2.21	2.31	(1.80)

Total from investment operations	3.63	1.40	2.35	2.42	(1.74)

Less distributions:
Dividends from net investment income	(0.28)	(0.23)	(0.18)	(0.22)	(0.06)
Distributions from realized gains	(0.88)	—	—	—	—

Total dividends and distributions	(1.16)	(0.23)	(0.18)	(0.22)	(0.06)

Net asset value, end of year	$16.67	$14.20	$13.03	$10.86	$8.66

Total return	25.66%	10.79%	21.73%	28.01%	(16.61)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,655,259	$1,189,337	$894,530	$675,246	$454,735
Ratio of expenses to average net assets:
After waivers	1.25%	1.25%	1.25%	1.25%	1.25%
After waivers and fees paid indirectly	1.25%	1.25%	1.18%	1.18%	1.24%
Before waivers and fees paid indirectly	1.25%	1.25%	1.25%	1.26%	1.30%
Ratio of net investment income to average net assets:
After waivers	1.77%	1.58%	1.17%	1.10%	0.75%
After waivers and fees paid indirectly	1.77%	1.58%	1.24%	1.17%	0.76%
Before waivers and fees paid indirectly	1.77%	1.58%	1.17%	1.09%	0.70%
Portfolio turnover rate	57%	64%	63%	163%	55%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$—	$— #

EQ Advisors Trust	Financial Highlights	199

Financial Highlights (cont’d)

EQ/MFS Emerging Growth Companies Portfolio

	Year Ended December 31,
Class IA	2006(e)		2005(e)	2004(e)	2003	2002
Net asset value, beginning of year	$14.57		$13.32	$11.80	$9.10	$13.82

Income (loss) from investment operations:
Net investment loss	—	#	(0.01)	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.17		1.26	1.53	2.71	(4.70)

Total from investment operations	1.17		1.25	1.52	2.70	(4.72)

Net asset value, end of year	$15.74		$14.57	$13.32	$11.80	$9.10

Total return	8.03%		9.38%	12.88%	29.67%	(34.15)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,679		$3,304	$1,988	$27,996	$22,611
Ratio of expenses to average net assets:
After fees paid indirectly	0.75%		0.68%	0.66%	0.71%	0.72%
Before fees paid indirectly	0.77%		0.71%	0.71%	0.72%	0.73%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.02)%		(0.08)%	(0.05)%	(0.09)%	(0.16)%
Before fees paid indirectly	(0.04)%		(0.11)%	(0.10)%	(0.10)%	(0.17)%
Portfolio turnover rate	130%		97%	101%	105%	110%

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004(e)	2003	2002
Net asset value, beginning of year	$14.29		$13.11	$11.64	$9.00	$13.70

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.04)	(0.04)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.15		1.22	1.51	2.68	(4.65)

Total from investment operations	1.11		1.18	1.47	2.64	(4.70)

Net asset value, end of year	$15.40		$14.29	$13.11	$11.64	$9.00

Total return	7.77%		9.00%	12.63%	29.33%	(34.31)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$860,495		$916,611	$958,680	$935,920	$758,033
Ratio of expenses to average net assets:
After fees paid indirectly	1.00	%(c)	0.93%	0.91%	0.96%	0.97%
Before fees paid indirectly	1.02	%(c)	0.96%	0.96%	0.97%	0.98%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.28)%		(0.33)%	(0.30)%	(0.34)%	(0.41)%
Before fees paid indirectly	(0.30)%		(0.36)%	(0.35)%	(0.35)%	(0.42)%
Portfolio turnover rate	130%		97%	101%	105%	110%

200	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/MFS Investors Trust Portfolio

Class IA	Year Ended December 31,					March 25, 2002* to December 31, 2002
	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$10.09		$9.46	$8.54	$7.04	$8.89

Income (loss) from investment operations:
Net investment income	0.11		0.07	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.22		0.64	0.93	1.50	(1.84)

Total from investment operations	1.33		0.71	1.00	1.57	(1.79)

Less distributions:
Dividends from net investment income	(0.12)		(0.08)	(0.08)	(0.07)	(0.06)

Net asset value, end of period	$11.30		$10.09	$9.46	$8.54	$7.04

Total return (b)	13.22%		7.46%	11.67%	22.28%	(20.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201		$191	$116	$98	$79
Ratio of expenses to average net assets:
After waivers (a)	0.70%		0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%		0.69%	0.66%	0.69%	0.69%
Before waivers and fees paid indirectly (a)	0.73%		0.70%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets:
After waivers (a)	1.05%		0.73%	0.80%	0.93%	0.77%
After waivers and fees paid indirectly (a)	1.06%		0.74%	0.84%	0.94%	0.78%
Before waivers and fees paid indirectly (a)	1.02%		0.73%	0.80%	0.92%	0.76%
Portfolio turnover rate	33%		47%	90%	88%	70%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$—	$—	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$10.10		$9.47	$8.55	$7.04	$8.97

Income (loss) from investment operations:
Net investment income	0.09		0.05	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.22		0.63	0.92	1.51	(1.93)

Total from investment operations	1.31		0.68	0.97	1.56	(1.89)

Less distributions:
Dividends from net investment income	(0.10)		(0.05)	(0.05)	(0.05)	(0.04)

Net asset value, end of year	$11.31		$10.10	$9.47	$8.55	$7.04

Total return	12.92%		7.18%	11.37%	22.12%	(21.04)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$329,937		$338,735	$341,346	$311,991	$201,141
Ratio of expenses to average net assets:
After waivers	0.95%		0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%		0.94%	0.91%	0.94%	0.94%
Before waivers and fees paid indirectly	0.98	%(c)	0.95%	0.95%	0.96%	0.96%
Ratio of net investment income to average net assets:
After waivers	0.83%		0.48%	0.55%	0.68%	0.52%
After waivers and fees paid indirectly	0.84%		0.49%	0.59%	0.69%	0.53%
Before waivers and fees paid indirectly	0.80%		0.48%	0.55%	0.67%	0.51%
Portfolio turnover rate	33%		47%	90%	88%	70%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	#	$—	$—	$— #	$— #

EQ Advisors Trust	Financial Highlights	201

Financial Highlights (cont’d)

EQ/Money Market Portfolio(s)(v)

	Year Ended December 31,
Class IA	2006(e)	2005(e)	2004	2003(e)	2002
Net asset value, beginning of year	$1.000	$1.001	$1.002	$1.003	$1.002

Income (loss) from investment operations:
Net investment income	0.046	0.029	0.012	0.009	0.016
Net realized and unrealized gain (loss) on investments	— #	— #	(0.001)	— #	— #

Total from investment operations	0.046	0.029	0.011	0.009	0.016

Less distributions:
Dividends from net investment income	(0.046)	(0.030)	(0.012)	(0.010)	(0.015)

Net asset value, end of year	$1.000	$1.000	$1.001	$1.002	$1.003

Total return	4.72%	2.85%	1.02%	0.82%	1.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$831,695	$737,535	$598,718	$705,877	$834,792
Ratio of expenses to average net assets	0.44%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets	4.65%	2.86%	1.01%	0.82%	1.48%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)	2002
Net asset value, beginning of year	$1.000	$1.000	$1.001	$1.002	$1.002

Income (loss) from investment operations:
Net investment income	0.044	0.027	0.009	0.006	0.012
Net realized and unrealized gain (loss) on investments	— #	— #	(0.001)	— #	0.001

Total from investment operations	0.044	0.027	0.008	0.006	0.013

Less distributions:
Dividends from net investment income	(0.044)	(0.027)	(0.009)	(0.007)	(0.013)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.001	$1.002

Total return	4.46%	2.65%	0.77%	0.57%	1.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$918,153	$773,184	$774,625	$942,215	$1,209,341
Ratio of expenses to average net assets	0.69%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets	4.42%	2.61%	0.76%	0.57%	1.23%

202	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Montag & Caldwell Growth Portfolio(l)(t)

	Year Ended December 31,		December 13, 2004* to December 31, 2004(e)
Class IA	2006(e)	2005(e)
Net asset value, beginning of period	$5.05	$4.80	$4.73

Income from investment operations:
Net investment income	0.02	0.02	—	#
Net realized and unrealized gain on investments	0.39	0.25	0.09

Total from investment operations	0.41	0.27	0.09

Less distributions:
Dividends from net investment income	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$5.44	$5.05	$4.80

Total return (b)	8.20%	5.71%	0.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,045	$11,800	$13,837
Ratio of expenses to average net assets:
After waivers (a)	0.88%	0.83%	0.76	%(c)
After waivers and fees paid indirectly (a)	0.86%	0.80%	N/A
Before waivers and fees paid indirectly (a)	0.88%	0.83%	0.76	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.42%	0.48%	0.47	%(c)
After waivers and fees paid indirectly (a)	0.43%	0.51%	N/A
Before waivers and fees paid indirectly (a)	0.42%	0.48%	0.47	%(c)
Portfolio turnover rate	66%	55%	58%

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004(e)	2003(e)	2002(e)
Net asset value, beginning of year	$5.06	$4.81	$4.64	$3.98	$5.21

Income (loss) from investment operations:
Net investment income	0.01	0.01	0.01	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.39	0.25	0.18	0.67	(1.23)

Total from investment operations	0.40	0.26	0.19	0.68	(1.21)

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.02)	(0.02)	(0.02)

Net asset value, end of year	$5.45	$5.06	$4.81	$4.64	$3.98

Total return	7.91%	5.43%	4.10%	17.05%	(23.26)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$274,068	$305,851	$258,854	$265,471	$208,610
Ratio of expenses to average net assets:
After waivers	1.13%	1.08%	1.12%	1.03%	0.86%
After waivers and fees paid indirectly	1.11%	1.05%	N/A	N/A	N/A
Before waivers and fees paid indirectly	1.13%	1.08%	1.12%	1.03%	0.86%
Ratio of net investment income to average net assets:
After waivers	0.17%	0.23%	0.11%	0.34%	0.42%
After waivers and fees paid indirectly	0.18%	0.26%	N/A	N/A	N/A
Before waivers and fees paid indirectly	0.17%	0.23%	0.11%	0.34%	0.42%
Portfolio turnover rate	66%	55%	58%	40%	42%

EQ Advisors Trust	Financial Highlights	203

Financial Highlights (cont’d)

EQ/Mutual Shares Portfolio

Class IA	September 15, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments, options written, and foreign currency transactions	0.73

Total from investment operations	0.76

Less distributions:
Dividends from net investment income	(0.02)
Distributions from realized gains	—	#

Total dividends and distributions	(0.02)

Net asset value, end of period	$10.74

Total return (b)	7.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,797
Ratio of expenses to average net assets:
After waivers (a)	1.05%
Before waivers (a)	1.40	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.95%
Before waivers (a)	0.50%
Portfolio turnover rate	4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01

Class IB	September 15, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments, options written, and foreign currency transactions	0.73

Total from investment operations	0.75

Less distributions:
Dividends from net investment income	(0.01)
Distributions from realized gains	—	#

Total dividends and distributions	(0.01)

Net asset value, end of period	$10.74

Total return (b)	7.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99,547
Ratio of expenses to average net assets:
After waivers (a)	1.30%
Before waivers (a)	1.65	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.67%
Before waivers (a)	0.34%
Portfolio turnover rate	4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01

204	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Oppenheimer Global Portfolio

Class IA	August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments and foreign currency	1.00

Total from investment operations	1.01

Less dividends and distributions:
Dividends from net investment income	(0.01)
Distributions from realized gains	—	#

Total Dividends and Distributions	(0.01)

Net asset value, end of period	$11.00

Total return (b)	10.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,410
Ratio of expenses to average net assets:
After waivers (a)	1.10%
Before waivers (a)	2.25	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.30%
Before waivers (a)	(1.11)%
Portfolio turnover rate	6%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05

Class IB	August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	—	#
Net realized and unrealized gain on investments and foreign currency	0.99

Total from investment operations	0.99

Less distributions:
Distributions from realized gains	—	#

Net asset value, end of period	$10.99

Total return (b)	10.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,740
Ratio of expenses to average net assets:
After waivers (a)	1.35%
Before waivers (a)	2.50	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.13%
Before waivers (a)	(0.93)%
Portfolio turnover rate	6%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04

EQ Advisors Trust	Financial Highlights	205

Financial Highlights (cont’d)

EQ/Oppenheimer Main Street Opportunity Portfolio

Class IA	August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.86

Total from investment operations	0.89

Less distributions:
Dividends from net investment income	(0.03)
Distributions from net realized gains	(0.05)

Total dividends and distributions	(0.08)

Net asset value, end of period	$10.81

Total return (b)	8.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,445
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%
Before waivers and reimbursements (a)	2.43	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.92%
Before waivers and reimbursements (a)	(0.53)%
Portfolio turnover rate	51%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05

Class IB	August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.86

Total from investment operations	0.88

Less distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(0.05)

Total dividends and distributions	(0.07)

Net asset value, end of period	$10.81

Total return (b)	8.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,705
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%
Before waivers and reimbursements (a)	2.68	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.67%
Before waivers and reimbursements (a)	(0.67)%
Portfolio turnover rate	51%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05

206	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Oppenheimer Main Street Small Cap Portfolio

Class IA	August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments and foreign currency transactions	0.92

Total from investment operations	0.94

Less distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(0.03)

Total dividends and distributions	(0.05)

Net asset value, end of period	$10.89

Total return (b)	9.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,502
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%
Before waivers and reimbursements (a)	2.38	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.46%
Before waivers and reimbursements (a)	(0.96)%
Portfolio turnover rate	53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05

Class IB	August 31, 2006* to December 31, 2006(e)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.92

Total from investment operations	0.93

Less distributions:
Dividends from net investment income	(0.01)
Distributions from net realized gains	(0.03)

Total dividends and distributions	(0.04)

Net asset value, end of period	$10.89

Total return (b)	9.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,994
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%
Before waivers and reimbursements (a)	2.63	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.21%
Before waivers and reimbursements (a)	(1.06)%
Portfolio turnover rate	53%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05

EQ Advisors Trust	Financial Highlights	207

Financial Highlights (cont’d)

EQ/Pimco Real Return Portfolio

	Year Ended December 31,					February 24, 2002* to December 31, 2002(e)
Class IB	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of period	$10.14	$10.31	$10.33		$10.19		$10.00

Income (loss) from investment operations:
Net investment income	0.43	0.34	0.20		0.24		0.34
Net realized and unrealized gain (loss) on investments, options written, futures, and foreign currency transactions	(0.41)	(0.26)	0.29		0.31		0.35

Total from investment operations	0.02	0.08	0.49		0.55		0.69

Less distributions:
Dividends from net investment income	(0.35)	(0.22)	(0.21)		(0.25)		(0.34)
Distributions from realized gains	(0.05)	(0.03)	(0.30)		(0.16)		(0.16)

Total dividends and distributions	(0.40)	(0.25)	(0.51)		(0.41)		(0.50)

Net asset value, end of period	$9.76	$10.14	$10.31		$10.33		$10.19

Total return (b)	0.44%	0.77%	4.78%		5.65%		7.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$375,504	$217,873	$60,511		$51,752		$31,300
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.65%	0.65%		0.65%		0.65%
Before waivers (a)	0.95%	0.96%	1.00%		0.82%		0.96%
Ratio of net investment income to average net assets:
After waivers (a)	4.20%	3.31%	2.04%		2.26%		3.46%
Before waivers (a)	3.95%	3.00%	1.69%		2.09%		3.15%
Portfolio turnover rate	1,040%	1,249%	396%		364%		493%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.03	$0.04	$	**	$	**

208	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Short Duration Bond Portfolio

Class IA	Year Ended December 31, 2006(e)	June 9, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$9.94	$10.02

Income (loss) from investment operations:
Net investment income	0.43	0.38
Net realized and unrealized loss on investments and foreign currency transactions	(0.01)	(0.33)

Total from investment operations	0.42	0.05

Less distributions:
Dividends from net investment income	(0.38)	(0.13)
Distributions from realized gains	—	—	#

Total dividends and distributions	(0.38)	(0.13)

Net asset value, end of period	$9.98	$9.94

Total return (b)	4.22%	0.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,781,319	$1,219,936
Ratio of expenses to average net assets:
After waivers (a)	0.54%	0.40	%(c)
Before waivers (a)	0.54%	0.51	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.21%	3.76	%(c)
Before waivers (a)	4.21%	3.65	%(c)
Portfolio turnover rate	101%	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$0.01

	Year Ended December 31,					May 1, 2003* to December 31, 2003(e)
Class IB	2006(e)		2005(e)		2004
Net asset value, beginning of period	$9.95		$9.92		$9.98		$10.00

Income (loss) from investment operations:
Net investment income	0.40		0.28		0.23		0.15
Net realized and unrealized loss on investments and foreign currency transactions	(0.01)		(0.14)		(0.06)		(0.04)

Total from investment operations	0.39		0.14		0.17		0.11

Less distributions:
Dividends from net investment income	(0.35)		(0.11)		(0.23)		(0.13)
Distributions from realized gains	—		—	#	—		—

Total dividends and distributions	(0.35)		(0.11)		(0.23)		(0.13)

Net asset value, end of period	$9.99		$9.95		$9.92		$9.98

Total return (b)	3.95%		1.38%		1.70%		1.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$85,346		$36,314		$13,442		$9,767
Ratio of expenses to average net assets:
After waivers (a)	0.79	%(c)	0.65	%(c)	0.65%		0.65%
Before waivers (a)	0.79	%(c)	0.76	%(c)	1.22%		0.72%
Ratio of net investment income to average net assets:
After waivers (a)	3.97%		3.51	%(c)	2.55%		2.54%
Before waivers (a)	3.97%		3.40	%(c)	1.98%		2.47%
Portfolio turnover rate	101%		52%		36%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$0.01		$0.06	$	**

EQ Advisors Trust	Financial Highlights	209

Financial Highlights (cont’d)

EQ/Small Cap Value Portfolio

	Year Ended December 31,					October 2, 2002* to December 31, 2002
Class IA	2006		2005(e)	2004	2003
Net asset value, beginning of period	$13.37		$14.02	$13.29	$9.76	$9.25

Income from investment operations:
Net investment income	0.07		0.06	0.07	0.10	0.02
Net realized and unrealized gain on investments	2.09		0.61	2.20	3.55	0.53

Total from investment operations	2.16		0.67	2.27	3.65	0.55

Less distributions:
Dividends from net investment income	(0.08)		(0.06)	(0.05)	(0.06)	(0.04)
Distributions from realized gains	(1.75)		(1.26)	(1.49)	(0.06)	—

Total dividends and distributions	(1.83)		(1.32)	(1.54)	(0.12)	(0.04)

Net asset value, end of period	$13.70		$13.37	$14.02	$13.29	$9.76

Total return (b)	16.38%		4.94%	17.45%	37.69%	5.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$577,637		$523,308	$281,509	$177,723	$57
Ratio of expenses to average net assets:
After waivers (a)	0.85	%(c)	0.79%	0.80%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.77	%(c)	0.70%	0.61%	0.75%	0.81%
Before waivers and fees paid indirectly (a)	0.85	%(c)	0.79%	0.80%	0.85%	0.86%
Ratio of net investment income to average net assets:
After waivers (a)	0.40	%(c)	0.37%	0.37%	0.70%	0.64%
After waivers and fees paid indirectly (a)	0.47	%(c)	0.46%	0.56%	0.80%	0.68%
Before waivers and fees paid indirectly (a)	0.40	%(c)	0.37%	0.37%	0.70%	0.63%
Portfolio turnover rate	114%		90%	96%	69%	86%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$—	$— #

	Year Ended December 31,
Class IB	2006		2005(e)	2004	2003(e)	2002
Net asset value, beginning of year	$13.38		$14.02	$13.30	$9.77	$11.52

Income (loss) from investment operations:
Net investment income	0.03		0.03	0.03	0.06	0.03
Net realized and unrealized gain (loss) on investments	2.09		0.62	2.19	3.57	(1.61)

Total from investment operations	2.12		0.65	2.22	3.63	(1.58)

Less distributions:
Dividends from net investment income	(0.04)		(0.03)	(0.01)	(0.04)	(0.02)
Distributions from realized gains	(1.75)		(1.26)	(1.49)	(0.06)	(0.15)

Total dividends and distributions	(1.79)		(1.29)	(1.50)	(0.10)	(0.17)

Net asset value, end of year	$13.71		$13.38	$14.02	$13.30	$9.77

Total return	16.07%		4.75%	17.06%	37.42%	(13.87)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,326,859		$1,153,566	$1,042,729	$689,540	$298,035
Ratio of expenses to average net assets:
After waivers	1.10	%(c)	1.04%	1.05%	1.10%	1.10%
After waivers and fees paid indirectly	1.02	%(c)	0.95%	0.86%	1.00%	1.06%
Before waivers and fees paid indirectly	1.10	%(c)	1.04%	1.05%	1.10%	1.11%
Ratio of net investment income to average net assets:
After waivers	0.15	%(c)	0.12%	0.12%	0.45%	0.39%
After waivers and fees paid indirectly	0.22	%(c)	0.21%	0.31%	0.55%	0.43%
Before waivers and fees paid indirectly	0.15	%(c)	0.12%	0.12%	0.45%	0.38%
Portfolio turnover rate	114%		90%	96%	69%	86%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—		$—	$—	$—	$— #

210	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/ Small Company Growth Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)		2002(e)
Net asset value, beginning of year	$8.76	$8.28	$7.36		$5.98		$7.87

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.07)	(0.07)		(0.07)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.95	0.70	0.99		1.45		(1.84)

Total from investment operations	0.88	0.63	0.92		1.38		(1.89)

Less distributions:
Distributions from realized gains	(0.12)	(0.15)	—		—		—

Net asset value, end of year	$9.52	$8.76	$8.28		$7.36		$5.98

Total return	10.26%	7.55%	12.50%		23.08%		(24.02)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$277,810	$176,610	$93,964		$83,897		$66,203
Ratio of expenses to average net assets:
After waivers	1.30%	1.30%	1.30%		1.29%		1.12%
After waivers and fees paid indirectly	1.30%	1.30%	1.30%		1.29%		1.12%
Before waivers and fees paid indirectly	1.39%	1.37%	1.43%		1.29%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.77)%	(0.85)%	(0.89)%		(1.03)%		(0.79)%
After waivers and fees paid indirectly	(0.77)%	(0.85)%	(0.89)%		(1.03)%		(0.79)%
Before waivers and fees paid indirectly	(0.85)%	(0.92)%	(1.02)%		(1.03)%		(0.79)%
Portfolio turnover rate	279%	273%	199%		85%		37%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01	$	**	$	**

EQ Advisors Trust	Financial Highlights	211

Financial Highlights (cont’d)

EQ/Small Company Index Portfolio

	Year Ended December 31,					March 25, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003(e)
Net asset value, beginning of period	$11.68		$11.87	$10.47	$7.19	$9.32

Income (loss) from investment operations:
Net investment income	0.15		0.13	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.94		0.40	1.79	3.26	(2.12)

Total from investment operations	2.09		0.53	1.87	3.33	(2.07)

Less distributions:
Dividends from net investment income	(0.13)		(0.12)	(0.09)	(0.05)	(0.06)
Distributions from realized gains	(0.63)		(0.60)	(0.38)	—	—

Total dividends and distributions	(0.76)		(0.72)	(0.47)	(0.05)	(0.06)

Net asset value, end of period	$13.01		$11.68	$11.87	$10.47	$7.19

Total return (b)	17.98%		4.50%	17.97%	46.30%	(22.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$380,834		$24,343	$18,361	$7,462	$87
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.38	%(c)	0.33%	0.38%	0.60%	0.60%
Before waivers and reimbursements (a)	0.38	%(c)	0.33%	0.38%	0.60%	0.60%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.17%		1.09%	0.94%	0.75%	0.91%
Before waivers and reimbursements (a)	1.17%		1.09%	0.94%	0.75%	0.91%
Portfolio turnover rate	26%		26%	21%	32%	29%

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003(e)	2002
Net asset value, beginning of year	$11.68		$11.87	$10.47	$7.19	$9.15

Income (loss) from investment operations:
Net investment income	0.11		0.10	0.07	0.04	0.04
Net realized and unrealized gain (loss) on investments and foreign transactions	1.94		0.40	1.77	3.26	(1.96)

Total from investment operations	2.05		0.50	1.84	3.30	(1.92)

Less distributions:
Dividends from net investment income	(0.09)		(0.09)	(0.06)	(0.02)	(0.04)
Distributions from realized gains	(0.63)		(0.60)	(0.38)	—	—

Total dividends and distributions	(0.72)		(0.69)	(0.44)	(0.02)	(0.04)

Net asset value, end of year	$13.01		$11.68	$11.87	$10.47	$7.19

Total return	17.68%		4.24%	17.67%	45.94%	(20.96)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$687,050		$517,538	$480,368	$319,634	$99,391
Ratio of expenses to average net assets:
After waivers and reimbursements	0.63	%(c)	0.58%	0.63%	0.85%	0.85%
Before waivers and reimbursements	0.63	%(c)	0.58%	0.63%	0.85%	0.85%
Ratio of net investment income to average net assets:
After waivers and reimbursements	0.87%		0.84%	0.69%	0.50%	0.66%
Before waivers and reimbursements	0.87%		0.84%	0.69%	0.50%	0.66%
Portfolio turnover rate	26%		26%	21%	32%	29%

212	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/TCW Equity Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)		2002(e)
Net asset value, beginning of year	$22.09	$21.25	$18.72		$12.24		$17.34

Income (loss) from investment operations:
Net investment loss	(0.13)	(0.17)	(0.17)		(0.11)		(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.76)	1.01	2.70		6.59		(5.02)

Total from investment operations	(0.89)	0.84	2.53		6.48		(5.10)

Net asset value, end of year	$21.20	$22.09	$21.25		$18.72		$12.24

Total return	(3.98)%	3.95%	13.51%		52.94%		(29.41)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$246,130	$302,413	$285,682		$282,945		$199,587
Ratio of expenses to average net assets:
After waivers	1.15%	1.13%	1.15%		1.08%		0.90%
After waivers and fees paid indirectly	1.15%	1.13%	1.14%		1.06%		0.89%
Before waivers and fees paid indirectly	1.18%	1.13%	1.17%		1.08%		0.90%
Ratio of net investment loss to average net assets:
After waivers	(0.60)%	(0.84)%	(0.85)%		(0.72)%		(0.59)%
After waivers and fees paid indirectly	(0.60)%	(0.84)%	(0.84)%		(0.70)%		(0.58)%
Before waivers and fees paid indirectly	(0.62)%	(0.84)%	(0.87)%		(0.72)%		(0.59)%
Portfolio turnover rate	40%	15%	18%		19%		15%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$0.01	$—	$— #	$	**	$	**

EQ Advisors Trust	Financial Highlights	213

Financial Highlights (cont’d)

EQ/Templeton Growth Portfolio

Class IA	September 15, 2006* to December 31, 2006(c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.78

Total from investment operations	0.81

Less distributions:
Dividends from net investment income	(0.02)

Net asset value, end of period	$10.79

Total return (b)	8.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,621
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%
Before waivers and reimbursements (a)	1.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.03%
Before waivers and reimbursements (a)	0.10%
Portfolio turnover rate	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03

Class IB	September 15, 2006* to December 31, 2006(c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.78

Total from investment operations	0.80

Less distributions:
Dividends from net investment income	(0.01)

Net asset value, end of period	$10.79

Total return (b)	8.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,947
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%
Before waivers and reimbursements (a)	1.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.50%
Before waivers and reimbursements (a)	0.03%
Portfolio turnover rate	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01

214	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/UBS Growth And Income Portfolio

	Year Ended December 31,
Class IB	2006(e)	2005(e)	2004	2003(e)		2002(e)
Net asset value, beginning of year	$6.02	$5.56	$4.99		$3.95		$5.41

Income (loss) from investment operations:
Net investment income	0.05	0.04	0.05		0.04		0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.80	0.46	0.61		1.04		(1.45)

Total from investment operations	0.85	0.50	0.66		1.08		(1.41)

Less distributions:
Dividends from net investment income	(0.05)	(0.04)	(0.09)		(0.04)		(0.05)

Net asset value, end of year	$6.82	$6.02	$5.56		$4.99		$3.95

Total return	14.10%	8.98%	13.28%		27.56%		(25.95)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$212,510	$169,785	$132,682		$127,894		$111,429
Ratio of expenses to average net assets:
After waivers	1.05%	1.05%	1.05%		1.03%		0.86%
After waivers and fees paid indirectly	1.03%	1.04%	N/A		N/A		N/A
Before waivers and fees paid indirectly	1.14%	1.11%	1.16%		1.03%		0.86%
Ratio of net investment income to average net assets:
After waivers	0.77%	0.74%	0.91%		0.84%		0.81%
After waivers and fees paid indirectly	0.79%	0.75%	N/A		N/A		N/A
Before waivers and fees paid indirectly	0.68%	0.68%	0.80%		0.84%		0.81%
Portfolio turnover rate	35%	44%	40%		119%		19%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$0.01	$	**	$	**

EQ Advisors Trust	Financial Highlights	215

Financial Highlights (cont’d)

EQ/Van Kampen Comstock Portfolio

Class IA	Year Ended December 31, 2006(e)	April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.43	$10.00

Income from investment operations:
Net investment income	0.23	0.13
Net realized and unrealized gain on investments	1.46	0.41

Total from investment operations	1.69	0.54

Less distributions:
Dividends from net investment income	(0.18)	(0.09)
Distributions from realized gains	(0.18)	(0.02)

Total dividends and distributions	(0.36)	(0.11)

Net asset value, end of period	$11.76	$10.43

Total return (b)	16.27%	5.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$122	$105
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%
After waiver, and fees paid indirectly (a)	0.74%	0.74%
Before waivers and fees paid indirectly (a)	0.81%	0.96%
Ratio of net investment income to average net assets:
After waivers (a)	2.06%	1.97%
After waiver, and fees paid indirectly (a)	2.07%	1.98%
Before waivers and fees paid indirectly (a)	2.00%	1.76%
Portfolio turnover rate	23%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01

Class IB	Year Ended December 31, 2006(e)	April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$10.44	$10.00

Income from investment operations:
Net investment income	0.20	0.12
Net realized and unrealized gain on investments	1.46	0.40

Total from investment operations	1.66	0.52

Less distributions:
Dividends from net investment income	(0.15)	(0.06)
Distributions from realized gains	(0.18)	(0.02)

Total dividends and distributions	(0.33)	(0.08)

Net asset value, end of period	$11.77	$10.44

Total return (b)	15.97%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$291,204	$113,526
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%
After waiver, and fees paid indirectly (a)	0.99%	0.99%
Before waivers and fees paid indirectly (a)	1.06%	1.21%
Ratio of net investment income to average net assets:
After waivers (a)	1.77%	1.72%
After waiver, and fees paid indirectly (a)	1.78%	1.73%
Before waivers and fees paid indirectly (a)	1.71%	1.51%
Portfolio turnover rate	23%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01

216	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Van Kampen Emerging Markets Equity Portfolio

	Year Ended December 31,					October 2, 2002* to December 31, 2002
Class IA	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$12.87		$10.06	$8.20	$5.29	$4.85

Income from investment operations:
Net investment income	0.04		0.09	0.05	0.07	— #
Net realized and unrealized gain on investments and foreign currency transactions	4.70		3.23	1.89	2.91	0.44

Total from investment operations	4.74		3.32	1.94	2.98	0.44

Less distributions:
Dividends from net investment income	(0.10)		(0.09)	(0.08)	(0.07)	—
Distributions from realized gains	(1.28)		(0.42)	—	—	—

Total dividends and distributions	(1.38)		(0.51)	(0.08)	(0.07)	—

Net asset value, end of period	$16.23		$12.87	$10.06	$8.20	$5.29

Total return (b)	37.41%		33.04%	24.01%	56.18%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$619,212		$162,519	$4,592	$995	$62
Ratio of expenses to average net assets:
After waivers (a)	1.49	%(c)	1.55%	1.55%	1.55%	1.57%
After waivers and fees paid indirectly (a)	1.47	%(c)	1.53%	1.50%	1.53%	1.56%
Before waivers and fees paid indirectly (a)	1.49	%(c)	1.55%	1.55%	1.55%	1.62%
Ratio of net investment income to average net assets:
After waivers (a)	0.22%		0.69%	0.75%	1.33%	0.13%
After waivers and fees paid indirectly (a)	0.24%		0.71%	0.80%	1.35%	0.14%
Before waivers and fees paid indirectly (a)	0.22%		0.69%	0.75%	1.33%	0.08%
Portfolio turnover rate	69%		52%	57%	81%	78%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$12.87		$10.06	$8.19	$5.28	$5.61

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.05	0.04	0.05	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.66		3.25	1.89	2.91	(0.32)

Total from investment operations	4.69		3.30	1.93	2.96	(0.33)

Less distributions:
Dividends from net investment income	(0.06)		(0.07)	(0.06)	(0.05)	—
Distributions from realized gains	(1.28)		(0.42)	—	—	—

Total dividends and distributions	(1.34)		(0.49)	(0.06)	(0.05)	—

Net asset value, end of year	$16.22		$12.87	$10.06	$8.19	$5.28

Total return (b)	37.07%		32.84%	23.58%	56.09%	(6.05)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,849,522		$1,140,481	$615,499	$389,893	$193,115
Ratio of expenses to average net assets:
After waivers (a)	1.74	%(c)	1.80%	1.80%	1.80%	1.82%
After waivers and fees paid indirectly (a)	1.72	%(c)	1.78%	1.75%	1.78%	1.81%
Before waivers and fees paid indirectly (a)	1.74	%(c)	1.80%	1.80%	1.80%	1.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.17%		0.44%	0.50%	1.08%	(0.12)%
After waivers and fees paid indirectly (a)	0.19%		0.46%	0.55%	1.10%	(0.11)%
Before waivers and fees paid indirectly (a)	0.17%		0.44%	0.50%	1.08%	(0.17)%
Portfolio turnover rate	69%		52%	57%	81%	78%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$—		$—	$—	$— #	$— #

EQ Advisors Trust	Financial Highlights	217

Financial Highlights (cont’d)

EQ/Van Kampen Mid Cap Growth Portfolio

Class IA	Year Ended December 31, 2006(e)	April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$12.51	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	(0.01)
Net realized and unrealized gain on investments and foreign currency	1.14	2.52

Total from investment operations	1.19	2.51

Less Distributions:
Dividends from net investment income	(0.05)	—
Distributions from realized gains	(0.07)	—

Total dividends and distributions	(0.12)	—

Net asset value, end of period	$13.58	$12.51

Total return (b)	9.50%	25.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137	$125
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.76%	0.77%
Before waivers and fees paid indirectly (a)	0.90%	1.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.38%	(0.12)%
After waivers and fees paid indirectly (a)	0.41%	(0.09)%
Before waivers and fees paid indirectly (a)	0.27%	(0.77)%
Portfolio turnover rate	64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.05

Class IB	Year Ended December 31, 2006(e)	April 29, 2005* to December 31, 2005(e)
Net asset value, beginning of period	$12.48	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.03)
Net realized and unrealized gain on investments and foreign currency	1.15	2.51

Total from investment operations	1.16	2.48

Less Distributions:
Dividends from net investment income	(0.01)	—
Distributions from realized gains	(0.07)	—

Total dividends and distributions	(0.08)	—

Net asset value, end of period	$13.56	$12.48

Total return (b)	9.33%	24.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$139,188	$49,826
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.01%	1.02%
Before waivers and fees paid indirectly (a)	1.15%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.06%	(0.37)%
After waivers and fees paid indirectly (a)	0.10%	(0.34)%
Before waivers and fees paid indirectly (a)	(0.04)%	(1.02)%
Portfolio turnover rate	64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.05

218	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Wells Fargo Montgomery Small Cap Portfolio

	Year Ended December 31,			October 1, 2004* to December 31, 2004
Class IA	2006(e)		2005(e)
Net asset value, beginning of period	$11.40		$11.44	$10.00

Income (loss) from investment operations:
Net investment loss	(0.08)		(0.07)	(0.02)
Net realized and unrealized gain on investments	2.57		0.74	1.46

Total from investment operations	2.49		0.67	1.44

Less Distributions:
Distributions from realized gains	(0.33)		(0.71)	—

Net asset value, end of period.	$13.56		$11.40	$11.44

Total return (b)	21.95%		5.92%	14.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$148		$121	$114
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%		1.05%	1.03%
After waivers, reimbursements and fees paid indirectly (a)	0.95	%(c)	0.87%	1.01%
Before waivers, reimbursements and fees paid indirectly (a)	1.23	%(c)	3.05%	7.36%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.72)%		(0.80)%	(0.81)%
After waivers, reimbursements and fees paid indirectly (a)	(0.60)%		(0.62)%	(0.79)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.94)%		(2.80)%	(7.14)%
Portfolio turnover rate	121%		168%	47%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.03		$0.22	$0.65

	Year Ended December 31,			October 1, 2004* to December 31, 2004
Class IB	2006(e)		2005(e)
Net asset value, beginning of period	$11.37		$11.43	$10.00

Income (loss) from investment operations:
Net investment loss.	(0.11)		(0.10)	(0.03)
Net realized and unrealized gain on investments	2.55		0.75	1.46

Total from investment operations	2.44		0.65	1.43

Less Distributions:
Distributions from realized gains	(0.33)		(0.71)	—

Net asset value, end of period	$13.48		$11.37	$11.43

Total return (b)	21.57%		5.75%	14.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101,401		$13,638	$3,598
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%	1.28%
After waivers, reimbursements and fees paid indirectly (a)	1.20%		1.12%	1.26%
Before waivers, reimbursements and fees paid indirectly (a)	1.48	%(c)	3.30%	7.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.97)%		(1.05)%	(1.06)%
After waivers, reimbursements and fees paid indirectly (a)	(0.87)%		(0.87)%	(1.04)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.15)%		(3.05)%	(7.39)%
Portfolio turnover rate	121%		168%	47%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.02		$0.22	$0.65

EQ Advisors Trust	Financial Highlights	219

Financial Highlights (cont’d)

*	Commencement of Operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
***	Prior to December 31, 2006, these ratios and per share amounts were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(g)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.
(h)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(i)	On April 26, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price International Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Mercury International Value Portfolio.
(j)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.
(k)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.
(l)	On February 28, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the Enterprise Balanced Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Montag & Caldwell Growth Portfolio.
(m)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.
(n)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Boston Advisors Equity Income Portfolio.
(o)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Global Socially Responsive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Calvert Socially Responsible Portfolio.
(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/ MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(q)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Capital Appreciation Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/ Marsico Focus Portfolio.
(r)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Deep Value Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Mercury Basic Value Equity Portfolio.
(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Money Market Portfolio.
(t)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Multi-Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/ Montag & Caldwell Growth Portfolio.
(v)	On July 7, 2005, this Portfolio split its shares as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the stock split.

220	Financial Highlights	EQ Advisors Trust

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Includes more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a portfolio’s SAI and/or Annual and Semi-Annual Report,

contact your financial professional, or the Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

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Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2007 EQ Advisors Trust